UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

The AB Portfolios

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABWYX

June 30, 2026

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$72	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 10-month period, active fixed-income strategies, tactical asset allocation and diversifying strategies, along with systematic global equity positioning, were the leading contributors to performance.

Top detractors from performance:

  During the 10-month period, passive global equity exposure, global strategic core equity positioning and global sovereign fixed-income exposure were the primary detractors from performance.

Advisor Class: ABWYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$10,000	$10,000	$10,000
06/17	$11,071	$11,878	$9,959
06/18	$11,451	$13,153	$10,123
06/19	$12,165	$13,908	$10,913
06/20	$11,647	$14,202	$11,575
06/21	$14,690	$19,778	$11,584
06/22	$12,411	$16,663	$10,548
06/23	$12,833	$19,417	$10,603
06/24	$14,275	$23,179	$11,048
06/25	$15,950	$26,927	$11,728
06/26	$18,432	$33,301	$12,100

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	15.56%	4.64%	6.31%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

The 10-month total return for the share class was 13.00%. The 10-month total return for the MSCI All Country World Index (net) was 19.08% and the 10-month total return for the Bloomberg Global Aggregate Bond Index (USD hedged) was 2.69%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-all-market-total-return-portfolio.Advisor.01877F625.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Advisor Class: ABWYX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Table Summary
United States	44.2%
Multinational	20.5%
Canada	4.8%
United Kingdom	4.2%
Japan	3.9%
France	2.3%
Germany	1.5%
Italy	1.2%
Spain	1.0%
Netherlands	1.0%
Australia	0.8%
Hungary	0.5%
Switzerland	0.5%
South Korea	0.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-ADV-0153-0626

Advisor Class: ABWYX

3

Class A: ABWAX

June 30, 2026

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Please scan QR code for

Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 10-month period, active fixed-income strategies, tactical asset allocation and diversifying strategies, along with systematic global equity positioning, were the leading contributors to performance.

Top detractors from performance:

  During the 10-month period, passive global equity exposure, global strategic core equity positioning and global sovereign fixed-income exposure were the primary detractors from performance.

Class A: ABWAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$9,573	$10,000	$10,000
06/17	$10,570	$11,878	$9,959
06/18	$10,902	$13,153	$10,123
06/19	$11,557	$13,908	$10,913
06/20	$11,041	$14,202	$11,575
06/21	$13,881	$19,778	$11,584
06/22	$11,703	$16,663	$10,548
06/23	$12,073	$19,417	$10,603
06/24	$13,389	$23,179	$11,048
06/25	$14,925	$26,927	$11,728
06/26	$17,200	$33,301	$12,100

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	15.24%	4.38%	6.03%
Class A (with sales charges)	10.36%	3.48%	5.57%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

The 10-month total return for the share class (without sales charges) was 12.71%. The 10-month total return for the MSCI All Country World Index (net) was 19.08% and the 10-month total return for the Bloomberg Global Aggregate Bond Index (USD hedged) was 2.69%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-all-market-total-return-portfolio.A.01877F658.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Class A: ABWAX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Table Summary
United States	44.2%
Multinational	20.5%
Canada	4.8%
United Kingdom	4.2%
Japan	3.9%
France	2.3%
Germany	1.5%
Italy	1.2%
Spain	1.0%
Netherlands	1.0%
Australia	0.8%
Hungary	0.5%
Switzerland	0.5%
South Korea	0.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-A-0153-0626

Class A: ABWAX

3

Class C: ABWCX

June 30, 2026

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 10-month period, active fixed-income strategies, tactical asset allocation and diversifying strategies, along with systematic global equity positioning, were the leading contributors to performance.

Top detractors from performance:

  During the 10-month period, passive global equity exposure, global strategic core equity positioning and global sovereign fixed-income exposure were the primary detractors from performance.

Class C: ABWCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$10,000	$10,000	$10,000
06/17	$10,956	$11,878	$9,959
06/18	$11,215	$13,153	$10,123
06/19	$11,801	$13,908	$10,913
06/20	$11,187	$14,202	$11,575
06/21	$13,962	$19,778	$11,584
06/22	$11,678	$16,663	$10,548
06/23	$11,952	$19,417	$10,603
06/24	$13,160	$23,179	$11,048
06/25	$14,562	$26,927	$11,728
06/26	$16,651	$33,301	$12,100

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	14.35%	3.59%	5.23%
Class C (with sales charges)	13.35%	3.59%	5.23%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

The 10-month total return for the share class (without sales charges) was 12.01%. The 10-month total return for the MSCI All Country World Index (net) was 19.08% and the 10-month total return for the Bloomberg Global Aggregate Bond Index (USD hedged) was 2.69%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-all-market-total-return-portfolio.C.01877F633.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Class C: ABWCX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Table Summary
United States	44.2%
Multinational	20.5%
Canada	4.8%
United Kingdom	4.2%
Japan	3.9%
France	2.3%
Germany	1.5%
Italy	1.2%
Spain	1.0%
Netherlands	1.0%
Australia	0.8%
Hungary	0.5%
Switzerland	0.5%
South Korea	0.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-C-0153-0626

Class C: ABWCX

3

Class I: ABWIX

June 30, 2026

SCAN ME

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Fund Information

AB All Market Total Return Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Highlights

Top contributors to performance:

  During the 10-month period, active fixed-income strategies, tactical asset allocation and diversifying strategies, along with systematic global equity positioning, were the leading contributors to performance.

Top detractors from performance:

  During the 10-month period, passive global equity exposure, global strategic core equity positioning and global sovereign fixed-income exposure were the primary detractors from performance.

Class I: ABWIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$10,000	$10,000	$10,000
06/17	$11,073	$11,878	$9,959
06/18	$11,441	$13,153	$10,123
06/19	$12,154	$13,908	$10,913
06/20	$11,640	$14,202	$11,575
06/21	$14,669	$19,778	$11,584
06/22	$12,385	$16,663	$10,548
06/23	$12,807	$19,417	$10,603
06/24	$14,350	$23,179	$11,048
06/25	$16,028	$26,927	$11,728
06/26	$18,523	$33,301	$12,100

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	15.57%	4.78%	6.36%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

The 10-month total return for the share class was 12.99%. The 10-month total return for the MSCI All Country World Index (net) was 19.08% and the 10-month total return for the Bloomberg Global Aggregate Bond Index (USD hedged) was 2.69%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-all-market-total-return-portfolio.I.01877F427.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Class I: ABWIX

2

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Table Summary
United States	44.2%
Multinational	20.5%
Canada	4.8%
United Kingdom	4.2%
Japan	3.9%
France	2.3%
Germany	1.5%
Italy	1.2%
Spain	1.0%
Netherlands	1.0%
Australia	0.8%
Hungary	0.5%
Switzerland	0.5%
South Korea	0.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-I-0153-0626

Class I: ABWIX

3

Advisor Class: AGRYX

June 30, 2026

SCAN ME

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within consumer staples and technology and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 11-month period, overall security selection and sector allocation was negative.

Advisor Class: AGRYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index	Russell 3000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,227	$11,790	$12,072
06/18	$15,376	$13,484	$14,784
06/19	$17,627	$14,889	$16,352
06/20	$20,791	$16,006	$19,940
06/21	$28,749	$22,536	$28,512
06/22	$22,114	$20,144	$22,873
06/23	$27,562	$24,091	$28,958
06/24	$36,812	$30,006	$38,287
06/25	$42,622	$34,556	$44,752
06/26	$47,364	$42,271	$52,917

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	11.12%	10.50%	16.83%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

The 11-month total return for the share class was 8.64%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 3000 Growth Index was 14.04%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-growth-fund.Advisor.01877F757.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Advisor Class: AGRYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGRYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-ADV-0153-0626

Advisor Class: AGRYX

3

Class A: AGRFX

June 30, 2026

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRFX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within consumer staples and technology and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 11-month period, overall security selection and sector allocation was negative.

Class A: AGRFX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
06/16	$9,575	$10,000	$10,000
06/17	$11,676	$11,790	$12,072
06/18	$14,649	$13,484	$14,784
06/19	$16,754	$14,889	$16,352
06/20	$19,710	$16,006	$19,940
06/21	$27,187	$22,536	$28,512
06/22	$20,859	$20,144	$22,873
06/23	$25,934	$24,091	$28,958
06/24	$34,550	$30,006	$38,287
06/25	$39,905	$34,556	$44,752
06/26	$44,233	$42,271	$52,917

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	10.85%	10.22%	16.54%
Class A (with sales charges)	6.14%	9.27%	16.03%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

The 11-month total return for the share class (without sales charges) was 8.39%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 3000 Growth Index was 14.04%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-growth-fund.A.01877F401.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class A: AGRFX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGRFX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-A-0153-0626

Class A: AGRFX

3

Class C: AGRCX

June 30, 2026

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRCX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within consumer staples and technology and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 11-month period, overall security selection and sector allocation was negative.

Class C: AGRCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,102	$11,790	$12,072
06/18	$15,069	$13,484	$14,784
06/19	$17,108	$14,889	$16,352
06/20	$19,976	$16,006	$19,940
06/21	$27,346	$22,536	$28,512
06/22	$20,825	$20,144	$22,873
06/23	$25,691	$24,091	$28,958
06/24	$33,974	$30,006	$38,287
06/25	$38,955	$34,556	$44,752
06/26	$42,813	$42,271	$52,917

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	9.92%	9.38%	15.65%
Class C (with sales charges)	8.95%	9.38%	15.65%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

The 11-month total return for the share class (without sales charges) was 7.60%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 3000 Growth Index was 14.04%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-growth-fund.C.01877F609.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class C: AGRCX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGRCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-C-0153-0626

Class C: AGRCX

3

Class I: AGFIX

June 30, 2026

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGFIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Highlights

Top contributors to performance:

  During the 11-month period, security selection within consumer staples and technology and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 11-month period, overall security selection and sector allocation was negative.

Class I: AGFIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index	Russell 3000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,243	$11,790	$12,072
06/18	$15,416	$13,484	$14,784
06/19	$17,693	$14,889	$16,352
06/20	$20,891	$16,006	$19,940
06/21	$28,907	$22,536	$28,512
06/22	$22,249	$20,144	$22,873
06/23	$27,755	$24,091	$28,958
06/24	$36,945	$30,006	$38,287
06/25	$42,747	$34,556	$44,752
06/26	$47,474	$42,271	$52,917

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	11.07%	10.43%	16.85%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

The 11-month total return for the share class was 8.58%. The 11-month total return for the S&P 500 Index was 19.64% and the 11-month total return for the Russell 3000 Growth Index was 14.04%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-growth-fund.I.01877F468.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class I: AGFIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGFIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-I-0153-0626

Class I: AGFIX

3

Advisor Class: ATWYX

June 30, 2026

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 10-month period, currency selection, along with security selection in the consumer staples and financial sectors, contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 10-month period, negative sector selection from an underweight position in the technology sector was the largest detractor from the Fund’s performance, relative to the benchmark.

Advisor Class: ATWYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,663	$11,878
06/18	$12,997	$13,153
06/19	$13,536	$13,908
06/20	$13,579	$14,202
06/21	$18,751	$19,778
06/22	$16,014	$16,663
06/23	$18,371	$19,417
06/24	$22,449	$23,179
06/25	$25,617	$26,927
06/26	$31,572	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	23.25%	10.98%	12.18%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 10-month total return for the share class was 18.76%. The 10-month total return for the MSCI All Country World Index (net) was 19.08%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-tax-managed-wealth-appreciation-strategy.Advisor.01877F534.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,082,316,867
# of Portfolio Holdings	107
Portfolio Turnover Rate	21%Footnote Reference+
Total Advisory Fees Paid (Net)	$3,250,699Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Advisor Class: ATWYX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	37.5%
Information Technology	21.3%
Financials	8.4%
Industrials	7.2%
Communication Services	7.1%
Health Care	5.9%
Consumer Discretionary	5.0%
Consumer Staples	2.5%
Energy	1.7%
Materials	1.3%
Others	1.9%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	62.3%
Investment Companies	37.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-ADV-0153-0626

Advisor Class: ATWYX

3

Class A: ATWAX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 10-month period, currency selection, along with security selection in the consumer staples and financial sectors, contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 10-month period, negative sector selection from an underweight position in the technology sector was the largest detractor from the Fund’s performance, relative to the benchmark.

Class A: ATWAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)
06/16	$9,577	$10,000
06/17	$11,140	$11,878
06/18	$12,383	$13,153
06/19	$12,863	$13,908
06/20	$12,872	$14,202
06/21	$17,732	$19,778
06/22	$15,102	$16,663
06/23	$17,281	$19,417
06/24	$21,067	$23,179
06/25	$23,981	$26,927
06/26	$29,477	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	22.92%	10.70%	11.90%
Class A (with sales charges)	17.67%	9.74%	11.42%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 10-month total return for the share class (without sales charges) was 18.47%. The 10-month total return for the MSCI All Country World Index (net) was 19.08%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-tax-managed-wealth-appreciation-strategy.A.01877F567.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,082,316,867
# of Portfolio Holdings	107
Portfolio Turnover Rate	21%Footnote Reference+
Total Advisory Fees Paid (Net)	$3,250,699Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Class A: ATWAX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	37.5%
Information Technology	21.3%
Financials	8.4%
Industrials	7.2%
Communication Services	7.1%
Health Care	5.9%
Consumer Discretionary	5.0%
Consumer Staples	2.5%
Energy	1.7%
Materials	1.3%
Others	1.9%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	62.3%
Investment Companies	37.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-A-0153-0626

Class A: ATWAX

3

Class C: ATWCX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 10-month period, currency selection, along with security selection in the consumer staples and financial sectors, contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 10-month period, negative sector selection from an underweight position in the technology sector was the largest detractor from the Fund’s performance, relative to the benchmark.

Class C: ATWCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,550	$11,878
06/18	$12,742	$13,153
06/19	$13,138	$13,908
06/20	$13,051	$14,202
06/21	$17,836	$19,778
06/22	$15,082	$16,663
06/23	$17,115	$19,417
06/24	$20,705	$23,179
06/25	$23,387	$26,927
06/26	$28,535	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	22.01%	9.85%	11.05%
Class C (with sales charges)	21.01%	9.85%	11.05%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 10-month total return for the share class (without sales charges) was 17.72%. The 10-month total return for the MSCI All Country World Index (net) was 19.08%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-tax-managed-wealth-appreciation-strategy.C.01877F542.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,082,316,867
# of Portfolio Holdings	107
Portfolio Turnover Rate	21%Footnote Reference+
Total Advisory Fees Paid (Net)	$3,250,699Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Class C: ATWCX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	37.5%
Information Technology	21.3%
Financials	8.4%
Industrials	7.2%
Communication Services	7.1%
Health Care	5.9%
Consumer Discretionary	5.0%
Consumer Staples	2.5%
Energy	1.7%
Materials	1.3%
Others	1.9%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	62.3%
Investment Companies	37.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-C-0153-0626

Class C: ATWCX

3

Advisor Class: AWAYX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$42	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 10-month period, currency selection, along with security selection in the industrials and consumer staples sectors, contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 10-month period, negative sector selection from an underweight position in the technology sector was the largest detractor from the Fund’s performance, relative to the benchmark.

Advisor Class: AWAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,596	$11,878
06/18	$12,896	$13,153
06/19	$13,448	$13,908
06/20	$13,518	$14,202
06/21	$18,760	$19,778
06/22	$16,025	$16,663
06/23	$18,432	$19,417
06/24	$22,570	$23,179
06/25	$25,824	$26,927
06/26	$31,882	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	23.46%	11.19%	12.29%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 10-month total return for the share class was 18.89%. The 10-month total return for the MSCI All Country World Index (net) was 19.08%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-wealth-appreciation-strategy.Advisor.01877F666.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,545,686,384
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%Footnote Reference+
Total Advisory Fees Paid (Net)	$4,610,719Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Advisor Class: AWAYX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	37.6%
Information Technology	21.2%
Financials	8.2%
Communication Services	7.4%
Industrials	7.1%
Health Care	5.9%
Consumer Discretionary	5.0%
Consumer Staples	1.8%
Energy	1.7%
Materials	1.3%
Others	2.1%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	61.7%
Investment Companies	37.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-ADV-0153-0626

Advisor Class: AWAYX

3

Class A: AWAAX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 10-month period, currency selection, along with security selection in the industrials and consumer staples sectors, contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 10-month period, negative sector selection from an underweight position in the technology sector was the largest detractor from the Fund’s performance, relative to the benchmark.

Class A: AWAAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)
06/16	$9,577	$10,000
06/17	$11,081	$11,878
06/18	$12,298	$13,153
06/19	$12,786	$13,908
06/20	$12,821	$14,202
06/21	$17,747	$19,778
06/22	$15,117	$16,663
06/23	$17,352	$19,417
06/24	$21,192	$23,179
06/25	$24,185	$26,927
06/26	$29,786	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	23.16%	10.91%	12.02%
Class A (with sales charges)	17.93%	9.95%	11.53%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 10-month total return for the share class (without sales charges) was 18.67%. The 10-month total return for the MSCI All Country World Index (net) was 19.08%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-wealth-appreciation-strategy.A.01877F690.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,545,686,384
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%Footnote Reference+
Total Advisory Fees Paid (Net)	$4,610,719Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Class A: AWAAX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	37.6%
Information Technology	21.2%
Financials	8.2%
Communication Services	7.4%
Industrials	7.1%
Health Care	5.9%
Consumer Discretionary	5.0%
Consumer Staples	1.8%
Energy	1.7%
Materials	1.3%
Others	2.1%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	61.7%
Investment Companies	37.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-A-0153-0626

Class A: AWAAX

3

Class C: AWACX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Wealth Appreciation Strategy

Annual Shareholder Report

This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Highlights

Top contributors to performance:

  During the 10-month period, currency selection, along with security selection in the industrials and consumer staples sectors, contributed to the Fund’s performance, relative to the benchmark.

Top detractors from performance:

  During the 10-month period, negative sector selection from an underweight position in the technology sector was the largest detractor from the Fund’s performance, relative to the benchmark.

Class C: AWACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,488	$11,878
06/18	$12,646	$13,153
06/19	$13,051	$13,908
06/20	$12,988	$14,202
06/21	$17,841	$19,778
06/22	$15,087	$16,663
06/23	$17,170	$19,417
06/24	$20,821	$23,179
06/25	$23,586	$26,927
06/26	$28,828	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	22.22%	10.07%	11.17%
Class C (with sales charges)	21.22%	10.07%	11.17%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 10-month total return for the share class (without sales charges) was 17.94%. The 10-month total return for the MSCI All Country World Index (net) was 19.08%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-wealth-appreciation-strategy.C.01877F674.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,545,686,384
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%Footnote Reference+
Total Advisory Fees Paid (Net)	$4,610,719Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Class C: AWACX

2

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Table Summary
Investment Companies	37.6%
Information Technology	21.2%
Financials	8.2%
Communication Services	7.4%
Industrials	7.1%
Health Care	5.9%
Consumer Discretionary	5.0%
Consumer Staples	1.8%
Energy	1.7%
Materials	1.3%
Others	2.1%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	61.7%
Investment Companies	37.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-C-0153-0626

Class C: AWACX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, John Lovito, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB All Market Total Return Portfolio	2025	$106,481	$—	$36,102
	2026	$85,185	$—	$29,800
AB Wealth Appreciation Strategy	2025	$44,723	$—	$23,175
	2026	$35,778	$—	$24,372
AB Tax-Managed Wealth Appreciation Strategy	2025	$44,723	$—	$25,093
	2026	$35,778	$—	$26,263
AB Growth Fund	2025	$33,994	$—	$18,176
	2026	$27,195	$—	$18,696

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB All Market Total Return Portfolio	2025	$1,478,020	$36,102
			$—
			$(36,102)
	2026	$1,496,385	$29,800
			$—
			$(29,800)
AB Wealth Appreciation Strategy	2025	$1,465,093	$23,175
			$—
			$(23,175)
	2026	$1,490,957	$24,372
			$—
			$(24,372)
AB Tax-Managed Wealth Appreciation Strategy	2025	$1,467,011	$25,093
			$—
			$(25,093)
	2026	$1,492,848	$26,263
			$—
			$(26,263)
AB Growth Fund	2025	$1,844,524	$18,176
			$—
			$(18,176)
	2026	$1,485,281	$18,696
			$—
			$(18,696)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

John Lovito	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL MARKET TOTAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 32.8%
Information Technology – 8.1%
Communications Equipment – 0.3%
Cisco Systems, Inc.	4,813	$565,335
F5, Inc.(a)	937	389,755
Motorola Solutions, Inc.	721	299,424

		1,254,514

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. – Class A	3,008	530,370
Jabil, Inc.	1,045	402,827
Keysight Technologies, Inc.(a)	1,176	411,682
Kyocera Corp.	8,800	195,167

		1,540,046

IT Services – 0.2%
Nagarro SE	955	81,806
Obic Co., Ltd.	10,300	241,893
Twilio, Inc. – Class A(a)	524	108,117
VeriSign, Inc.	1,496	376,334

		808,150

Semiconductors & Semiconductor Equipment – 4.5%
Advanced Micro Devices, Inc.(a)	524	304,397
Analog Devices, Inc.	1,165	462,703
Applied Materials, Inc.	1,021	738,183
ASM International NV	260	298,995
ASML Holding NV	883	1,748,495
BE Semiconductor Industries NV	868	286,659
Broadcom, Inc.	5,520	2,085,180
First Solar, Inc.(a)	541	127,654
Intel Corp.(a)	663	92,575
Kioxia Holdings Corp.(a)	600	348,738
KLA Corp.	3,051	920,517
Lam Research Corp.	1,674	725,394
Micron Technology, Inc.	1,109	1,280,108
Monolithic Power Systems, Inc.	39	53,912
NVIDIA Corp.	26,010	5,204,341
NXP Semiconductors NV	1,470	413,114
Qorvo, Inc.(a)	12,393	1,155,895
Silicon Laboratories, Inc.(a)	5,364	1,172,356
SkyWater Technology, Inc.(a)	30,466	1,060,826
Taiwan Semiconductor Manufacturing Co., Ltd.	10,950	863,848
Veeco Instruments, Inc.(a)	1,079	81,788

		19,425,678

Software – 1.4%
Fortinet, Inc.(a)	2,736	420,304

ABFunds.com	AB All Market Total Return Portfolio 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

HubSpot, Inc.(a)	1,965	$358,632
Intuit, Inc.	400	104,400
LiveRamp Holdings, Inc.(a)	36,438	1,371,526
Microsoft Corp.	7,552	2,817,047
Nice Ltd.(a)	1,760	159,394
Palantir Technologies, Inc. – Class A(a)	1,076	125,537
SAP SE	981	151,220
ServiceNow, Inc.(a)	1,968	195,383
Zoom Communications, Inc.(a)	4,355	375,880

		6,079,323

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	17,242	4,989,145
NetApp, Inc.	2,474	382,877

		5,372,022

		34,479,733

Financials – 6.5%
Banks – 2.5%
AIB Group PLC	31,956	375,562
Banco Bilbao Vizcaya Argentaria SA	18,557	463,715
Bank of America Corp.	10,640	606,267
Bank of Nova Scotia (The)	5,026	436,845
BNP Paribas SA	3,843	448,836
Citigroup, Inc.	3,691	516,592
Danske Bank A/S	7,271	389,744
JPMorgan Chase & Co.	2,382	779,700
KBC Group NV	2,021	276,031
Lloyds Banking Group PLC	291,255	426,259
Mitsubishi UFJ Financial Group, Inc.	14,600	290,875
NatWest Group PLC	49,351	435,471
Nordea Bank Abp (Helsinki)	21,426	406,390
Nordea Bank Abp (Stockholm)	9,485	179,770
Oversea-Chinese Banking Corp., Ltd.	25,800	495,120
Resona Holdings, Inc.	17,300	225,558
Royal Bank of Canada	1,298	268,780
Standard Chartered PLC	4,867	131,764
Sumitomo Mitsui Financial Group, Inc.	9,800	384,151
Sumitomo Mitsui Trust Group, Inc.	10,200	380,867
Toronto-Dominion Bank (The)	3,297	400,871
UniCredit SpA	3,711	332,575
Webster Financial Corp.	23,315	1,781,732
Wells Fargo & Co.	2,595	214,451

		10,647,926

Capital Markets – 1.8%
Allfunds Group PLC	89,259	857,845
Ameriprise Financial, Inc.	870	399,121

2 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bank of New York Mellon Corp. (The)	2,955	$427,323
Cboe Global Markets, Inc.	2,520	611,528
Daiwa Securities Group, Inc.	25,700	252,187
DigitalBridge Group, Inc.	61,214	965,957
Euronext NV(b)	1,640	262,320
Janus Henderson Group PLC(a)	30,029	1,560,007
London Stock Exchange Group PLC	2,175	235,151
Macquarie Group Ltd.	2,358	409,924
Northern Trust Corp.	2,189	380,536
Open Lending Corp.(a)	56,864	176,847
S&P Global, Inc.	684	278,566
Singapore Exchange Ltd.	24,200	451,510
State Street Corp.	2,318	393,133

		7,661,955

Consumer Finance – 0.1%
International Personal Finance PLC	107,651	354,128

Financial Services – 1.2%
Banca Mediolanum SpA(c)	14,925	371,950
Berkshire Hathaway, Inc. – Class B(a)	355	177,638
Curo Group Holdings LLC(a)	7,850	88,313
International Money Express, Inc.(a)	39,066	564,504
Mastercard, Inc. – Class A	2,169	1,113,998
NCR Atleos Corp.(a)	36,674	1,592,018
Payoneer Global, Inc.(a)	63,329	450,903
Visa, Inc. – Class A	2,137	733,183

		5,092,507

Insurance – 0.8%
Ageas SA/NV	4,691	375,330
AXA SA	7,973	399,522
Brighthouse Financial, Inc.(a)	17,105	1,082,747
Great-West Lifeco, Inc.	5,928	377,728
Marsh & McLennan Cos., Inc.	1,313	218,838
Medibank Pvt. Ltd.(c)	54,419	186,971
NN Group NV	2,230	195,502
QBE Insurance Group Ltd.	22,078	384,050
Tryg A/S	16,889	384,444

		3,605,132

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
Two Harbors Investment Corp.	32,866	407,867

		27,769,515

Industrials – 3.5%
Aerospace & Defense – 0.5%
BAE Systems PLC	13,941	341,647
General Electric Co.	692	258,621

ABFunds.com	AB All Market Total Return Portfolio 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

HEICO Corp. – Class A	1,474	$380,159
Howmet Aerospace, Inc.	1,654	444,695
L3Harris Technologies, Inc.	880	255,719
Rolls-Royce Holdings PLC	10,441	200,150
Safran SA	728	286,891

		2,167,882

Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	2,377	387,404
InPost SA(a)	62,642	1,103,947

		1,491,351

Building Products – 0.1%
Trane Technologies PLC	639	313,851

Commercial Services & Supplies – 0.1%
Dai Nippon Printing Co., Ltd.	20,200	370,639

Construction & Engineering – 0.4%
AECOM	5,153	359,679
Comfort Systems USA, Inc.	209	414,227
EMCOR Group, Inc.	470	390,044
Stantec, Inc.	3,721	256,646
Taisei Corp.	2,900	254,159
Vinci SA	1,410	205,928

		1,880,683

Electrical Equipment – 0.6%
ABB Ltd. (REG)	6,732	732,302
Bloom Energy Corp. – Class A(a)	160	48,432
NIDEC Corp.(a)	13,300	218,609
Prysmian SpA	6,032	1,015,445
Schneider Electric SE	1,654	541,231

		2,556,019

Ground Transportation – 0.4%
Norfolk Southern Corp.	5,162	1,623,914

Industrial Conglomerates – 0.0%
Hitachi Ltd.	5,900	163,289

Machinery – 0.7%
Caterpillar, Inc.	17	18,103
Chart Industries, Inc.(a)	7,918	1,654,387
Kubota Corp.(c)	21,500	359,748
Rational AG	492	360,432
VAT Group AG(b)	446	391,107
Weir Group PLC (The)	5,331	170,043

		2,953,820

4 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Marine Transportation – 0.2%
ZIM Integrated Shipping Services Ltd.	29,192	$758,992

Professional Services – 0.2%
Automatic Data Processing, Inc.	860	192,597
Experian PLC	4,359	146,914
RELX PLC	12,289	388,462

		727,973

Trading Companies & Distributors – 0.0%
Ferguson Enterprises, Inc.	722	171,352

		15,179,765

Health Care – 3.2%
Biotechnology – 0.7%
AbbVie, Inc.	2,432	611,988
Apogee Therapeutics, Inc.(a)	10,289	1,365,659
Gilead Sciences, Inc.	4,256	537,703
Neurocrine Biosciences, Inc.(a)	1,499	252,634
United Therapeutics Corp.(a)	467	253,035

		3,021,019

Health Care Equipment & Supplies – 0.6%
Advanced Medical Solutions Group PLC(c)	15,008	55,686
Avanos Medical, Inc.(a)	2,796	69,565
Dexcom, Inc.(a)	2,400	161,640
Insulet Corp.(a)	1,968	299,628
Medtronic PLC	3,513	274,822
Penumbra, Inc.(a)	4,939	1,559,489

		2,420,830

Health Care Providers & Services – 0.5%
Cencora, Inc.	623	176,297
Centene Corp.(a)	5,944	381,545
Cross Country Healthcare, Inc.(a)	3,788	50,040
Elevance Health, Inc.	721	278,832
McKesson Corp.	696	525,898
Talkspace, Inc.(a)	64,737	336,632
UnitedHealth Group, Inc.	705	293,019
Universal Health Services, Inc. – Class B	812	120,736

		2,162,999

Health Care Technology – 0.0%
TruBridge, Inc.(a)	8,029	210,440

Life Sciences Tools & Services – 0.2%
Agilent Technologies, Inc.	489	64,954
Bio-Techne Corp.	4,876	344,489
IQVIA Holdings, Inc.(a)	2,018	389,918
Thermo Fisher Scientific, Inc.	275	137,874

		937,235

ABFunds.com	AB All Market Total Return Portfolio 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.2%
AstraZeneca PLC	1,654	$308,809
Bristol-Myers Squibb Co.	3,503	201,843
Eli Lilly & Co.	1,168	1,400,934
Esperion Therapeutics, Inc.(a)	81,910	258,836
Johnson & Johnson	472	119,874
Merck & Co., Inc.	9,428	1,211,498
Novartis AG (REG)	1,570	245,379
Organon & Co.	74,519	1,008,987
Roche Holding AG	772	317,358

		5,073,518

		13,826,041

Consumer Discretionary – 2.8%
Auto Components – 0.0%
Exide Technologies(a)(d)(e)	13	10,569

Automobile Components – 0.0%
Aisin Corp.	13,500	183,285

Automobiles – 0.3%
Ford Motor Co.	28,147	391,243
General Motors Co.	2,665	205,418
Nissan Motor Co., Ltd.(a)	195,600	360,897
Tesla, Inc.(a)	1,064	447,519

		1,405,077

Broadline Retail – 0.5%
Amazon.com, Inc.(a)	8,293	1,976,554
Edcon Tranche D(a)(d)(e)	1,648	– 0	–
K2016470219 South Africa Ltd. – Class A(a)(d)(e)	465,862	– 0	–
K2016470219 South Africa Ltd. – Class B(a)(d)(e)	73,623	– 0	–

		1,976,554

Hotels, Restaurants & Leisure – 0.6%
Amadeus IT Group SA(c)	2,640	154,443
Aristocrat Leisure Ltd.	5,841	247,527
Caesars Entertainment, Inc.(a)	21,660	653,699
Compass Group PLC	11,974	386,872
Expedia Group, Inc.	246	62,946
Global Business Travel Group I(a)	50,803	477,040
InterContinental Hotels Group PLC	1,000	171,883
Yum! Brands, Inc.	1,621	259,133

		2,413,543

Household Durables – 0.7%
Leggett & Platt, Inc.	22,617	264,845
Sony Group Corp.	11,700	235,452
Taylor Morrison Home Corp.(a)	9,981	716,037
TopBuild Corp.(a)(d)(e)(f)	3,951	1,656,378

		2,872,712

6 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 0.5%
AutoZone, Inc.(a)	106	$338,770
CECONOMY AG(a)	72,210	341,556
Industria de Diseno Textil SA	6,927	436,625
Ross Stores, Inc.	1,938	412,503
TJX Cos., Inc. (The)	3,196	484,194
Ulta Beauty, Inc.(a)	300	135,294

		2,148,942

Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.(a)	3,637	361,118
Tapestry, Inc.	2,687	393,323

		754,441

		11,765,123

Communication Services – 2.7%
Diversified Telecommunication Services – 0.2%
Globalstar, Inc.(a)	857	69,665
HKT Trust & HKT Ltd. – Class H	165,000	245,478
IHS Holding Ltd.(a)	50,786	418,477

		733,620

Entertainment – 0.9%
Electronic Arts, Inc.	5,639	1,156,221
Netflix, Inc.(a)	1,871	133,589
Roku, Inc.(a)	9,041	1,248,924
Walt Disney Co. (The)	4,762	458,342
Warner Bros Discovery, Inc.(a)	33,186	884,739

		3,881,815

Interactive Media & Services – 1.3%
Alphabet, Inc. – Class A	3,812	1,362,294
Alphabet, Inc. – Class C	9,059	3,200,817
Autotrader Group PLC	12,502	82,786
Meta Platforms, Inc. – Class A	1,293	728,334

		5,374,231

Media – 0.3%
Fox Corp. – Class A	288	15,022
Fox Corp. – Class B	8,022	375,751
Informa PLC	15,208	182,459
Liberty Broadband Corp. – Class A(a)	11,981	398,728
News Corp. – Class A	14,550	361,276

		1,333,236

Wireless Telecommunication Services – 0.0%
T-Mobile US, Inc.	1,361	228,280

		11,551,182

ABFunds.com	AB All Market Total Return Portfolio 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 2.2%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	3,738	$511,396
Edison International	5,079	378,132
Endesa SA(c)	2,123	96,461
NextEra Energy, Inc.	3,307	290,255
Origin Energy Ltd.	48,892	371,631
PG&E Corp.	22,496	378,383
TXNM Energy, Inc.	18,369	1,042,992

		3,069,250

Gas Utilities – 0.1%
Naturgy Energy Group SA	11,333	355,224

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp. (The)	77,396	1,134,625

Multi-Utilities – 0.9%
Ameren Corp.	1,883	212,854
Dominion Energy, Inc.	16,491	1,126,170
National Grid PLC	20,872	344,257
NiSource, Inc.	5,668	269,513
Northwestern Energy Group, Inc.	23,395	1,675,550
Public Service Enterprise Group, Inc.	4,698	381,290

		4,009,634

Water Utilities – 0.2%
Essential Utilities, Inc.	17,416	667,207

		9,235,940

Consumer Staples – 1.3%
Beverages – 0.2%
Coca-Cola Co. (The)	1,882	152,950
Heineken Holding NV	4,789	364,683
Kirin Holdings Co., Ltd.	17,300	299,035
Monster Beverage Corp.(a)	2,336	224,536

		1,041,204

Consumer Staples Distribution & Retail – 0.2%
Casey’s General Stores, Inc.	428	340,170
Tesco PLC	66,546	405,671
Walmart, Inc.	398	45,077

		790,918

Household Products – 0.2%
Colgate-Palmolive Co.	4,507	413,202
Procter & Gamble Co. (The)	1,437	210,722
Reckitt Benckiser Group PLC	3,186	207,515
Southeastern Grocers, Inc.(a)(d)(e)(g)	8,714	– 0	–

		831,439

8 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Personal Care Products – 0.4%
Kenvue, Inc.	94,778	$1,811,208

Tobacco – 0.3%
Altria Group, Inc.	6,018	432,995
Imperial Brands PLC	10,207	377,239
Philip Morris International, Inc.	1,905	344,634

		1,154,868

		5,629,637

Energy – 1.0%
Energy Equipment & Services – 0.1%
BIS Industries Holdings Ltd.(a)(d)(e)	51,133	– 0	–
CHC Group LLC(a)(d)	1,138	– 0	–
Halliburton Co.	11,119	377,490

		377,490

Oil, Gas & Consumable Fuels – 0.9%
BP PLC	46,029	283,711
Cenovus Energy, Inc.(c)	13,749	341,144
Equinor ASA	12,023	379,126
Exxon Mobil Corp.	2,371	324,163
Gaztransport Et Technigaz SA	573	121,432
Imperial Oil Ltd.(c)	3,255	365,515
Inpex Corp.(c)	6,000	121,069
Phillips 66	2,308	390,167
Repsol SA(c)	15,227	380,441
Shell PLC	12,247	475,857
Suncor Energy, Inc.	7,491	403,006
TotalEnergies SE	3,257	251,849
Valero Energy Corp.	79	20,575
Var Energi ASA	17,928	74,603

		3,932,658

		4,310,148

Materials – 0.9%
Chemicals – 0.3%
CF Industries Holdings, Inc.	1,494	161,740
Evonik Industries AG	4,535	82,285
Linde PLC	839	435,391
LyondellBasell Industries NV – Class A	3,720	195,858
Mitsubishi Chemical Group Corp.	52,700	369,793

		1,245,067

Metals & Mining – 0.6%
Allied Gold Corp.(a)	49,119	1,167,150
Endeavour Mining PLC	974	47,707
Glencore PLC(a)	59,920	408,560
JFE Holdings, Inc.(c)	37,800	364,940

ABFunds.com	AB All Market Total Return Portfolio 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Newmont Corp.		4,581	$427,865
Norsk Hydro ASA		2,061	18,650

			2,434,872

			3,679,939

Real Estate – 0.6%
Real Estate Management & Development – 0.0%
Mitsui Fudosan Co., Ltd.		13,300	123,270

Residential REITs – 0.2%
American Homes 4 Rent – Class A		10,612	355,714
Invitation Homes, Inc.		12,323	372,278

			727,992

Specialized REITs – 0.4%
American Tower Corp.		2,473	404,509
National Storage Affiliates Trust		20,432	908,611
VICI Properties, Inc.		13,597	361,000

			1,674,120

			2,525,382

Total Common Stocks (cost $113,375,445)			139,952,405

INVESTMENT COMPANIES – 20.5%
Funds and Investment Trusts – 20.5%(h)
iShares Core International Aggregate Bond ETF		420,571	21,280,893
iShares Core MSCI EAFE ETF		356,646	34,444,871
iShares Core MSCI Emerging Markets ETF		385,965	31,973,340

Total Investment Companies (cost $67,885,589)			87,699,104

		Principal Amount (000)
GOVERNMENTS – TREASURIES – 13.5%
Austria – 0.3%
Republic of Austria Government Bond 0.00%, 02/20/2031(b)	EUR	1,039	1,047,943

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 104 3.45%, 06/22/2042(b)		527	568,463

10 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Canada – 3.2%
Canadian Government Bond 2.75%, 03/01/2030	CAD	3,123	$2,187,862
2.75%, 09/01/2030		3,823	2,671,749
2.75%, 03/01/2031		11,554	8,055,019
2.75%, 12/01/2055		871	502,412
3.50%, 12/01/2045		284	196,088

			13,613,130

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(b)	EUR	378	397,929

France – 0.5%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2035(b)		1,727	1,965,619

Germany – 0.8%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2046(b)		873	875,666
2.50%, 08/15/2054(b)		107	102,023
2.90%, 02/15/2036(b)		73	83,606
3.25%, 07/04/2042(b)		925	1,058,351
Series TWIN 0.00%, 08/15/2050(b)		101	51,055
2.60%, 05/15/2041(b)		1,166	1,238,053

			3,408,754

Hungary – 0.5%
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	646,010	2,042,263

Indonesia – 0.2%
Indonesia Treasury Bond Series 109 5.875%, 03/15/2031	IDR	15,339,000	814,165

Italy – 0.5%
Italy Buoni Poliennali Del Tesoro Series 10Y 3.45%, 02/01/2036(b)	EUR	536	607,185
4.20%, 03/01/2034(b)		1,178	1,423,121
Series 7Y 3.15%, 11/15/2031(b)		123	141,185

			2,171,491

ABFunds.com	AB All Market Total Return Portfolio 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan – 1.9%
Japan Government Five Year Bond Series 183 1.60%, 12/20/2030	JPY	250,150	$1,521,731
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		58,600	183,651
Series 4 2.20%, 03/20/2051		161,700	733,719
Japan Government Ten Year Bond Series 382 2.40%, 03/20/2036		606,300	3,650,963
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		97,350	384,826
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		391,550	1,805,954

			8,280,844

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	7,838	417,959

Poland – 0.1%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	999	261,177

South Korea – 0.4%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	3,022,030	1,805,004

Spain – 0.1%
Spain Government Bond 3.50%, 01/31/2041(b)	EUR	400	448,036

Thailand – 0.1%
Thailand Government Bond 2.98%, 06/17/2045	THB	8,788	264,674
3.45%, 06/17/2043		10,696	345,466

			610,140

United Kingdom – 1.1%
United Kingdom Gilt 1.50%, 07/31/2053(b)	GBP	281	163,427
3.50%, 01/22/2045(b)		92	95,260

12 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.00%, 10/22/2031(b)	GBP	584	$762,059
4.25%, 12/07/2040(b)		991	1,196,495
4.375%, 03/07/2030(b)		420	559,655
4.375%, 01/31/2040(b)		520	641,071
4.75%, 10/22/2035(b)		153	202,731
4.75%, 10/22/2043(b)		868	1,077,556

			4,698,254

United States – 3.5%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	7,479	4,686,249
2.00%, 08/15/2051(i)		667	379,649
2.50%, 02/15/2046(j)		1,174	809,510
4.75%, 05/15/2055(j)		1,617	1,568,743
U.S. Treasury Notes 3.50%, 02/28/2031		7,517	7,296,188
4.00%, 07/31/2032		390	383,999

			15,124,338

Total Governments – Treasuries (cost $59,460,005)			57,675,509

CORPORATES – INVESTMENT GRADE – 9.7%
Financial Institutions – 4.8%
Banking – 4.0%
ABN AMRO Bank NV 3.324%, 03/13/2037(b)		400	360,140
AIB Group PLC 5.871%, 03/28/2035(b)		269	278,439
6.608%, 09/13/2029(b)		200	207,470
Ally Financial, Inc. 5.543%, 01/17/2031		96	96,489
6.848%, 01/03/2030		39	40,537
Australia & New Zealand Banking Group Ltd. 5.731%, 09/18/2034(b)		273	277,911
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028		200	203,730
Banco de Sabadell SA Series E 3.375%, 03/10/2032(b)	EUR	300	341,810
Banco Santander SA 4.175%, 03/24/2028	U.S.$	200	199,428
5.796%, 01/23/2029(b)	AUD	320	224,381
Series E 5.75%, 08/23/2033(b)	EUR	200	237,862
Bank of America Corp. Series E 3.261%, 01/28/2031(b)		200	228,209

ABFunds.com	AB All Market Total Return Portfolio 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(b)	EUR	200	$210,748
Barclays PLC 4.00%, 06/26/2029(b)	AUD	250	166,696
4.476%, 11/11/2029	U.S.$	200	198,616
Series E 8.407%, 11/14/2032(b)	GBP	141	194,759
BNP Paribas SA 2.159%, 09/15/2029(b)	U.S.$	304	287,304
3.052%, 01/13/2031(b)		200	187,912
4.892%, 06/30/2030(b)		288	287,986
5.83%, 08/23/2034(b)	AUD	320	221,202
BPCE SA 2.277%, 01/20/2032(b)	U.S.$	329	290,787
3.116%, 10/19/2032(b)		250	222,455
CaixaBank SA 4.885%, 07/03/2031(b)		421	419,472
Citigroup, Inc. 2.928%, 10/22/2030	EUR	100	113,009
5.592%, 11/19/2034	U.S.$	404	409,276
Commerzbank AG Series E 4.625%, 01/17/2031(b)	EUR	300	356,666
Credit Agricole SA 5.222%, 05/27/2031(b)	U.S.$	274	276,217
6.064%, 01/16/2035(b)	AUD	200	138,996
Danske Bank A/S 4.613%, 10/02/2030(b)	U.S.$	206	204,659
Series E 4.75%, 06/21/2030(b)	EUR	177	211,042
Deutsche Bank AG/New York NY 3.547%, 09/18/2031	U.S.$	200	188,800
3.729%, 01/14/2032		231	216,322
Erste Group Bank AG Series E 3.75%, 04/21/2036(b)	EUR	300	340,302
Goldman Sachs Group, Inc. (The) Series E 3.50%, 01/23/2033(b)		373	424,702
HSBC Holdings PLC 5.13%, 03/03/2031	U.S.$	288	289,855
Series E 4.191%, 05/19/2036(b)	EUR	241	278,764
ING Groep NV 5.25%, 11/14/2033(b)		100	125,038
Series E 6.25%, 05/20/2033(b)	GBP	200	270,089

14 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intesa Sanpaolo SpA 4.198%, 06/01/2032(b)	U.S.$	225	$212,353
8.248%, 11/21/2033(b)		200	231,156
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(b)	EUR	470	560,726
KBC Group NV 4.454%, 09/23/2031(b)	U.S.$	437	428,605
Lloyds Banking Group PLC 5.189%, 05/28/2031(b)	AUD	110	75,381
5.802%, 03/17/2029		80	55,828
Series E 4.75%, 09/21/2031(b)	EUR	341	410,265
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030	U.S.$	283	281,633
4.847%, 04/21/2032		283	281,543
Mizuho Financial Group, Inc. 3.153%, 07/16/2030		512	488,479
Morgan Stanley 3.521%, 05/22/2031	EUR	355	407,310
Series G 3.383%, 01/23/2032		125	142,121
National Bank of Canada 4.928%, 06/04/2032	U.S.$	428	427,110
Nationwide Building Society Series E 4.00%, 07/30/2035(b)	EUR	300	345,741
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	239	219,381
Series E 0.78%, 02/26/2030(b)	EUR	100	107,179
NatWest Markets PLC 4.888%, 06/05/2030(b)	AUD	290	197,649
Royal Bank of Canada/Toronto 4.738%, 09/09/2031(b)		180	121,474
Santander Holdings USA, Inc. 5.04%, 06/05/2030	U.S.$	164	163,954
Santander UK Group Holdings PLC 6.534%, 01/10/2029		200	205,298
Series E 2.421%, 01/17/2029(b)	GBP	100	127,915
Societe Generale SA 5.512%, 05/22/2031(b)	U.S.$	411	417,259
Standard Chartered PLC 3.265%, 02/18/2036(b)		233	213,738
Series E 3.864%, 03/17/2033(b)	EUR	302	348,064

ABFunds.com	AB All Market Total Return Portfolio 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sumitomo Mitsui Financial Group, Inc. 4.494%, 01/15/2032	U.S.$	206	$202,125
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(b)	GBP	161	212,708
Synchrony Financial 5.935%, 08/02/2030	U.S.$	137	139,573
Toronto-Dominion Bank (The) 5.248%, 07/23/2029(b)	AUD	250	172,881
UBS Group AG 2.875%, 04/02/2032(b)	EUR	125	139,156
7.75%, 03/01/2029(b)		318	389,871
UniCredit SpA 5.861%, 06/19/2032(b)	U.S.$	275	276,422

			17,230,978

Finance – 0.0%
Aviation Capital Group LLC 1.95%, 09/20/2026(b)		215	213,818

Insurance – 0.2%
Allianz SE 6.50%, 10/30/2034(b)(k)		200	200,536
Athene Global Funding 2.673%, 06/07/2031(b)	U.S.$	17	15,015
5.033%, 07/17/2030(b)		166	164,506
5.38%, 01/07/2030(b)		54	54,171
5.526%, 07/11/2031(b)		248	250,024
Metropolitan Life Global Funding I 4.75%, 05/30/2030(b)	AUD	109	73,771

			758,023

REITs – 0.6%
American Tower Corp. 4.00%, 09/01/2033	EUR	150	174,725
Aroundtown SA 6.00%, 02/06/2031	AUD	200	136,185
Digital Dutch Finco BV 1.00%, 01/15/2032(b)	EUR	100	98,961
Digital Intrepid Holding BV 0.625%, 07/15/2031(b)		140	137,939
1.375%, 07/18/2032(b)		100	99,456
EPR Properties 4.50%, 06/01/2027	U.S.$	234	233,502
Essential Properties LP 2.95%, 07/15/2031		381	344,374
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		217	208,613

16 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prologis Euro Finance LLC 3.25%, 09/22/2032	EUR	200	$224,914
Realty Income Corp. 3.375%, 06/20/2031		307	348,004
Trust 2401 4.869%, 01/15/2030(b)	U.S.$	200	193,999
WEA Finance LLC 2.875%, 01/15/2027(b)		212	209,848

			2,410,520

			20,613,339

Industrial – 3.8%
Basic – 0.2%
Anglo American Capital PLC 5.00%, 03/21/2033(b)		426	423,674
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(b)	EUR	355	408,981
Glencore Funding LLC 2.85%, 04/27/2031(b)	U.S.$	9	8,201
4.90%, 07/01/2031(b)		6	5,996

			846,852

Capital Goods – 0.2%
Eaton Capital ULC 3.55%, 03/10/2034	EUR	134	153,150
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	320	221,603
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	364	411,664

			786,417

Communications – Media – 0.1%
Meta Platforms, Inc. 5.50%, 11/15/2045	U.S.$	129	119,723
5.625%, 11/15/2055		142	128,683
5.75%, 11/15/2065		162	145,479

			393,885

Communications – Telecommunications – 0.4%
Beacon Point DC LLC 6.129%, 11/30/2042(b)	U.S.$	64	64,658
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	260	200,315
NTT Finance Corp. 3.325%, 11/01/2029(b)	EUR	189	216,228
3.559%, 11/01/2031(b)		189	216,392

ABFunds.com	AB All Market Total Return Portfolio 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TELUS Corp. 4.95%, 02/18/2031	CAD	18	$13,284
Series CAG 5.25%, 11/15/2032		277	207,284
Series CAK 5.75%, 09/08/2033		271	208,359
Verizon Communications, Inc. 2.35%, 03/23/2028(b)	AUD	200	132,185
3.00%, 03/23/2031		200	124,538
4.246%, 08/15/2056	EUR	161	182,480

			1,565,723

Consumer Cyclical – Automotive – 0.4%
American Honda Finance Corp.
Series A 4.90%, 04/10/2031	U.S.$	425	423,542
Ford Credit Canada Co. Cie Credit Ford Du Canada 4.45%, 06/24/2030	CAD	100	70,574
Ford Motor Credit Co. LLC 4.97%, 04/06/2029	U.S.$	355	351,432
General Motors Financial Co., Inc. 2.40%, 04/10/2028		16	15,381
4.90%, 10/06/2029		28	28,075
5.55%, 07/15/2029		53	54,091
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	280	203,718
Hyundai Capital America 1.80%, 01/10/2028(b)	U.S.$	374	358,135
4.75%, 04/06/2029(b)		71	70,804
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	230	156,715

			1,732,467

Consumer Cyclical – Entertainment – 0.1%
CPUK Finance Ltd. 5.876%, 08/28/2027(b)	GBP	200	267,112
Hasbro, Inc. 4.65%, 03/12/2031	U.S.$	69	68,141

			335,253

Consumer Cyclical – Other – 0.0%
Sekisui House US, Inc. 6.00%, 01/15/2043		197	180,818

Consumer Cyclical – Retailers – 0.0%
AutoNation, Inc. 4.45%, 01/15/2029		90	89,114

18 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.8%
Adventist Health System/West Series 2025 4.742%, 12/01/2030	U.S.$	285	$282,244
Altria Group, Inc. 3.125%, 06/15/2031	EUR	116	130,926
5.25%, 08/06/2035	U.S.$	154	153,881
Ascension Health Series 2025 4.294%, 11/15/2030		127	125,185
BAT International Finance PLC Series E 4.125%, 04/12/2032(b)	EUR	293	342,170
BMS Ireland Capital Funding DAC 3.363%, 11/10/2033		120	135,977
CommonSpirit Health 4.352%, 09/01/2030	U.S.$	81	79,263
5.318%, 12/01/2034		337	337,647
Danaher Corp. 3.625%, 04/29/2034	EUR	177	203,543
General Mills, Inc. 3.60%, 04/17/2032		202	230,965
Imperial Brands Finance PLC Series E 3.875%, 02/12/2034(b)		371	417,376
Loblaw Cos. Ltd. 6.54%, 02/17/2033(b)	CAD	165	131,736
Philip Morris International, Inc. 0.80%, 08/01/2031	EUR	350	352,197
Saputo, Inc. 3.879%, 07/02/2030	CAD	118	83,842
Woolworths Group Ltd. 5.762%, 04/18/2031(b)	AUD	400	280,557

			3,287,509

Energy – 1.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.226%, 03/11/2030	EUR	140	160,052
3.812%, 03/11/2034		100	115,014
4.35%, 06/15/2031	U.S.$	102	99,968
BP Capital Markets PLC 3.625%, 03/22/2029(b)(k)	EUR	214	243,844
4.751%, 08/28/2029(b)	AUD	250	171,672
Continental Resources, Inc./OK 5.75%, 01/15/2031(b)	U.S.$	198	201,515
Devon Energy Corp. 7.95%, 04/15/2032		139	159,358

ABFunds.com	AB All Market Total Return Portfolio 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Enbridge, Inc. 6.10%, 11/09/2032	CAD	171	$133,829
Eni SpA Series E 4.25%, 05/19/2033(b)	EUR	100	118,612
4.50%, 01/21/2031(b)(k)		200	231,980
Series NC9 2.75%, 02/11/2030(b)(k)		100	109,260
EOG Resources, Inc. 4.40%, 01/15/2031	U.S.$	191	188,446
EQT Corp. 7.50%, 06/01/2030		317	341,954
ONEOK Partners LP 6.65%, 10/01/2036		314	340,690
Ovintiv, Inc. 7.20%, 11/01/2031		52	56,988
7.375%, 11/01/2031		321	354,259
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		210	210,741
Targa Resources Corp. 4.35%, 04/15/2031		86	83,962
4.90%, 09/15/2030		68	68,102
5.65%, 02/15/2036		192	195,216
TotalEnergies SE Series NC7 1.625%, 10/25/2027(b)(k)	EUR	334	371,504
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(b)	U.S.$	300	300,336
Var Energi ASA 5.875%, 05/22/2030(b)		200	205,838
7.50%, 01/15/2028(b)		245	254,200
Wintershall Dea Finance BV 1.823%, 09/25/2031(b)	EUR	300	308,372

			5,025,712

Services – 0.1%
Amazon.com, Inc. 5.00%, 06/12/2056	CAD	198	140,871
6.05%, 03/13/2076	U.S.$	146	145,495
Global Payments, Inc. 4.50%, 11/15/2028		120	118,572
4.55%, 03/15/2028		86	85,652
4.875%, 11/15/2030		170	167,076

			657,666

Technology – 0.2%
Alphabet, Inc. 5.70%, 11/15/2075		148	142,348

20 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Fidelity National Information Services, Inc. 3.45%, 03/10/2030	EUR	128	$145,912
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(b)	U.S.$	214	213,690
Salesforce, Inc. 4.90%, 09/15/2031		215	214,499
5.20%, 03/15/2033		215	215,408

			931,857

Transportation – Services – 0.1%
FedEx Corp. 3.50%, 07/30/2032	EUR	136	154,641
Heathrow Funding Ltd. 6.45%, 12/10/2033(b)	GBP	192	269,483
Series E 3.875%, 01/16/2038(b)	EUR	100	112,856

			536,980

			16,370,253

Utility – 1.1%
Electric – 0.5%
E.ON International Finance BV Series E 6.25%, 06/03/2030(b)	GBP	101	140,730
EDP Servicios Financieros Espana SA Series E 3.50%, 07/21/2031(b)	EUR	299	343,585
Electricite de France SA Series MPLE 5.993%, 05/23/2030(b)	CAD	262	198,268
EnBW Energie Baden-Wuerttemberg AG 3.625%, 02/10/2056(b)	EUR	300	336,733
ENEL Finance International NV 4.125%, 09/30/2028(b)	U.S.$	206	203,499
Iberdrola Finanzas SA 5.38%, 11/28/2030(b)	AUD	200	138,365
Iberdrola International BV Series NC9 1.825%, 08/09/2029(b)(k)	EUR	100	107,696
NextEra Energy Capital Holdings, Inc. 3.624%, 02/10/2034		107	121,814
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(b)	U.S.$	209	207,497
5.29%, 01/17/2034(b)		205	205,068
PacifiCorp 5.10%, 04/15/2031		110	110,995
Public Service Co. of Colorado 4.15%, 03/13/2029		115	113,925

			2,228,175

ABFunds.com	AB All Market Total Return Portfolio 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Natural Gas – 0.2%
Cadent Finance PLC Series E 3.75%, 04/16/2033(b)	EUR	203	$232,618
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(b)	U.S.$	200	221,992
Naturgy Finance Iberia SA Series E 3.25%, 10/02/2030(b)	EUR	200	227,638

			682,248

Other Utility – 0.4%
Anglian Water Services Financing PLC Series G 5.875%, 06/20/2031(b)	GBP	150	201,954
Severn Trent Utilities Finance PLC Series E 4.00%, 03/05/2034(b)	EUR	300	347,065
Suez SACA Series E 4.50%, 11/13/2033(b)		200	238,188
4.625%, 11/03/2028(b)		100	117,553
United Utilities Water Finance PLC Series E 3.50%, 02/27/2033(b)		375	423,419
Veolia Environnement SA Series E 1.625%, 09/21/2032(b)		200	204,491

			1,532,670

			4,443,093

Total Corporates – Investment Grade (cost $41,201,698)			41,426,685

MORTGAGE PASS-THROUGHS – 5.7%
Agency Fixed Rate 30-Year – 5.7%
Government National Mortgage Association Series 2026 2.50%, 07/01/2056, TBA	U.S.$	1,675	1,429,761
3.00%, 07/01/2056, TBA		2,711	2,405,229
3.50%, 07/01/2056, TBA		773	693,896
4.00%, 07/01/2056, TBA		1,869	1,735,323
4.50%, 07/01/2056, TBA		1,521	1,460,611
5.00%, 07/01/2056, TBA		3,515	3,465,009
5.50%, 07/01/2056, TBA		4,691	4,714,217
Uniform Mortgage-Backed Security Series 2026 2.00%, 07/01/2056, TBA		1,398	1,115,669
2.50%, 07/01/2056, TBA		1,643	1,372,483

22 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2056, TBA	U.S.$	2,167	$2,128,845
5.50%, 07/01/2056, TBA		2,122	2,128,864
6.00%, 07/01/2056, TBA		1,355	1,384,053
6.50%, 07/01/2056, TBA		364	376,484

Total Mortgage Pass-Throughs (cost $24,422,566)			24,410,444

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.8%
Non-Agency Floating Rate – 1.1%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(b)(l)		240	238,182
BINOM Mortgage Loan Trust Series 2026-NQM1, Class A1 5.06%, 02/25/2066(b)		163	161,596
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(b)		101	101,587
Series 2025-NQM7, Class A1 5.459%, 07/25/2065(b)		118	117,641
Series 2026-NQM4, Class A1 5.183%, 03/25/2066(b)		347	344,488
CLIP Trust Series 2026-NQM1, Class A1 0.00%, 05/25/2071(b)		108	106,992
COLT Mortgage Loan Trust Series 2026-3, Class A1 5.119%, 05/25/2071(b)		272	269,921
Series 2026-4, Class A1 5.288%, 06/25/2071(b)		225	224,325
Cross Mortgage Trust Series 2026-NQM4, Class A1 5.485%, 04/25/2071(b)		279	278,794
Series 2026-NQM5, Class A1 5.094%, 03/25/2071(b)		429	425,674
Series 2026-NQM6, Class A1 5.268%, 05/25/2071(b)		196	195,363
Series 2026-NQM7, Class A1 5.458%, 06/25/2071(b)		193	192,143
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(b)		205	203,471
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(b)		98	97,981

ABFunds.com	AB All Market Total Return Portfolio 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

OBX Trust Series 2026-NQM5, Class A1 5.321%, 01/25/2066(b)	U.S.$	270	$269,887
Series 2026-NQM6, Class A1 5.063%, 04/26/2066(b)		171	169,684
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(b)		253	251,269
Santander Mortgage Asset Receivable Trust Series 2026-NQM2, Class A1 4.704%, 01/25/2066(b)		191	188,015
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(b)		253	250,748
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(b)(l)		89	88,752
Series 2026-4, Class A1 4.998%, 04/25/2071(b)		233	231,219
Series 2026-5, Class A1 5.362%, 05/25/2071(b)		270	269,400

			4,677,132

Non-Agency Fixed Rate – 0.5%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(b)		84	84,017
Series 2025-6, Class A1 5.515%, 04/25/2070(b)		123	123,562
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(b)		79	79,246
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(b)		128	128,409
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(b)		93	93,285
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(b)		249	247,386
OBX Trust Series 2025-NQM7, Class A1 5.56%, 05/25/2055(b)		242	242,524
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(b)		81	81,495
Series 2025-NQM10, Class A1 5.453%, 05/25/2065(b)		195	195,176
Series 2026-CES1, Class A1A 5.192%, 04/25/2056(b)		104	103,807

24 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(b)	U.S.$	260	$257,850
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(b)		283	279,616
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(b)		267	263,533
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(b)		102	102,425

			2,282,331

Risk Share Floating Rate – 0.2%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.728% (CME Term SOFR + 1.10%), 01/25/2045(b)(l)		38	37,549
Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 7.228% (CME Term SOFR + 3.60%), 07/25/2042(b)(l)		400	410,544
Series 2025-R04, Class 1M1 4.828% (CME Term SOFR + 1.20%), 05/25/2045(b)(l)		59	59,099
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.128% (CME Term SOFR + 1.50%), 10/25/2041(b)(l)		150	150,300
Series 2022-DNA2, Class M1A 4.928% (CME Term SOFR + 1.30%), 02/25/2042(b)(l)		51	51,042
Series 2022-DNA6, Class M1A 5.778% (CME Term SOFR + 2.15%), 09/25/2042(b)(l)		30	29,756

			738,290

Total Collateralized Mortgage Obligations (cost $7,747,319)			7,697,753

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 0.9%
ALA Trust Series 2025-OANA, Class A 5.369% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(b)(l)		222	222,705

ABFunds.com	AB All Market Total Return Portfolio 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BAMLL Trust Series 2025-ASHF, Class A 5.476% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(b)(l)	U.S.$	383	$383,326
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.475% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(b)(l)		202	202,782
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.225% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(b)(l)		240	240,450
BX Commercial Mortgage Trust Series 2019-IMC, Class A 4.671% (CME Term SOFR 1 Month + 1.05%), 04/15/2034(b)(l)		190	189,194
Series 2024-AIR2, Class A 5.118% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(b)(l)		148	148,175
Series 2026-ALOHA, Class A 4.975% (CME Term SOFR 1 Month + 1.35%), 04/15/2043(b)(l)		141	141,088
Series 2026-ALOHA, Class B 5.175% (CME Term SOFR 1 Month + 1.55%), 04/15/2043(b)(l)		145	145,000
Series 2026-CSMO, Class A 5.025% (CME Term SOFR 1 Month + 1.40%), 02/15/2043(b)(l)		210	210,459
BX Trust Series 2025-GW, Class A 5.225% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(b)(l)		127	127,318
Series 2025-VOLT, Class A 5.325% (CME Term SOFR 1 Month + 1.70%), 12/15/2044(b)(l)		140	140,131
Extended Stay America Trust Series 2025-ESH, Class A 4.925% (CME Term SOFR 1 Month + 1.30%), 10/15/2042(b)(l)		202	202,700
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.018% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(b)(l)		207	207,388
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A 5.325% (CME Term SOFR 1 Month + 1.70%), 04/15/2041(b)(l)		220	220,687

26 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2026-DPLO, Class B 5.625% (CME Term SOFR 1 Month + 2.00%), 04/15/2041(b)(l)	U.S.$	149	$149,559
KIND Trust Series 2021-KIND, Class A 4.69% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(b)(l)		99	99,015
MLTI Trust Series 2026-MLTI, Class A10 5.021% (CME Term SOFR 1 Month + 1.40%), 06/15/2031(b)(l)		215	215,336
ORL Trust Series 2024-GLKS, Class A 5.118% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(b)(l)		261	261,058
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.068% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(b)(l)		387	384,512

			3,890,883

Non-Agency Fixed Rate CMBS – 0.5%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.594%, 08/13/2041(b)		281	278,580
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.274%, 10/10/2041(b)		300	300,713
GFH Mortgage Trust Series 2025-IND, Class A 5.148%, 06/15/2033(b)		170	169,316
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(b)		210	208,150
PCY Trust Series 2026-FCMT, Class A 5.325%, 04/05/2041(b)(l)		127	127,492
Series 2026-FCMT, Class B 5.525%, 04/05/2041(b)		100	99,689
SHOPS Commercial Mortgage Trust Series 2026-CSTL, Class A 4.971%, 05/05/2039(b)		251	249,174
TORY Commercial Mortgage Trust Series 2026-HGTS, Class A 5.075%, 01/13/2046(b)		350	343,455
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.134%, 03/15/2040(b)		192	192,176

			1,968,745

ABFunds.com	AB All Market Total Return Portfolio 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate – 0.0%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(b)	U.S.$	263	$260,141

Total Commercial Mortgage-Backed Securities (cost $6,127,095)			6,119,769

INFLATION-LINKED SECURITIES – 1.4%
United States – 1.4%
U.S. Treasury Inflation Index 0.125%, 07/15/2031 (TIPS)		3,090	2,836,691
1.25%, 04/15/2031 (TIPS)		3,018	2,924,283

Total Inflation-Linked Securities (cost $5,836,345)			5,760,974

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO – Floating Rate – 1.2%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.814% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(b)(l)		275	274,862
Apidos CLO XXXII Series 2019-32A, Class A1R 4.775% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(b)(l)		316	316,282
Chenango Park CLO Ltd. Series 2018-1A, Class BR 5.473% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(b)(l)		250	250,211
Clover CLO LLC Series 2021-3A, Class BR 5.117% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(b)(l)		256	255,886
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.763% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(b)(l)		255	254,995
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 4.903% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(b)(l)		150	150,092
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.835% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(b)(l)		425	425,002

28 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Invesco US CLO Ltd. Series 2025-2A, Class B 5.373% (CME Term SOFR 3 Month + 1.70%), 07/15/2038(b)(l)	U.S.$	500	$502,395
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.755% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(b)(l)		250	250,000
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.130% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(b)(l)		250	250,024
OCP CLO Ltd. Series 2021-23A, Class B1R2 5.130% (CME Term SOFR 3 Month + 1.45%), 01/17/2039(b)(l)		250	250,123
Pikes Peak CLO 6 Series 2020-6A, Class ARR 4.589% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(b)(l)		250	249,816
Regatta XX Funding Ltd. Series 2021-2A, Class AR 4.853% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(b)(l)		300	300,205
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 5.125% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(b)(l)		500	500,515
Trinitas CLO XXXV Ltd. Series 2026-35A, Class A1 4.887% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(b)(l)		250	250,007
Voya CLO Ltd. Series 2018-2A, Class A2 5.185% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(b)(l)		500	500,094
Series 2025-5A, Class B 5.223% (CME Term SOFR 3 Month + 1.55%), 01/15/2039(b)(l)		310	310,977

Total Collateralized Loan Obligations (cost $5,289,085)			5,291,486

ASSET-BACKED SECURITIES – 0.8%
Other ABS – Fixed Rate – 0.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(b)		230	228,353

ABFunds.com	AB All Market Total Return Portfolio 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(b)	U.S.$	109	$109,103
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(b)		269	266,577
BHG Securitization Trust Series 2025-1CON, Class A 4.82%, 04/17/2036(b)		97	96,283
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(b)		153	153,713
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(b)		49	49,185
Series 2024-1A, Class B 4.79%, 08/20/2032(b)		140	140,018
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(b)		75	75,781
Dext ABS LLC Series 2025-2, Class B 4.66%, 04/15/2036(b)		140	138,850
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(b)		106	105,618
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(b)(l)		28	27,842
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(b)		80	79,808
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(b)		102	102,146
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(b)(l)		29	28,615
Series 2025-1A, Class B 5.20%, 07/20/2032(b)(l)		72	72,449
PK Alift Loan Funding 8 LP Series 2026-1, Class A 4.614%, 09/15/2043(b)		430	423,299
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(b)		58	58,310

30 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(b)	U.S.$	285	$283,319
Series 2026-1A, Class B 4.90%, 06/20/2033(b)		140	139,145

			2,578,414

Autos – Fixed Rate – 0.2%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(b)		94	95,368
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(b)		205	204,968
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(b)		110	110,152
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(b)		140	140,024
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(b)		203	203,400
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(b)		145	145,315

			899,227

Other ABS – Floating Rate – 0.0%
Capital Street Master Trust Series 2026-1, Class A 4.743% (CME Term SOFR + 1.15%), 05/16/2030(b)(l)		100	100,000

Total Asset-Backed Securities (cost $3,587,670)			3,577,641

GOVERNMENTS – SOVEREIGN BONDS – 0.6%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(b)		277	285,366
Chile Government International Bond 3.75%, 01/14/2032	EUR	181	209,398
4.125%, 07/05/2034		200	235,579

			730,343

Indonesia – 0.1%
Indonesia Government International Bond 4.10%, 03/04/2034		430	483,948

ABFunds.com	AB All Market Total Return Portfolio 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 0.2%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	285	$279,334
6.25%, 08/27/2037		430	429,613

			708,947

Saudi Arabia – 0.1%
Saudi Government International Bond 3.375%, 03/05/2032(b)	EUR	222	250,527
5.125%, 01/13/2028(b)	U.S.$	307	308,944

			559,471

Total Governments – Sovereign Bonds (cost $2,441,860)			2,482,709

GOVERNMENTS – SOVEREIGN AGENCIES – 0.6%
Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(b)	CAD	930	666,507
4.25%, 03/15/2034(b)		370	275,824

			942,331

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028(b)	EUR	700	802,547

Kazakhstan – 0.1%
Baiterek National Investment Holding JSC 5.20%, 05/06/2033(b)	U.S.$	399	396,570

Netherlands – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	294	200,791

Total Governments – Sovereign Agencies (cost $2,291,809)			2,342,239

COVERED BONDS – 0.5%
BPCE SFH SA Series E 0.01%, 01/29/2029(b)	EUR	700	744,112
Caisse de Refinancement de l’Habitat SA Series E 2.75%, 09/06/2030(b)		200	226,788
Cie de Financement Foncier SA 2.625%, 03/05/2030(b)		300	339,054

32 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(b)	EUR	300	$335,489
Westpac Banking Corp. Series E 3.106%, 11/23/2027(b)		510	585,162

Total Covered Bonds (cost $2,138,750)			2,230,605

SUPRANATIONALS – 0.3%
European Union Series UFA 3.375%, 10/05/2054(b)		830	847,918
4.00%, 04/04/2044(b)		353	414,690

Total Supranationals (cost $1,285,318)			1,262,608

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(b)		668	751,357
2.375%, 09/08/2027(b)		100	113,689

Total Local Governments – Regional Bonds (cost $818,298)			865,046

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.625%, 09/21/2035(b)	U.S.$	200	201,158

Hungary – 0.1%
Magyar Export-Import Bank Zrt. 6.125%, 12/04/2027(b)		255	259,016

Saudi Arabia – 0.1%
Gaci First Investment Co. Series E 3.375%, 10/14/2032(b)	EUR	200	223,486

Total Quasi-Sovereigns (cost $684,409)			683,660

ABFunds.com	AB All Market Total Return Portfolio 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California (State of California) Series 2010 7.60%, 11/01/2040 (cost $553,107)	U.S.$	465	$556,758

CORPORATES – NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo SPV LLC 13.00%, 08/21/2027(d)(e)		274	261,720

Industrial – 0.0%
Basic – 0.0%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(a)(d)(e)(m)(n)		146	– 0	–

Communications – Media – 0.0%
National CineMedia, Inc. 5.75%, 08/15/2026(a)(d)(e)(g)		33	– 0	–

Consumer Cyclical – Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a)(d)(e)(g)(m)(n)		83	– 0	–

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a)(d)(e)(g)(n)		120	– 0	–

			– 0	–

Total Corporates – Non-Investment Grade (cost $290,496)			261,720

EMERGING MARKETS – CORPORATE BONDS – 0.1%
Industrial – 0.1%
Consumer Cyclical – Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a)(d)(e)(m)(n)		40	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a)(d)(e)(m)(n)		28	– 0	–

			– 0	–

34 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Energy – 0.1%
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)(m)(o)	U.S.$	200	$110,000
6.70%, 02/25/2037(a)(m)(o)		200	110,000

			220,000

Total Emerging Markets – Corporate Bonds (cost $469,365)			220,000

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Alberta Canada 3.10%, 06/01/2050 (cost $211,841)	CAD	376	209,803

		Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Energy Technology 0.00%(a)(d)(e)(m) (cost $87,984)		117	168,246

RIGHTS – 0.0%
Health Care – 0.0%
Biotechnology – 0.0%
Apellis Pharmaceuticals, Inc. (CVR)(a)(d)(e)		20,143	604
Arcellx, Inc. (CVR)(a)(d)(e)		10,404	728
Chinook Therapeutics, Inc. (CVR)(a)(d)(e)		30,997	310
Contra Blueprint Medicines Corp. (CVR)(a)(d)(e)		6,638	3,054
Mirati Therapeutics, Inc. (CVR)(a)(d)(e)		25,914	18,140

			22,836

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(d)(e)		3,960	9,999

			32,835

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (CVR)(a)(d)(e)		14,789	21,000

Consumer Staples – 0.0%
Consumer Staples Distribution & Retail – 0.0%
Walgreens Boots Alliance, Inc. (CVR)(a)(d)(e)		35,236	18,675

Real Estate – 0.0%
Health Care REITs – 0.0%
Akero Therapeutics, Inc. (CVR)(a)(d)(e)		4,711	3,062

ABFunds.com	AB All Market Total Return Portfolio 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR)(a)(d)(e)		13,755	$138

Total Rights (cost $69,440)			75,710

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(c)(d)(e) (cost $0)		541	– 0	–

		Principal Amount (000)
EMERGING MARKETS – TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond – OFZ Series 6212 7.05%, 01/19/2028(d)(e)(f) (cost $362,623)	RUB	23,770	– 0	–

		Shares
SHORT-TERM INVESTMENTS – 10.6%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(h)(p)(q) (cost $15,734,221)		15,734,221	15,734,221

		Principal Amount (000)
U.S. Treasury Bills – 4.6%
U.S. Treasury Bill Zero Coupon, 11/12/2026	U.S.$	10,000	9,860,212
Zero Coupon, 02/18/2027		10,000	9,759,120

Total U.S. Treasury Bills (cost $19,635,203)			19,619,332

36 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Treasury Bills – 2.3%
Japan – 2.3%
Japan Treasury Discount Bill Series 1372 Zero Coupon, 07/06/2026 (cost $10,151,122)	JPY	1,620,000	$9,962,111

Total Short-Term Investments (cost $45,520,546)			45,315,664

Total Investments Before Security Lending Collateral for Securities Loaned – 102.2% (cost $392,158,663)			436,286,538

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(h)(p)(q) (cost $156,946)		156,946	156,946

Total Investments – 102.2% (cost $392,315,609)			436,443,484
Other assets less liabilities – (2.2)%			(9,446,050)

Net Assets – 100.0%			$426,997,434

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Bloomberg Commodity Index Futures	215	September 2026	$2,648,314	$(97,208)
Canadian 10 Yr Bond Futures	24	September 2026	2,049,455	22,956
Euro Buxl 30 Yr Bond Futures	6	September 2026	762,480	22,479
Euro STOXX 50 Index Futures	109	September 2026	7,915,978	70,855
Euro-BOBL Futures	22	September 2026	2,900,330	3,139
Euro-BTP Futures	11	September 2026	1,500,062	18,463
Euro-Schatz Futures	16	September 2026	1,937,118	3,638
FTSE 100 Index Futures	4	September 2026	559,311	(517)
FTSE China A50 Futures	32	July 2026	496,448	2,556
FTSE Taiwan Index Futures	3	July 2026	485,160	5,884
FTSE/JSE Top 40 Futures	6	September 2026	375,872	(1,326)
Japan 10 Yr Bond (OSE) Futures	2	September 2026	1,571,635	7,311
Long Gilt Futures	160	September 2026	18,933,216	257,220
Mini Japan 10 Yr Government Bond Futures	22	September 2026	1,728,799	3,091

ABFunds.com	AB All Market Total Return Portfolio 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index Futures	25	September 2026	$2,196,625	$(37,972)
MSCI Singapore ETS Index Futures	59	July 2026	2,181,917	(6,778)
S&P 500 E-Mini Futures	304	September 2026	114,733,400	760,024
S&P/TSX 60 Index Futures	10	September 2026	2,898,925	19,859
SET 50 Futures	61	September 2026	384,320	4,427
TOPIX Index Futures	38	September 2026	9,355,392	189,626
U.S. Long Bond (CBT) Futures	31	September 2026	3,518,500	51,321
U.S. T-Note 2 Yr (CBT) Futures	34	September 2026	7,008,516	(4,169)
U.S. T-Note 5 Yr (CBT) Futures	242	September 2026	25,905,344	50,167
U.S. T-Note 10 Yr (CBT) Futures	2	September 2026	219,781	794
U.S. Ultra Bond (CBT) Futures	6	September 2026	696,937	10,537

Sold Contracts
Australian 3 Yr Bond Futures	30	September 2026	2,172,470	(9,302)
Australian 10 Yr Bond Futures	1	September 2026	76,032	(548)
Euro STOXX 50 Index Futures	38	September 2026	2,759,699	(24,593)
Euro-Bund Futures	79	September 2026	11,494,395	(144,522)
FTSE 100 Index Futures	9	September 2026	1,258,450	(11)
FTSE China A50 Futures	18	July 2026	279,252	(1,826)
FTSE KLCI Futures	17	July 2026	348,234	1,236
FTSE Taiwan Index Futures	1	July 2026	161,720	(715)
Hang Seng Index Futures	1	July 2026	145,655	1,379
IFSC Nifty 50 Futures	3	July 2026	144,027	856
Japan 10 Yr Bond (OSE) Futures	19	September 2026	14,930,533	(70,774)
OMXS 30 Index Futures	79	July 2026	2,621,017	(43,835)
S&P/TSX 60 Index Futures	15	September 2026	4,348,387	3,766
SPI 200 Futures	50	September 2026	7,595,080	65,618
U.S. 10 Yr Ultra Futures	64	September 2026	7,198,000	(74,579)
U.S. T-Note 10 Yr (CBT) Futures	106	September 2026	11,648,406	(87,225)
U.S. Ultra Bond (CBT) Futures	2	September 2026	232,313	(4,722)

				$966,580

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	18,249	USD	3,525	07/02/2026	$(9,765)
Bank of America NA	USD	3,577	BRL	18,249	07/02/2026	(41,745)
Bank of America NA	AUD	5,513	USD	3,944	07/09/2026	127,750
Bank of America NA	NZD	1,275	USD	757	07/09/2026	32,969
Bank of America NA	USD	2,794	CAD	3,855	07/09/2026	(74,720)
Bank of America NA	KRW	1,867,525	USD	1,268	07/16/2026	60,429
Bank of America NA	USD	1,820	GBP	1,375	07/16/2026	4,237
Bank of America NA	USD	5,331	GBP	3,981	07/16/2026	(51,576)
Bank of America NA	USD	1,990	KRW	2,931,346	07/16/2026	(94,852)
Bank of America NA	THB	45,201	USD	1,384	08/07/2026	19,520
Barclays Capital, Inc.	AUD	1,374	USD	983	07/09/2026	31,821
Barclays Capital, Inc.	NZD	2,127	USD	1,201	07/09/2026	(7,122)
Barclays Capital, Inc.	USD	559	GBP	411	07/16/2026	(14,066)
Barclays Capital, Inc.	USD	758	IDR	13,619,683	07/16/2026	1,574

38 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	USD	958	KRW	1,419,191	07/16/2026	$(40,810)
Barclays Capital, Inc.	THB	44,826	USD	1,375	08/07/2026	21,316
Barclays Capital, Inc.	USD	719	MYR	2,945	09/17/2026	4,040
BNP Paribas SA	USD	1,145	AUD	1,598	07/09/2026	(39,405)
BNP Paribas SA	IDR	5,860,449	USD	329	07/16/2026	2,338
BNP Paribas SA	EUR	10,383	USD	12,083	08/07/2026	202,340
BNP Paribas SA	USD	4,801	EUR	4,122	09/11/2026	(77,644)
Citibank NA	BRL	12,380	USD	2,381	07/02/2026	(17,387)
Citibank NA	USD	2,392	BRL	12,380	07/02/2026	6,625
Citibank NA	CAD	23,402	USD	17,093	07/09/2026	587,513
Citibank NA	USD	4,521	CAD	6,190	07/09/2026	(155,401)
Citibank NA	USD	2,216	COP	8,465,647	07/15/2026	253,181
Citibank NA	USD	1,991	PEN	6,876	07/15/2026	19,760
Citibank NA	GBP	24,761	USD	33,454	07/16/2026	610,288
Citibank NA	IDR	13,166,047	USD	736	07/16/2026	2,175
Citibank NA	USD	1,043	GBP	778	07/16/2026	(11,288)
Citibank NA	USD	2,362	BRL	12,380	08/04/2026	17,310
Citibank NA	USD	5,867	CHF	4,611	09/11/2026	(115,378)
Deutsche Bank AG	AUD	1,756	USD	1,257	07/09/2026	41,146
Deutsche Bank AG	CAD	1,695	USD	1,240	07/09/2026	44,074
Deutsche Bank AG	NZD	1,870	USD	1,106	07/09/2026	43,468
Deutsche Bank AG	USD	1,047	CAD	1,462	07/09/2026	(15,839)
Deutsche Bank AG	USD	5,221	NZD	8,918	07/09/2026	(154,492)
Deutsche Bank AG	PEN	893	USD	260	07/15/2026	(863)
Deutsche Bank AG	USD	1,166	CLP	1,035,416	07/15/2026	(42,373)
Deutsche Bank AG	KRW	717,947	USD	482	07/16/2026	18,313
Deutsche Bank AG	USD	1,661	GBP	1,228	07/16/2026	(32,148)
Deutsche Bank AG	USD	878	KRW	1,310,788	07/16/2026	(30,539)
Deutsche Bank AG	ZAR	9,375	USD	570	07/16/2026	(1,816)
Deutsche Bank AG	PHP	10,780	USD	176	07/22/2026	175
Deutsche Bank AG	HUF	895,352	USD	2,884	07/23/2026	10,859
Goldman Sachs Bank USA	BRL	5,869	USD	1,132	07/02/2026	(4,868)
Goldman Sachs Bank USA	USD	1,134	BRL	5,869	07/02/2026	3,141
Goldman Sachs Bank USA	AUD	6,087	USD	4,305	07/09/2026	91,687
Goldman Sachs Bank USA	CAD	4,212	USD	3,012	07/09/2026	41,312
Goldman Sachs Bank USA	CAD	4,657	USD	3,278	07/09/2026	(6,545)
Goldman Sachs Bank USA	NZD	3,838	USD	2,256	07/09/2026	75,431
Goldman Sachs Bank USA	USD	2,014	AUD	2,814	07/09/2026	(66,340)
Goldman Sachs Bank USA	USD	1,386	CAD	1,914	07/09/2026	(35,949)
Goldman Sachs Bank USA	USD	2,584	NZD	4,392	07/09/2026	(88,547)
Goldman Sachs Bank USA	PEN	949	USD	278	07/15/2026	892
Goldman Sachs Bank USA	KRW	568,952	USD	389	07/16/2026	21,186
Goldman Sachs Bank USA	USD	1,815	GBP	1,371	07/16/2026	4,599
Goldman Sachs Bank USA	USD	1,333	GBP	988	07/16/2026	(22,864)
Goldman Sachs Bank USA	USD	721	IDR	12,540,201	07/16/2026	(21,396)
Goldman Sachs Bank USA	USD	1,882	KRW	2,854,126	07/16/2026	(37,118)
Goldman Sachs Bank USA	PLN	14,195	USD	3,892	07/23/2026	118,521
Goldman Sachs Bank USA	USD	356	MYR	1,441	09/17/2026	(2,084)
HSBC Bank USA	JPY	1,620,000	USD	10,208	07/08/2026	240,383
HSBC Bank USA	CAD	8,474	USD	6,187	07/09/2026	210,421
HSBC Bank USA	NZD	1,121	USD	663	07/09/2026	26,331
HSBC Bank USA	USD	3,864	CAD	5,286	07/09/2026	(135,669)

ABFunds.com	AB All Market Total Return Portfolio 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	CLP	649,722	USD	727	07/15/2026	$21,649
HSBC Bank USA	PEN	1,758	USD	520	07/15/2026	5,648
HSBC Bank USA	USD	3,100	GBP	2,340	07/16/2026	4,352
HSBC Bank USA	USD	474	IDR	8,445,941	07/16/2026	(2,678)
HSBC Bank USA	USD	817	PHP	49,269	07/22/2026	(14,988)
HSBC Bank USA	HUF	180,997	USD	598	07/23/2026	17,420
HSBC Bank USA	USD	1,745	HUF	526,075	07/23/2026	(56,789)
HSBC Bank USA	USD	403	INR	38,131	08/06/2026	(782)
HSBC Bank USA	USD	711	MXN	12,491	08/06/2026	999
HSBC Bank USA	CNH	15,206	USD	2,241	08/07/2026	(3,333)
HSBC Bank USA	EUR	12,455	USD	14,427	08/26/2026	163,821
HSBC Bank USA	EUR	8,788	USD	10,226	09/02/2026	159,316
JPMorgan Chase Bank	AUD	1,018	USD	702	07/09/2026	(3,152)
JPMorgan Chase Bank	USD	8,201	NZD	13,976	07/09/2026	(260,477)
JPMorgan Chase Bank	GBP	1,373	USD	1,854	07/16/2026	33,102
JPMorgan Chase Bank	USD	514	GBP	377	07/16/2026	(13,467)
JPMorgan Chase Bank	CHF	3,759	USD	4,782	09/11/2026	93,205
JPMorgan Chase Bank	EUR	1,456	USD	1,665	09/11/2026	(3,447)
Morgan Stanley Capital Services, Inc.	AUD	3,478	USD	2,487	07/09/2026	79,443
Morgan Stanley Capital Services, Inc.	USD	2,069	AUD	2,897	07/09/2026	(63,182)
Morgan Stanley Capital Services, Inc.	USD	775	CAD	1,063	07/09/2026	(25,680)
Morgan Stanley Capital Services, Inc.	USD	2,507	NZD	4,297	07/09/2026	(65,964)
Morgan Stanley Capital Services, Inc.	CLP	3,161,773	USD	3,562	07/15/2026	131,396
Morgan Stanley Capital Services, Inc.	USD	732	CLP	649,458	07/15/2026	(26,990)
Morgan Stanley Capital Services, Inc.	GBP	657	USD	871	07/16/2026	(1,054)
Morgan Stanley Capital Services, Inc.	IDR	49,679,841	USD	2,894	07/16/2026	123,517
Morgan Stanley Capital Services, Inc.	USD	768	ZAR	12,700	07/16/2026	6,564
Morgan Stanley Capital Services, Inc.	USD	2,301	TWD	72,985	07/21/2026	(11,279)
Morgan Stanley Capital Services, Inc.	MXN	52,423	USD	2,993	08/06/2026	3,404
Morgan Stanley Capital Services, Inc.	USD	721	INR	68,569	08/06/2026	1,829
Morgan Stanley Capital Services, Inc.	JPY	1,755,638	USD	11,024	08/27/2026	178,728
Morgan Stanley Capital Services, Inc.	NOK	31,964	USD	3,264	09/10/2026	37,964
Morgan Stanley Capital Services, Inc.	SEK	25,948	USD	2,681	09/10/2026	(5,712)
Morgan Stanley Capital Services, Inc.	USD	1,367	NOK	13,584	09/10/2026	4,304
Morgan Stanley Capital Services, Inc.	CHF	668	USD	833	09/11/2026	(355)

40 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	22,191	USD	25,838	09/11/2026	$407,865
Morgan Stanley Capital Services, Inc.	USD	5,290	EUR	4,544	09/11/2026	(83,510)
Standard Chartered Bank	USD	2,167	TWD	69,144	07/21/2026	1,954
State Street Bank & Trust Co.	AUD	2,327	USD	1,658	07/09/2026	46,587
State Street Bank & Trust Co.	CAD	5,976	USD	4,359	07/09/2026	144,089
State Street Bank & Trust Co.	NZD	2,768	USD	1,648	07/09/2026	75,603
State Street Bank & Trust Co.	USD	1,297	AUD	1,809	07/09/2026	(44,693)
State Street Bank & Trust Co.	USD	374	CAD	532	07/09/2026	864
State Street Bank & Trust Co.	USD	2,367	CAD	3,236	07/09/2026	(84,691)
State Street Bank & Trust Co.	USD	840	NZD	1,423	07/09/2026	(31,651)
State Street Bank & Trust Co.	GBP	769	USD	1,037	07/16/2026	17,673
State Street Bank & Trust Co.	GBP	153	USD	203	07/16/2026	(1,020)
State Street Bank & Trust Co.	USD	2,603	GBP	1,930	07/16/2026	(42,874)
State Street Bank & Trust Co.	USD	475	ZAR	7,887	07/16/2026	5,722
State Street Bank & Trust Co.	USD	578	ZAR	9,375	07/16/2026	(6,315)
State Street Bank & Trust Co.	ZAR	2,693	USD	162	07/16/2026	(2,191)
State Street Bank & Trust Co.	HUF	182,148	USD	595	07/23/2026	10,981
State Street Bank & Trust Co.	HUF	73,000	USD	232	07/23/2026	(1,816)
State Street Bank & Trust Co.	PLN	923	USD	253	07/23/2026	7,954
State Street Bank & Trust Co.	USD	404	CZK	8,613	07/23/2026	1,159
State Street Bank & Trust Co.	USD	157	CZK	3,279	07/23/2026	(2,867)
State Street Bank & Trust Co.	USD	164	HUF	50,946	07/23/2026	(741)
State Street Bank & Trust Co.	USD	277	PLN	1,045	07/23/2026	1,241
State Street Bank & Trust Co.	USD	372	PLN	1,401	07/23/2026	(40)
State Street Bank & Trust Co.	ILS	359	USD	123	08/06/2026	2,234
State Street Bank & Trust Co.	MXN	13,783	USD	791	08/06/2026	4,925
State Street Bank & Trust Co.	USD	314	MXN	5,547	08/06/2026	2,736
State Street Bank & Trust Co.	CNH	2,111	USD	312	08/07/2026	142
State Street Bank & Trust Co.	THB	77,198	USD	2,364	08/07/2026	33,628
State Street Bank & Trust Co.	THB	40,948	USD	1,231	08/07/2026	(5,647)
State Street Bank & Trust Co.	USD	199	CNH	1,351	08/07/2026	277
State Street Bank & Trust Co.	USD	901	CNH	6,101	08/07/2026	(908)
State Street Bank & Trust Co.	JPY	123,306	USD	774	08/27/2026	12,244
State Street Bank & Trust Co.	USD	1,569	JPY	250,015	08/27/2026	(24,587)
State Street Bank & Trust Co.	USD	407	SEK	3,937	09/10/2026	765
State Street Bank & Trust Co.	EUR	86	USD	99	09/11/2026	80
State Street Bank & Trust Co.	EUR	630	USD	721	09/11/2026	(1,326)
State Street Bank & Trust Co.	USD	99	EUR	87	09/11/2026	369
State Street Bank & Trust Co.	USD	971	EUR	834	09/11/2026	(15,320)
State Street Bank & Trust Co.	SGD	513	USD	397	09/18/2026	(1,276)
UBS	NZD	5,189	USD	3,044	07/09/2026	96,163
UBS	USD	133	PHP	8,041	07/22/2026	(2,039)

						$2,575,591

ABFunds.com	AB All Market Total Return Portfolio 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00%	Quarterly	3.02%	USD	8,405	$690,507	$583,793	$106,714

*	Termination date.

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments Received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
NZD	1,904	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	$30,553	$	– 0	–	$30,553
NZD	966	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	15,608		– 0	–	15,608
NOK	1,274	06/10/2035	4.058%	6 Month NIBOR	Annual/ Semi-Annual	2,348		– 0	–	2,348
NOK	3,211	09/26/2035	4.042%	6 Month NIBOR	Annual/ Semi-Annual	15		– 0	–	15
NOK	1,423	09/30/2035	4.089%	6 Month NIBOR	Annual/ Semi-Annual	(526)		84		(610)
NOK	2,788	10/01/2035	4.097%	6 Month NIBOR	Annual/ Semi-Annual	(1,263)		89		(1,352)
NZD	781	12/04/2035	4.041%	3 Month BKBM	Semi-Annual/ Quarterly	(3,074)		– 0	–	(3,074)
NZD	530	12/05/2035	3 Month BKBM	3.980%	Quarterly/ Semi-Annual	576		– 0	–	576
NZD	827	12/12/2035	4.194%	3 Month BKBM	Semi-Annual/ Quarterly	(8,837)		– 0	–	(8,837)
NZD	242	12/23/2035	4.125%	3 Month BKBM	Semi-Annual/ Quarterly	(1,739)		329		(2,068)
NZD	1,165	01/29/2036	3 Month BKBM	4.196%	Quarterly/ Semi-Annual	20,732		– 0	–	20,732
NZD	1,125	02/02/2036	3 Month BKBM	4.228%	Quarterly/ Semi-Annual	21,678		1,567		20,111
NZD	239	02/02/2036	3 Month BKBM	4.255%	Quarterly/ Semi-Annual	4,914		– 0	–	4,914
NZD	493	02/03/2036	3 Month BKBM	4.206%	Quarterly/ Semi-Annual	8,969		(291)		9,260
NZD	295	02/17/2036	3 Month BKBM	4.116%	Quarterly/ Semi-Annual	3,929		– 0	–	3,929
NZD	218	02/24/2036	3 Month BKBM	4.016%	Quarterly/ Semi-Annual	1,816		– 0	–	1,816
NZD	366	03/02/2036	3 Month BKBM	3.968%	Quarterly/ Semi-Annual	2,108		– 0	–	2,108

42 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments Received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
NZD	322	03/09/2036	3 Month BKBM	4.065%	Quarterly/ Semi-Annual	$3,296	$	– 0	–	$3,296
NZD	734	03/13/2036	3 Month BKBM	4.200%	Quarterly/ Semi-Annual	12,211		– 0	–	12,211
NZD	425	04/14/2036	3 Month BKBM	4.332%	Quarterly/ Semi-Annual	7,739		– 0	–	7,739
SEK	1,635	05/13/2036	2.918%	3 Month STIBOR	Annual/ Quarterly	(2,709)		– 0	–	(2,709)
NZD	403	05/29/2036	3 Month BKBM	4.244%	Quarterly/ Semi-Annual	5,064		– 0	–	5,064

						$123,408		$1,778		$121,630

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
Information Services Corp.	CORRA plus 0.55%	Maturity	CAD	131		05/20/2027	$1,963
Information Services Corp.	CORRA plus 0.55%	Maturity	CAD	39		05/20/2027	126
Information Services Corp.	CORRA plus 0.55%	Maturity	CAD	51		05/20/2027	91
Information Services Corp.	CORRA plus 0.55%	Maturity	CAD	63		05/20/2027	78
Information Services Corp.	CORRA plus 0.55%	Maturity	CAD	26		05/20/2027	71
Information Services Corp.	CORRA plus 0.55%	Maturity	CAD	26		05/20/2027	20
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	4,839		09/15/2026	(194,669)
Goldman Sachs International
Greencore Group PLC	SONIA plus 0.40%	Maturity	GBP	0	**	07/15/2027	0
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	0	**	07/15/2026	(1)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	0	**	07/15/2026	(2)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	1		07/15/2026	(6)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	6		07/15/2026	(44)
JPMorgan Chase Bank NA
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	53		08/12/2026	450
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	39		08/12/2026	333

ABFunds.com	AB All Market Total Return Portfolio 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	32		08/12/2026	$235
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	22		08/12/2026	189
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	22		08/12/2026	158
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	30		08/12/2026	64
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	33		08/12/2026	21
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	1		08/12/2026	3
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	0	**	08/12/2026	(6)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	1		08/12/2026	(22)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	4		08/12/2026	(77)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	17		08/12/2026	(293)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	19		08/12/2026	(321)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	21		08/12/2026	(394)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	48		08/12/2026	(872)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	87		08/12/2026	(1,601)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	86		08/12/2026	(1,732)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	100		08/12/2026	(2,126)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	107		08/12/2026	(2,171)
Beazley PLC	SONIA plus 0.30%	Maturity	GBP	108		08/12/2026	(2,176)
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	756		08/12/2026	2,055
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	298		08/12/2026	1,041
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	96		08/12/2026	297
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	159		08/12/2026	270
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	81		08/12/2026	250
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	49		08/12/2026	195
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	49		08/12/2026	87
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	10		08/12/2026	34

44 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	8	08/12/2026	$25
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	13	08/12/2026	21
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	22	08/12/2026	16
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	2	08/12/2026	7
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	1	08/12/2026	3
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	49	08/12/2026	988
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	48	08/12/2026	702
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	37	08/12/2026	695
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	25	08/12/2026	464
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	26	08/12/2026	235
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	15	08/12/2026	155
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	13	08/12/2026	122
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	4	08/12/2026	89
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	6	08/12/2026	72
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	6	08/12/2026	54
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	2	08/12/2026	19
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	20	08/12/2026	(229)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	38	08/12/2026	(531)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	39	08/12/2026	(586)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	159	08/12/2026	(2,008)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	101	08/12/2026	(2,105)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	101	08/12/2026	(2,215)
Secure Waste Infrastructure Corp.	CORRA plus 0.35%	Maturity	CAD	28	08/12/2026	(878)
Secure Waste Infrastructure Corp.	CORRA plus 0.35%	Maturity	CAD	696	08/12/2026	(9,458)
Morgan Stanley Capital Services LLC
IBOVESPA Futures Contract	0.00%	Maturity	BRL	2,447	08/12/2026	(710)
Information Services Corp.	CORRA plus 0.40%	Maturity	CAD	32	10/20/2026	112

ABFunds.com	AB All Market Total Return Portfolio 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Information Services Corp.	CORRA plus 0.40%	Maturity	CAD	37	10/20/2026	$37
Information Services Corp.	CORRA plus 0.40%	Maturity	CAD	24	10/20/2026	23
Information Services Corp.	CORRA plus 0.40%	Maturity	CAD	15	10/20/2026	16
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	154	10/20/2026	3,652
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	1	10/20/2026	(5)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	2	10/20/2026	(8)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	3	10/20/2026	(12)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	6	10/20/2026	(36)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	19	10/20/2026	(88)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	24	10/20/2026	(137)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	22	10/20/2026	(156)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	23	10/20/2026	(163)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	45	10/20/2026	(260)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	214	10/20/2026	(1,352)
Swiss Market Index Futures	0.00%	Maturity	CHF	427	09/18/2026	16,978
UBS AG
Information Services Corp.	CORRA plus 0.35%	Maturity	CAD	23	08/22/2029	62
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	920	08/22/2029	47
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	2	08/22/2029	(2)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	68	08/22/2029	(2)
Iveco Group NV	ESTR plus 0.35%	Maturity	EUR	47	08/22/2029	(21)
Laurentian Bank of Canada	CORRA plus 0.35%	Maturity	CAD	37	08/22/2029	(154)
Senior PLC	SONIA plus 0.35%	Maturity	GBP	170	08/22/2029	406
Tate & Lyle PLC	SONIA plus 0.35%	Maturity	GBP	243	08/22/2029	721
Tate & Lyle PLC	SONIA plus 0.35%	Maturity	GBP	70	08/22/2029	132
Pay Total Return on Reference Obligation
Goldman Sachs International
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	39	07/15/2027	22,640

46 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	23	07/15/2027	$15,587
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14	07/15/2027	13,367
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	9,181
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14	07/15/2027	8,251
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	16	07/15/2027	7,657
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	7,551
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	7,480
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	7,389
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	13	07/15/2027	6,820
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7	07/15/2027	6,804
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7	07/15/2027	6,494
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7	07/15/2027	6,462
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	5,426
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	5,346
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	11	07/15/2027	5,320
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	5,306
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	5,184
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	4,971
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	4,932
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	4,633
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	4,621
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	4,510
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8	07/15/2027	4,451
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	4,428
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	4,266
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6	07/15/2027	3,734

ABFunds.com	AB All Market Total Return Portfolio 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	$3,722
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	3,318
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	3,205
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6	07/15/2027	3,137
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10	07/15/2027	3,063
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5	07/15/2027	3,024
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2	07/15/2027	1,973
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	1,848
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17	07/15/2027	1,828
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2	07/15/2027	1,811
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	1,728
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2	07/15/2027	1,647
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2	07/15/2027	1,608
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3	07/15/2027	1,601
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3	07/15/2027	1,337
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4	07/15/2027	1,328
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	1,241
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3	07/15/2027	1,209
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9	07/15/2027	1,153
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	1,045
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	999
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2	07/15/2027	952
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	851
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	846
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	610
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	571

48 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	$530
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	503
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	436
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	433
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	398
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	347
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	338
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	319
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	277
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	271
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	253
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	219
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	141
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	127
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	124
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	122
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	106
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	88
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	73
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	71
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	64
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	55
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	**	07/15/2027	52
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(228)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	24		07/15/2027	(3,139)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	43		07/15/2027	(5,710)

ABFunds.com	AB All Market Total Return Portfolio 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	47		07/15/2027	$(7,395)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	44		07/15/2027	(7,474)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	47		07/15/2027	(7,683)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	57		07/15/2027	(8,211)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	68		07/15/2027	(9,304)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	53		07/15/2027	(9,317)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	63		07/15/2027	(11,280)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	91		07/15/2027	(13,008)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	54		07/15/2027	(14,864)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	136		07/15/2027	(21,164)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	138		07/15/2027	(21,525)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	252		07/15/2027	(39,732)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	237		07/15/2027	(43,355)
JPMorgan Chase Bank NA
Boralex, Inc.	CORRA plus 0.35%	Maturity	CAD	0	**	08/12/2026	65
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	133		08/12/2026	151,380
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	17		08/12/2026	18,769
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	20		08/12/2026	16,887
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	18		08/12/2026	13,239
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	12		08/12/2026	9,136
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	9		08/12/2026	4,809
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	9		08/12/2026	2,252
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	1		08/12/2026	765
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	85		08/12/2026	16,567
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	60		08/12/2026	6,724
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	22		08/12/2026	5,379

50 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	16	08/12/2026	$5,167
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	76	08/12/2026	5,128
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	17	08/12/2026	4,494
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	13	08/12/2026	3,993
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	13	08/12/2026	3,986
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	38	08/12/2026	3,222
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	13	08/12/2026	1,703
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	12	08/12/2026	1,567
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	13	08/12/2026	1,465
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	1,400
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	1,252
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	1,245
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	12	08/12/2026	1,237
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	1,222
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	4	08/12/2026	1,215
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	1,207
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	1,127
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	1,103
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	8	08/12/2026	1,071
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	986
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	11	08/12/2026	913
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	5	08/12/2026	895
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	12	08/12/2026	807
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	697
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	5	08/12/2026	613
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	4	08/12/2026	425

ABFunds.com	AB All Market Total Return Portfolio 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	3		08/12/2026	$349
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	2		08/12/2026	280
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	7		08/12/2026	221
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	124
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	1		08/12/2026	73
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	35
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	17
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	0	**	08/12/2026	6
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	11		08/12/2026	(565)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	18		08/12/2026	424
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	3		08/12/2026	410
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	5		08/12/2026	386
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	4		08/12/2026	281
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	3		08/12/2026	191
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	4		08/12/2026	148
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2		08/12/2026	133
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	65
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2		08/12/2026	59
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	56
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	24
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	4		08/12/2026	23
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	22
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	20
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	18
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	12
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	9

52 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	$3
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	0	**	08/12/2026	2
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	8		08/12/2026	(7)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	1		08/12/2026	(7)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2		08/12/2026	(241)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2		08/12/2026	(346)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	6		08/12/2026	(670)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	5		08/12/2026	(698)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	6		08/12/2026	(903)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	11		08/12/2026	(1,337)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	14		08/12/2026	(1,734)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	16		08/12/2026	(2,214)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	20		08/12/2026	(2,300)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	20		08/12/2026	(2,335)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	17		08/12/2026	(2,600)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	40		08/12/2026	(4,757)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	40		08/12/2026	(5,145)
Fox Corp.	OBFR minus 0.35%	Maturity	USD	1		08/12/2026	0
Fox Corp.	OBFR minus 0.35%	Maturity	USD	9		08/12/2026	(275)
Fox Corp.	OBFR minus 0.35%	Maturity	USD	26		08/12/2026	(890)
Fox Corp.	OBFR minus 0.35%	Maturity	USD	27		08/12/2026	(1,065)
Fox Corp.	OBFR minus 0.35%	Maturity	USD	23		08/12/2026	(1,244)
Fox Corp.	OBFR minus 0.35%	Maturity	USD	33		08/12/2026	(1,647)
Fox Corp.	OBFR minus 0.35%	Maturity	USD	36		08/12/2026	(2,166)
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	105		08/12/2026	3,566
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	100		08/12/2026	2,001

ABFunds.com	AB All Market Total Return Portfolio 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	344	08/12/2026	$905
GFL Environmental, Inc.	CORRA minus 0.35%	Maturity	CAD	23	08/12/2026	711
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	4	08/12/2026	(1,398)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	11	08/12/2026	(3,101)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	11	08/12/2026	(3,316)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	11	08/12/2026	(4,021)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	25	08/12/2026	(4,163)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	13	08/12/2026	(4,718)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	17	08/12/2026	(5,413)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	17	08/12/2026	(7,009)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	19	08/12/2026	(7,383)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	64	08/12/2026	(21,168)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	70	08/12/2026	(26,605)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	209	08/12/2026	(28,477)
Public Storage	OBFR minus 0.35%	Maturity	USD	2	08/12/2026	(203)
Public Storage	OBFR minus 0.35%	Maturity	USD	17	08/12/2026	(1,413)
Public Storage	OBFR minus 0.35%	Maturity	USD	150	08/12/2026	(12,415)
Public Storage	OBFR minus 0.35%	Maturity	USD	741	08/12/2026	(63,892)
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	107	08/12/2026	7,387
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	47	08/12/2026	4,553
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	53	08/12/2026	3,413
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	36	08/12/2026	1,428
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	12	08/12/2026	1,043
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	2	08/12/2026	117
Somnigroup International, Inc.	OBFR minus 0.35%	Maturity	USD	1	08/12/2026	21

54 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	107	10/20/2026	$3,155
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	55	10/20/2026	2,450
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	68	10/20/2026	2,357
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	68	10/20/2026	2,072
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	54	10/20/2026	1,790
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	23	10/20/2026	988
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	16	10/20/2026	894
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	22	10/20/2026	798
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	18	10/20/2026	728
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	34	10/20/2026	677
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	15	10/20/2026	630
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	12	10/20/2026	445
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	6	10/20/2026	220
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	55	10/20/2026	32
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	31
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	12
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	60	10/20/2026	– 0	–

ABFunds.com	AB All Market Total Return Portfolio 55

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	0	**	10/20/2026	$(6)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	0	**	10/20/2026	(12)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	4		10/20/2026	(137)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	13		10/20/2026	(357)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	68		10/20/2026	(2,845)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	0	**	10/20/2026	(17)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	26		10/20/2026	(2,120)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	31		10/20/2026	(2,123)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	19		10/20/2026	(2,136)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	21		10/20/2026	(2,890)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	47		10/20/2026	(3,559)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	19		10/20/2026	(3,927)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	29		10/20/2026	(5,285)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	105		10/20/2026	(11,669)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	159		10/20/2026	(16,537)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	206		10/20/2026	(18,822)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	2		10/20/2026	(24)

56 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	$(64)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	24	10/20/2026	(78)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	2	10/20/2026	(83)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	7	10/20/2026	(124)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	63	10/20/2026	(941)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	43	10/20/2026	(1,307)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	63	10/20/2026	(2,497)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	72	10/20/2026	(2,783)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	25	10/20/2026	191
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	(99)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	52	10/20/2026	(266)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	37	10/20/2026	(958)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	69	10/20/2026	(2,699)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	124	10/20/2026	(2,963)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	107	10/20/2026	(4,360)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	99	10/20/2026	(4,615)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	55	10/20/2026	(4,684)

ABFunds.com	AB All Market Total Return Portfolio 57

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	58	10/20/2026	$(5,525)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	146	10/20/2026	(5,755)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	265	10/20/2026	(9,988)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	483	10/20/2026	(18,712)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	346,250	09/10/2026	(1,372)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	346,250	09/10/2026	(6,623)
UBS AG
Axcelis Technologies, Inc.	OBFR minus 0.25%	Maturity	USD	73	08/22/2029	(3,488)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	1,428	08/22/2029	(15,157)
Fox Corp.	OBFR minus 0.25%	Maturity	USD	98	08/22/2029	4,740
Fox Corp.	OBFR minus 0.25%	Maturity	USD	101	08/22/2029	417
Fox Corp.	OBFR minus 0.25%	Maturity	USD	52	08/22/2029	(8)
Fox Corp.	OBFR minus 0.25%	Maturity	USD	52	08/22/2029	(277)
NextEra Energy, Inc.	OBFR minus 0.25%	Maturity	USD	1,178	08/22/2029	(22,156)
QXO, Inc.	OBFR minus 0.25%	Maturity	USD	697	08/22/2029	(25,189)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	807	08/22/2029	74,985
Union Pacific Corp.	OBFR minus 0.25%	Maturity	USD	47	08/22/2029	190

						$(195,949)

**	Notional amount less than 500.

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $70,601,100 or 16.5% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Restricted and illiquid security.

58 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028	04/11/2019	$362,623	$	– 0	–	0.00%
TopBuild Corp.	04/28/2026 - 05/07/2026	1,727,807		1,656,378		0.39%

(g)	Escrow shares.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2026.

(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Energy Technology 0.00%	10/26/2020	$87,984	$168,246		0.04%
Exide Technologies 11.00%, 10/31/2024	06/21/2019 - 10/26/2020	17,967	– 0	–	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372	– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	28,244	– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	04/26/2017	14	– 0	–	0.00%
Raizen Fuels Finance SA 6.45%, 03/05/2034	05/30/2024	201,530	110,000		0.03%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025	199,219	110,000		0.02%

(n)	Defaulted matured security.

(o)	Defaulted.

(p)	The rate shown represents the 7-day yield as of period end.

(q)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

ABFunds.com	AB All Market Total Return Portfolio 59

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Rights

EAFE – Europe, Australia, and Far East

ESTR – Euro Short-Term Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSC – Joint Stock Company

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

See notes to consolidated financial statements.

60 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $376,424,442)	$420,552,317	(a)
Affiliated issuers (cost $15,891,167—including investment of cash collateral for securities loaned of $156,946)	15,891,167
Cash	245,104
Cash collateral due from broker	13,255,344
Foreign currencies, at value (cost $1,397,516)	1,359,596
Receivable for investment securities sold and foreign currency transactions	17,328,735
Unrealized appreciation on forward currency exchange contracts	4,939,041
Unaffiliated interest and dividends receivable	1,518,832
Unrealized appreciation on total return swaps	698,147
Receivable for variation margin on futures	589,593
Foreign withholding tax reclaims	249,194
Receivable for shares of beneficial interest sold	44,743
Affiliated dividends receivable	40,235
Receivable for variation margin on centrally cleared swaps	5,523
Receivable for terminated total return swaps	2,998
Receivable due from Adviser	2,907

Total assets	476,723,476

Liabilities
Cash collateral due to broker	541,000
Payable for investment securities purchased and foreign currency transactions	44,870,001
Unrealized depreciation on forward currency exchange contracts	2,363,450
Unrealized depreciation on total return swaps	894,096
Payable for shares of beneficial interest redeemed	232,573
Advisory fee payable	199,049
Payable for terminated total return swaps	19,786
Payable for collateral received on securities loaned	156,946
Distribution fee payable	78,226
Foreign capital gains tax payable	17,023
Transfer Agent fee payable	13,851
Trustees’ fees payable	512
Accrued expenses and other liabilities	339,529

Total liabilities	49,726,042

Net Assets	$426,997,434

Composition of Net Assets
Shares of beneficial interest, at par	$256
Additional paid-in capital	398,639,875
Distributable earnings	28,357,303

Net Assets	$426,997,434

(a)	Includes securities on loan with a value of $1,718,599 (see Note E).

(b)	The maximum offering price per share for Class A shares was $17.35 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 61

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$373,099,634	22,448,160	$16.62	*

C	$1,738,445	106,440	$16.33

Advisor	$51,504,121	3,048,992	$16.89

I	$655,234	37,949	$17.27

*	The maximum offering price per share for Class A shares was $17.36 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

62 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF OPERATIONS

	September 1, 2025 to June 30, 2026(a)		Year Ended August 31, 2025
Investment Income
Interest (net of foreign taxes withheld of $5,457 and $15,995)	$5,265,709		$6,023,101
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $81,297 and $118,167)	4,836,024		4,701,960
Affiliated issuers	601,228		789,970
Securities lending income, net	14,179		31,730
Other income(b)	– 0	–	170,934

Total income	10,717,140		11,717,695

Expenses
Advisory fee (see Note B)	1,945,234		2,325,646
Distribution fee—Class A	773,818		923,538
Distribution fee—Class C	18,122		26,254
Transfer agency—Class A	269,111		322,280
Transfer agency—Class C	1,716		2,569
Transfer agency—Advisor Class	36,434		44,093
Transfer agency—Class I	553		406
Custody and accounting	378,744		555,044
Audit and tax	119,164		156,709
Legal	50,126		70,792
Registration fees	38,207		62,617
Printing	28,866		91,514
Trustees’ fees	15,865		21,728
Miscellaneous	68,954		58,092

Total expenses before bank overdraft expense	3,744,914		4,661,282
Bank overdraft expense	– 0	–	24,487

Total expenses	3,744,914		4,685,769
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(55,101)		(241,787)

Net expenses	3,689,813		4,443,982

Net investment income	7,027,327		7,273,713

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(c)	17,775,182		34,478,846
Forward currency exchange contracts	4,018,958		(1,317,844)
Futures	20,664,067		384,676
Swaps	173,529		(34,853)
Foreign currency transactions	(594,965)		1,935,663
Net change in unrealized appreciation (depreciation) of:
Investments(d)	5,465,975		(12,227,725)
Forward currency exchange contracts	1,976,475		1,987,928
Futures	(5,327,063)		3,640,225
Swaps	184,930		209,315

ABFunds.com	AB All Market Total Return Portfolio 63

CONSOLIDATED STATEMENT OF OPERATIONS (continued)

	September 1, 2025 to June 30, 2026(a)		Year Ended August 31, 2025
Foreign currency denominated assets and liabilities	$(134,975)		$3,727

Net gain on investment and foreign currency transactions	44,202,113		29,059,958

Contributions from Affiliates (see Note B)	– 0	–	11,605

Net Increase in Net Assets from Operations	$51,229,440		$36,345,276

(a)	The Fund changed its fiscal year end from August 31 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

(c)	Net of foreign realized capital gains taxes of $827 and $13,741, respectively.

(d)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $744 and $1,104, respectively.

See notes to consolidated financial statements.

64 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	September 1, 2025 to June 30, 2026(a)		Year Ended August 31, 2025		Year Ended August 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,027,327		$7,273,713		$9,862,647
Net realized gain on investment and foreign currency transactions	42,036,771		35,446,488		34,201,650
Net change in unrealized appreciation (depreciation) of investments and foreign currency	2,165,342		(6,386,530)		17,353,362
Contributions from Affiliates (see Note B)	– 0	–	11,605		29,592

Net increase in net assets from operations	51,229,440		36,345,276		61,447,251
Distributions to Shareholders
Class A	(37,938,443)		(11,247,982)		(4,839,663)
Class C	(233,244)		(63,023)		(10,518)
Advisor Class	(5,151,088)		(1,624,273)		(773,807)
Class R	– 0	–	– 0	–	(17,281)
Class K	– 0	–	– 0	–	(55,423)
Class I	(45,354)		(10,183)		(3,973)
Transactions in Shares of Beneficial Interest
Net decrease	(5,162,174)		(43,090,098)		(69,147,592)

Total increase (decrease)	2,699,137		(19,690,283)		(13,401,006)
Net Assets
Beginning of period	424,298,297		443,988,580		457,389,586

End of period	$426,997,434		$424,298,297		$443,988,580

(a)	The Fund changed its fiscal year end from August 31 to June 30.

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 65

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Total Return Portfolio (the “Fund”). As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2026, net assets of the Fund were $426,997,434, of which $10,526,535, or approximately 2%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. Effective June 1, 2026, the Fund changed its fiscal year end from August 31 to June 30. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks	$105,879,089		$32,406,369		$1,666,947	(a)	$139,952,405
Investment Companies	87,699,104		– 0	–	– 0	–	87,699,104
Governments—Treasuries	– 0	–	57,675,509		– 0	–	57,675,509
Corporates—Investment Grade	– 0	–	41,426,685		– 0	–	41,426,685
Mortgage Pass-Throughs	– 0	–	24,410,444		– 0	–	24,410,444
Collateralized Mortgage Obligations	– 0	–	7,697,753		– 0	–	7,697,753
Commercial Mortgage-Backed Securities	– 0	–	6,119,769		– 0	–	6,119,769
Inflation-Linked Securities	– 0	–	5,760,974		– 0	–	5,760,974
Collateralized Loan Obligations	– 0	–	5,291,486		– 0	–	5,291,486
Asset-Backed Securities	– 0	–	3,577,641		– 0	–	3,577,641
Governments—Sovereign Bonds	– 0	–	2,482,709		– 0	–	2,482,709
Governments—Sovereign Agencies	– 0	–	2,342,239		– 0	–	2,342,239
Covered Bonds	– 0	–	2,230,605		– 0	–	2,230,605
Supranationals	– 0	–	1,262,608		– 0	–	1,262,608
Local Governments—Regional Bonds	– 0	–	865,046		– 0	–	865,046
Quasi-Sovereigns	– 0	–	683,660		– 0	–	683,660
Local Governments—US Municipal Bonds	– 0	–	556,758		– 0	–	556,758
Corporates—Non-Investment Grade	– 0	–	– 0	–	261,720	(a)	261,720
Emerging Markets—Corporate Bonds	– 0	–	220,000		0	(a)	220,000
Local Governments—Provincial Bonds	– 0	–	209,803		– 0	–	209,803
Preferred Stocks	– 0	–	– 0	–	168,246		168,246
Rights	– 0	–	– 0	–	75,710		75,710
Warrants	– 0	–	– 0	–	0	(a)	– 0	–
Emerging Markets—Treasuries	– 0	–	– 0	–	0	(a)	– 0	–
Short-Term Investments:
U.S. Treasury Bills	– 0	–	19,619,332		– 0	–	19,619,332
Investment Companies	15,734,221		– 0	–	– 0	–	15,734,221
Treasury Bills	– 0	–	9,962,111		– 0	–	9,962,111
Investments of Cash Collateral for Securities Loaned in Affiliated
Money Market Fund	156,946		– 0	–	– 0	–	156,946

Total Investments in Securities	209,469,360		224,801,501		2,172,623	(a)	436,443,484

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(b):
Assets:
Futures	$1,577,202		$	– 0	–	$	– 0	–	$1,577,202	(c)
Forward Currency Exchange Contracts	– 0	–		4,939,041			– 0	–	4,939,041
Centrally Cleared Credit Default Swaps	– 0	–		690,507			– 0	–	690,507	(c)
Centrally Cleared Interest Rate Swaps	– 0	–		141,556			– 0	–	141,556	(c)
Total Return Swaps	– 0	–		698,147			– 0	–	698,147
Liabilities:
Futures	(610,622)			– 0	–		– 0	–	(610,622	)(c)
Forward Currency Exchange Contracts	– 0	–		(2,363,450)			– 0	–	(2,363,450)
Centrally Cleared Interest Rate Swaps	– 0	–		(18,148)			– 0	–	(18,148	)(c)
Total Return Swaps	– 0	–		(894,096)			– 0	–	(894,096)

Total	$210,435,940			$227,995,058			$2,172,623	(a)	$440,603,621

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.07%, 1.82%, .82% and .82% of the daily average net assets for the Class A, Class C, Advisor Class and Class I, respectively. For the period ended June 30, 2026 and for the year ended August 31, 2025, the reimbursement for such services amounted to $18,858 and $202,937, respectively.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the

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terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. On August 3, 2026, the joint meeting of shareholders was adjourned until September 15, 2026 in respect of the Fund.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $94,620 and $123,731, for the period ended June 30, 2026 and for the year ended August 31, 2025, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,864 from the sale of Class A shares and received $449 and $630 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $170,599 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by

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the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended August 31, 2025, such waiver amounted to $32,786 and $35,594, respectively.

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 8/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,685	$272,022	$272,973	$15,734	$601
AB Government Money Market Portfolio*	502	183,613	183,958	157	7

Total				$15,891	$608

*	Investments of cash collateral for securities lending transactions (see Note E).

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2025 is as follows:

Fund	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$22,609	$290,240	$296,164	$16,685	$790
AB Government Money Market Portfolio*	4,756	173,621	177,875	502	8

Total				$17,187	$798

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended August 31, 2025 and the year ended August 31, 2024, the Adviser reimbursed the Fund $11,605 and $29,592, respectively, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not

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obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being a “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$281,166,614	$278,150,707
U.S. government securities	338,307,766	363,175,116

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$386,436,052	$401,911,022
U.S. government securities	340,078,107	341,961,952

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$415,766,505

Gross unrealized appreciation	$58,919,504
Gross unrealized depreciation	(37,450,141)

Net unrealized appreciation	$21,469,363

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the period ended June 30, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its

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foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended June 30, 2026, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the

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Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the consolidated statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the period ended June 30, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

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Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the period ended June 30, 2026, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the period ended June 30, 2026, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with

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collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the period ended June 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$451,116	*	Payable for variation margin on futures	$395,841	*

Equity contracts	Receivable for variation margin on futures	1,126,086	*	Payable for variation margin on futures	117,573	*

Commodity contracts				Payable for variation margin on futures	97,208	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	106,714	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	140,280	*	Payable for variation margin on centrally cleared swaps	18,650	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	4,939,041		Unrealized depreciation on forward currency exchange contracts	2,363,450

Commodity contracts				Unrealized depreciation on total return swaps	194,669

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on total return swaps	$698,147	Unrealized depreciation on total return swaps	$699,427

Total		$7,461,384		$3,886,818

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(459,089)	$(263,506)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	19,440,109	(4,801,376)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,683,047	(262,181)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	4,018,958	1,976,475

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	79,731	(15,527)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	741,457	(90,147)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$60,120	$40,044

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(707,779)	250,560

Total		$24,856,554	$(3,165,658)

During the year ended August 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$494,158	*	Payable for variation margin on futures	$175,377	*

Equity contracts	Receivable for variation margin on futures	6,062,055	*	Payable for variation margin on futures	252,166	*

Commodity contracts	Receivable for variation margin on futures	164,973	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	66,670	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	142,040	*	Payable for variation margin on centrally cleared swaps	4,883	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,569,901		Unrealized depreciation on forward currency exchange contracts	970,785

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity contracts			Unrealized depreciation on total return swaps	$104,522

Equity contracts	Unrealized appreciation on total return swaps	$339,886	Unrealized depreciation on total return swaps	591,726

Total		$8,839,683		$2,099,459

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(3,618,816)	$(426,191)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	2,796,633	3,986,190

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,206,859	80,226

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(1,317,844)	1,987,928

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(252,709)	131,689

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(66,647)	$676,872

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(338,855)	100,016

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	623,358	(699,262)

Total		$(968,021)	$5,837,468

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended June 30, 2026:

Futures:
Average notional amount of buy contracts	$245,369,490
Average notional amount of sale contracts	$59,886,418
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$111,220,362
Average principal amount of sale contracts	$229,807,417
Centrally Cleared Interest Rate Swaps:
Average notional amount	$7,855,458
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$6,420,140	(a)
Total Return Swaps:
Average notional amount	$23,218,818

(a)	Positions were open for nine months during the period.

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended August 31, 2025:

Futures:
Average notional amount of buy contracts	$245,812,770
Average notional amount of sale contracts	$54,380,523
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$118,780,868
Average principal amount of sale contracts	$231,079,272
Centrally Cleared Interest Rate Swaps:
Average notional amount	$17,326,381

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$9,698,194	(a)
Average notional amount of sale contracts	$12,123,160	(b)
Total Return Swaps:
Average notional amount	$23,518,173

(a)	Positions were open for three months during the year. (b) Positions were open for nine months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB All Market Total Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$247,254	$(247,254)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	58,751	(58,751)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	204,678	(117,049)		– 0	–		– 0	–		87,629
Citibank NA	1,496,852	(299,454)		(282,000)			– 0	–		915,398
Deutsche Bank AG	158,035	(158,035)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	600,582	(509,153)		– 0	–		– 0	–		91,429
HSBC Bank USA	850,340	(214,239)		– 0	–		– 0	–		636,101
JPMorgan Chase Bank/JPMorgan Chase Bank NA	458,304	(458,304)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services, Inc./Morgan Stanley Capital Services LLC	1,013,302	(435,615)		(259,000)			– 0	–		318,687
Standard Chartered Bank	1,954	0		– 0	–		– 0	–		1,954
State Street Bank & Trust Co.	369,273	(267,963)		– 0	–		– 0	–		101,310
UBS/UBS AG	177,863	(68,493)		– 0	–		– 0	–		109,370

Total	$5,637,188	$(2,834,310)		$(541,000)		$	– 0	–		$2,261,878	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$272,658	$(247,254)	$	– 0	–	$	– 0	–	$25,404
Barclays Capital, Inc.	61,998	(58,751)		– 0	–		– 0	–	3,247
BNP Paribas SA	117,049	(117,049)		– 0	–		– 0	–	– 0	–
Citibank NA	299,454	(299,454)		– 0	–		– 0	–	– 0	–
Deutsche Bank AG	278,070	(158,035)		– 0	–		– 0	–	120,035
Goldman Sachs Bank USA/Goldman Sachs International	509,153	(509,153)		– 0	–		– 0	–	– 0	–

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
HSBC Bank USA	$214,239	$(214,239)	$	– 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank/JPMorgan Chase Bank NA	538,185	(458,304)		– 0	–		– 0	–		79,881
Morgan Stanley Capital Services, Inc./Morgan Stanley Capital Services LLC	435,615	(435,615)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	267,963	(267,963)		– 0	–		– 0	–		– 0	–
UBS/UBS AG	68,493	(68,493)		– 0	–		– 0	–		– 0	–

Total	$3,062,877	$(2,834,310)	$	– 0	–	$	– 0	–		$228,567	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB All Market Total Return Portfolio (Cayman), Ltd.

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank NA	$194,669	$	– 0	–	$(194,669)	$	– 0	–	$	– 0	–

Total	$194,669	$	– 0	–	$(194,669)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$1,718,599	$156,946	$1,675,754	$6,731	$7,448	$3,457

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$1,267,130	$502,327	$828,308	$23,241	$8,489	$3,256

*	As of August 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	September 1, 2025 to June 30, 2026(a)	Year Ended August 31, 2025	Year Ended August 31, 2024	September 1, 2025 to June 30, 2026(a)	Year Ended August 31, 2025	Year Ended August 31, 2024

Class A
Shares sold	185,671	280,451	247,327	$3,028,538	$4,383,553	$3,542,710

Shares issued in reinvestment of dividends	2,247,185	667,897	311,496	34,179,688	9,971,696	4,339,144

Shares converted from Class C	17,338	28,068	72,638	278,903	429,976	1,005,830

Shares redeemed	(2,721,643)	(3,221,317)	(4,289,258)	(44,327,073)	(49,854,729)	(61,079,337)

Net decrease	(271,449)	(2,244,901)	(3,657,797)	$(6,839,944)	$(35,069,504)	$(52,191,653)

Class C
Shares sold	14,964	16,664	24,510	$243,422 $	257,653	$347,168

Shares issued in reinvestment of dividends	15,286	4,205	737	229,449	62,023	10,151

Shares converted to Class A	(17,615)	(28,502)	(73,905)	(278,903)	(429,976)	(1,005,830)

Shares redeemed	(56,723)	(31,350)	(47,716)	(879,814)	(483,113)	(682,364)

Net decrease	(44,088)	(38,983)	(96,374)	$(685,846)	$(593,413)	$(1,330,875)

Advisor Class
Shares sold	235,498	322,447	347,603	$3,887,743	$5,026,755	$5,048,072

Shares issued in reinvestment of dividends	281,239	86,304	44,478	4,342,325	1,305,773	628,031

Shares redeemed	(372,787)	(866,515)	(982,177)	(6,152,936)	(13,762,883)	(13,918,454)

Net increase (decrease)	143,950	(457,764)	(590,096)	$2,077,132	$(7,430,355)	$(8,242,351)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares					Amount
	September 1, 2025 to June 30, 2026(a)		Year Ended August 31, 2025		Year Ended August 31, 2024	September 1, 2025 to June 30, 2026(a)			Year Ended August 31, 2025			Year Ended August 31, 2024

Class R
Shares sold	– 0	–	– 0	–	14,424	$	– 0	–	$	– 0	–	$204,704

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	1,256		– 0	–		– 0	–	17,281

Shares redeemed	– 0	–	– 0	–	(193,438)		– 0	–		– 0	–	(2,774,324)

Net increase (decrease)	– 0	–	– 0	–	(177,758)	$	– 0	–	$	– 0	–	$(2,552,339)

Class K
Shares sold	– 0	–	– 0	–	14,479	$	– 0	–	$	– 0	–	$209,856

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	3,999		– 0	–		– 0	–	55,422

Shares redeemed	– 0	–	– 0	–	(354,211)		– 0	–		– 0	–	(5,128,362)

Net increase (decrease)	– 0	–	– 0	–	(335,733)	$	– 0	–	$	– 0	–	$(4,863,084)

Class I
Shares sold	14,661		1,177		1,422		$242,808			$19,235		$30,161

Shares issued in reinvestment of dividends and distributions	2,874		659		276		45,354			10,183		3,973

Shares redeemed	(99)		(1,589)		(97)		(1,678)			(26,244)		(1,424)

Net increase	17,436		247		1,601		$286,484			$3,174		$32,710

(a)	The Fund changed its fiscal year end from August 31 to June 30.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest Rate Risk—Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Short Sale Risk— Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	September 1, 2025 to June 30, 2026	Year Ended August 31, 2025		Year Ended August 31, 2024
Distributions paid from:
Ordinary income	$17,133,151	$12,945,461		$5,700,665
Net long-term capital gains	26,234,978	– 0	–	– 0	–

Total taxable distributions paid	$43,368,129	$12,945,461		$5,700,665

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,173,420
Undistributed capital gains	6,880,001
Other losses	(899,676)	(a)
Unrealized appreciation (depreciation)	21,309,626	(b)

Total accumulated earnings (deficit)	$42,463,371	(c)

(a)	As of June 30, 2026, the cumulative deferred loss on straddles was $899,676.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of earnings from the Subsidiary.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and book/tax differences associated with the treatment of earnings from the Subsidiary resulted in a net decrease in distributable earnings and a net increase in additional paid-in-capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

ABFunds.com	AB All Market Total Return Portfolio 95

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
September 1, 2025 to June 30, 2026(a)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.42	$ 15.53	$ 13.68	$ 13.75	$ 18.16	$ 15.44

Income From Investment Operations

Net investment income(b)(c)	.26	.26	(d)	.31	.28	.10	.16

Net realized and unrealized gain (loss) on investment transactions	1.68	1.10	1.72	.02	(e)	(2.90)	3.03

Contributions from Affiliates	– 0	–	.00	(f)	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.94	1.36	2.03	.30	(2.80)	3.19

Less: Dividends and Distributions

Dividends from net investment income	( .49)	(.47)	(.18)	(.37)	– 0	–	(.47)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.74)	(.47)	(.18)	(.37)	(1.61)	(.47)

Net asset value, end of period	$ 16.62	$ 16.42	$ 15.53	$ 13.68	$ 13.75	$ 18.16

Total Return

Total investment return based on net asset value(g)	12.71%	9.06	%(d)	14.96%	2.26%	(16.85)%	21.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$373,100	$373,090	$387,762	$391,500	$433,654	$586,995

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)‡	1.07	%(j)	1.08%	1.07%	1.08%	1.02%	1.03%

Expenses, before waivers/reimbursements(h)(i)‡	1.08	%(j)	1.13%	1.08%	1.10%	1.03%	1.05%

Net investment income(c)	1.96	%(j)	1.70	%(d)	2.21%	2.08%	.64%	.99%

Portfolio turnover rate	158%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%(j)	.02%	.02%	.02%	.02%	.02%

See footnote summary on pages 99-100.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
September 1, 2025 to June 30,	Year Ended August 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.14	$ 15.26	$ 13.42	$ 13.45	$ 17.92	$ 15.20

Income From Investment Operations

Net investment income (loss)(b)(c)	.16	.14	(d)	.20	.17	(.02)	(.10)

Net realized and unrealized gain (loss) on investment transactions	1.64	1.08	1.68	.03	(e)	(2.84)	3.13

Contributions from Affiliates	– 0	–	.00	(f)	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.80	1.22	1.88	.20	(2.86)	3.03

Less: Dividends and Distributions

Dividends from net investment income	( .36)	(.34)	(.04)	(.23)	– 0	–	(.31)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.61)	(.34)	(.04)	(.23)	(1.61)	(.31)

Net asset value, end of period	$ 16.33	$ 16.14	$ 15.26	$ 13.42	$ 13.45	$ 17.92

Total Return

Total investment return based on net asset value(g)	12.01%	8.22	%(d)	14.15%	1.43%	(17.50)%	20.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,738	$2,430	$2,892	$3,835	$5,845	$10,537

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)‡	1.82	%(j)	1.83%	1.84%	1.84%	1.78%	1.78%

Expenses, before waivers/reimbursements(h)(i)‡	1.84	%(j)	1.89%	1.85%	1.86%	1.79%	1.80%

Net investment income (loss)(c)	1.19	%(j)	.95	%(d)	1.45%	1.31%	(.16)%	(.61)%

Portfolio turnover rate	158%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%(j)	.02%	.02%	.02%	.02%	.02%

See footnote summary on pages 99-100.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
September 1, 2025 to June 30,	Year Ended August 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.67	$ 15.76	$ 13.88	$ 13.95	$ 18.35	$ 15.60

Income From Investment Operations

Net investment income(b)(c)	.30	.31	(d)	.35	.32	.14	.20

Net realized and unrealized gain (loss) on investment transactions	1.70	1.11	1.74	.02	(e)	(2.93)	3.06

Contributions from Affiliates	– 0	–	.00	(f)	.00	(f)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.00	1.42	2.09	.34	(2.79)	3.26

Less: Dividends and Distributions

Dividends from net investment income	( .53)	(.51)	(.21)	(.41)	– 0	–	(.51)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.78)	(.51)	(.21)	(.41)	(1.61)	(.51)

Net asset value, end of period	$ 16.89	$ 16.67	$ 15.76	$ 13.88	$ 13.95	$ 18.35

Total Return

Total investment return based on net asset value(g)	13.00%	9.34	%(d)	15.25%	2.50%	(16.61)%	21.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,504	$48,429	$53,009	$54,860	$63,739	$84,018

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)‡	.82	%(j)	.83%	.82%	.83%	.77%	.78%

Expenses, before waivers/reimbursements(h)(i)‡	.84	%(j)	.88%	.83%	.85%	.78%	.79%

Net investment income(c)	2.21	%(j)	1.94	%(d)	2.46%	2.33%	.89%	1.22%

Portfolio turnover rate	158%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%(j)	.02%	.02%	.02%	.02%	.02%

See footnote summary on pages 99-100.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
September 1, 2025 to June 30,	Year Ended August 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$17.00	$16.07	$13.67	$14.11	$18.55	$15.76

Income From Investment Operations

Net investment income (loss)(b)(c)	.31	.31	.36	(.04	)(l)	.14	.22

Net realized and unrealized gain (loss) on investment transactions	1.74	1.13	1.80	.01	(e)	(2.97)	3.07

Contributions from Affiliates	– 0	–	.00	(f)	.45	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.05	1.44	2.61	(.03)	(2.83)	3.29

Less: Dividends and Distributions

Dividends from net investment income	( .53)	(.51)	(.21)	(.41)	– 0 –	(.50)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.78)	(.51)	(.21)	(.41)	(1.61)	(.50)

Net asset value, end of period	$ 17.27	$ 17.00	$ 16.07	$ 13.67	$ 14.11	$ 18.55

Total Return

Total investment return based on net asset value(g)	12.99%	9.27%	19.30	%(k)	(.25	)%(l)	(16.64)%	21.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$655	$349	$326	$255	$287	$338

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)‡	.82	%(j)	.83%	.82%	3.48	%(l)	.80%	.81%

Expenses, before waivers/reimbursements(h)(i)‡	.87	%(j)	.92%	.83%	3.50	%(l)	.81%	.83%

Net investment income (loss)(c)	2.20	%(j)	1.91%	2.47%	(.32	)%(l)	.88%	1.31%

Portfolio turnover rate.	158%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%(j)	.02%	.02%	.02%	.02%	.02%

(a)	The Fund changed its fiscal year end from August 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(f)	.04%	.04%

Class C	$.00	(f)	.04%	.04%

Advisor Class	$.00	(f)	.04%	.04%

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(e)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(f)	Amount is less than $.005.

(g)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the period ended June 30, 2026 and the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, such waiver amounted to .01% (annualized), .01%, .01%, .02%, .01% and .01%, respectively.

(i)	The expense ratios presented below exclude bank overdraft expense:

	September 1, 2025 to June 30, 2026(a)		Year Ended August 31,
			2025	2024	2023		2022	2021
Class A
Net of waivers/reimbursements	1.07	%(j)	1.07%	1.07%	1.08%		1.02%	1.03%
Before waivers/reimbursements	1.08	%(j)	1.13%	1.08%	1.10%		1.03%	1.05%
Class C
Net of waivers/reimbursements	1.82	%(j)	1.82%	1.84%	1.84%		1.78%	1.78%
Before waivers/reimbursements	1.84	%(j)	1.89%	1.85%	1.86%		1.79%	1.80%
Advisor Class
Net of waivers/reimbursements	0.82	%(j)	.82%	.82%	.83%		.77%	.78%
Before waivers/reimbursements	0.84	%(j)	.88%	.83%	.85%		.78%	.79%
Class I
Net of waivers/reimbursements	0.82	%(j)	.82%	.82%	3.48	%(l)	.80%	.81%
Before waivers/reimbursements	0.87	%(j)	.91%	.83%	3.50	%(l)	.81%	.83%

(j)	Annualized.

(k)	Includes a contribution from the Adviser which enhanced the performance for the year ended August 31, 2024 by 3.38%.

(l)	Reflects a onetime non-recurring accrual adjustment.

See	notes to consolidated financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB All Market Total Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB All Market Total Return Portfolio (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from September 1, 2025 to June 30, 2026 and for the year ended August 31, 2025, the statements of changes in net assets for the period from September 1, 2025 to June 30, 2026 and for each of the two years in the period ended August 31 , 2025, the financial highlights for the period from September 1, 2025 to June 30, 2026 and for each of the five years in the period ended August 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at June 30, 2026, the results of its operations for the period from September 1, 2025 to June 30, 2026 and for the year ended August 31, 2025, the changes in its net assets for the period from September 1, 2025 to June 30, 2026 and for each of the two years in the period ended August 31, 2025 and its financial highlights for the period from September 1, 2025 to June 30, 2026 and for each of the five years in the period ended August 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

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2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For individual shareholders, the Fund designates 8.40% of dividends paid as qualified dividend income. For corporate shareholders, 3.14% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 15.30% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $26,234,978 of dividends paid as long-term capital gain dividends.

The Fund designates $2,725,303 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB All Market Total Return Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The special meeting of stockholders for the Fund on August 3, 2026 was called to order and adjourned until September 15, 2026 for the purpose of voting on the Proposed Agreement for the Fund.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to

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improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not

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anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the

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Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors

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noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may

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assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The

ABFunds.com	AB All Market Total Return Portfolio 109

Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Total Return Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the

110 AB All Market Total Return Portfolio	ABFunds.com

Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that

ABFunds.com	AB All Market Total Return Portfolio 111

there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors determined to continue to monitor the Fund’s performance closely.

112 AB All Market Total Return Portfolio	ABFunds.com

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as

ABFunds.com	AB All Market Total Return Portfolio 113

relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

114 AB All Market Total Return Portfolio	ABFunds.com

NOTES

ABFunds.com	AB All Market Total Return Portfolio 115

NOTES

116 AB All Market Total Return Portfolio	ABFunds.com

AB ALL MARKET TOTAL RETURN PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

AMTR-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 38.6%
Communications Equipment – 0.9%
Motorola Solutions, Inc.	33,500	$13,912,215

Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp. – Class A	152,690	26,922,301

IT Services – 1.8%
MongoDB, Inc.(a)	42,460	14,262,314
Shopify, Inc. – Class A(a)	117,348	13,398,795

		27,661,109

Semiconductors & Semiconductor Equipment – 26.2%
Analog Devices, Inc.	33,170	13,174,129
ASML Holding NV (REG)	4,000	7,957,760
Astera Labs, Inc.(a)	57,149	27,604,110
Broadcom, Inc.	223,652	84,484,543
Credo Technology Group Holding Ltd.(a)	81,120	22,060,584
Lam Research Corp.	100,530	43,562,665
Monolithic Power Systems, Inc.	8,780	12,137,121
NVIDIA Corp.	718,861	143,836,897
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	77,292	36,912,340
Texas Instruments, Inc.	44,312	13,208,078

		404,938,227

Software – 8.0%
AppLovin Corp. – Class A(a)	33,311	17,162,827
Cadence Design Systems, Inc.(a)	40,403	15,164,054
Datadog, Inc. – Class A(a)	56,490	14,707,736
Manhattan Associates, Inc.(a)	70,136	9,766,438
Microsoft Corp.	180,155	67,201,418

		124,002,473

		597,436,325

Communication Services – 16.7%
Entertainment – 2.7%
Netflix, Inc.(a)	381,280	27,223,392
Spotify Technology SA(a)	31,170	14,311,082

		41,534,474

Interactive Media & Services – 14.0%
Alphabet, Inc. – Class C	390,604	138,012,111
Meta Platforms, Inc. – Class A	115,414	65,011,552
Reddit, Inc. – Class A(a)	84,182	14,612,312

		217,635,975

		259,170,449

ABFunds.com	AB Growth Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 12.2%
Aerospace & Defense – 2.6%
General Electric Co.	91,780	$34,300,940
Howmet Aerospace, Inc.	19,228	5,169,640

		39,470,580

Building Products – 1.6%
Modine Manufacturing Co.(a)	42,120	11,246,882
Trex Co., Inc.(a)	278,070	13,914,623

		25,161,505

Construction & Engineering – 2.0%
Quanta Services, Inc.	43,450	31,285,738

Ground Transportation – 2.2%
JB Hunt Transport Services, Inc.	50,400	14,587,272
Saia, Inc.(a)	45,820	19,297,551

		33,884,823

Machinery – 1.2%
ITT, Inc.	95,120	18,810,931

Professional Services – 0.6%
Verisk Analytics, Inc.	51,224	9,196,245

Trading Companies & Distributors – 2.0%
United Rentals, Inc.	14,783	16,747,513
WW Grainger, Inc.	10,620	14,447,448

		31,194,961

		189,004,783

Health Care – 9.4%
Biotechnology – 2.9%
Argenx SE (ADR)(a)	6,970	6,466,557
Kiniksa Pharmaceuticals International PLC(a)	86,090	5,505,455
United Therapeutics Corp.(a)	27,860	15,095,384
Vertex Pharmaceuticals, Inc.(a)	33,929	16,853,552

		43,920,948

Health Care Equipment & Supplies – 2.4%
Dexcom, Inc.(a)	182,140	12,267,129
Intuitive Surgical, Inc.(a)	27,557	10,958,868
Medline, Inc. – Class A(a)	193,902	7,647,495
Stryker Corp.	21,070	6,633,679

		37,507,171

Health Care Technology – 0.6%
Veeva Systems, Inc. – Class A(a)	48,856	8,670,474

Life Sciences Tools & Services – 0.2%
Mettler-Toledo International, Inc.(a)	2,840	3,628,128

2 AB Growth Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.3%
Eli Lilly & Co.	42,799	$51,334,405

		145,061,126

Consumer Discretionary – 9.3%
Automobiles – 0.1%
Ferrari NV(b)	4,680	1,742,317

Broadline Retail – 5.0%
Amazon.com, Inc.(a)	328,034	78,183,624

Hotels, Restaurants & Leisure – 2.0%
Cava Group, Inc.(a)	148,460	11,651,141
Chipotle Mexican Grill, Inc.(a)	142,353	4,840,002
Texas Roadhouse, Inc.	71,710	13,856,523

		30,347,666

Specialty Retail – 2.2%
O’Reilly Automotive, Inc.(a)	168,720	15,537,425
TJX Cos., Inc. (The)	121,660	18,431,490

		33,968,915

		144,242,522

Financials – 5.6%
Capital Markets – 2.1%
Cboe Global Markets, Inc.	55,165	13,386,890
PJT Partners, Inc. – Class A	119,990	18,111,291

		31,498,181

Financial Services – 3.5%
Visa, Inc. – Class A	159,281	54,647,718

		86,145,899

Consumer Staples – 4.7%
Beverages – 1.8%
Monster Beverage Corp.(a)	290,655	27,937,759

Consumer Staples Distribution & Retail – 2.9%
Casey’s General Stores, Inc.	28,880	22,953,535
Costco Wholesale Corp.	24,125	22,568,214

		45,521,749

		73,459,508

Materials – 0.6%
Chemicals – 0.6%
Sherwin-Williams Co. (The)	24,623	8,478,191

Total Common Stocks (cost $770,343,350)		1,502,998,803

ABFunds.com	AB Growth Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(c)(d) (cost $52,367)	51,340	$129,633

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(e)(f)(g) (cost $51,926,890)	51,926,890	51,926,890

Total Investments – 100.4% (cost $822,322,607)		1,555,055,326
Other assets less liabilities – (0.4)%		(6,635,958)

Net Assets – 100.0%		$1,548,419,368

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Rights

REG – Registered Shares

See notes to financial statements.

4 AB Growth Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $770,395,717)	$1,503,128,436	(a)
Affiliated issuers (cost $51,926,890)	51,926,890
Foreign currencies, at value (cost $1,003)	873
Unaffiliated dividends receivable	238,155
Receivable for shares of beneficial interest sold	170,844
Affiliated dividends receivable	61,942
Receivable due from Adviser	35,432
Other assets	10,653

Total assets	1,555,573,225

Liabilities
Payable for investment securities purchased	5,167,454
Advisory fee payable	955,686
Payable for shares of beneficial interest redeemed	535,915
Distribution fee payable	275,020
Transfer Agent fee payable	38,176
Accrued expenses	181,606

Total liabilities	7,153,857

Net Assets	$1,548,419,368

Composition of Net Assets
Shares of beneficial interest, at par	$135
Additional paid-in capital	782,520,796
Distributable earnings	765,898,437

Net Assets	$1,548,419,368

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,253,201,273	11,304,478	$110.86	*

C	$21,721,030	161,473	$134.52

Advisor	$218,975,332	1,608,244	$136.16

I	$54,521,733	403,406	$135.15

(a)	Includes securities on loan with a value of $1,721,841 (see Note E).

*	The maximum offering price per share for Class A shares was $115.78 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Growth Fund 5

STATEMENT OF OPERATIONS

	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $103,106 and $98,685)	$6,041,011		$6,554,617
Affiliated issuers	637,444		649,255
Interest	387		1,075
Securities lending income, net	12,964		806,370
Other income(b)	– 0	–	353,184

Total income	$6,691,806		$8,364,501

Expenses
Advisory fee (see Note B)	10,709,134		11,353,671
Distribution fee—Class A	2,868,705		3,053,771
Distribution fee—Class C	221,500		277,464
Transfer agency—Class A	827,440		767,165
Transfer agency—Class C	16,263		18,136
Transfer agency—Advisor Class	148,572		129,941
Transfer agency—Class I	62,392		68,567
Custody and accounting	102,291		150,574
Printing	87,447		108,597
Registration fees	85,822		111,349
Legal	70,196		58,033
Audit and tax	47,076		52,079
Trustees’ fees	28,641		34,859
Miscellaneous	33,836		35,707

Total expenses	15,309,315		16,219,913
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(391,725)		(411,856)

Net expenses	14,917,590		15,808,057

Net investment loss	(8,225,784)		(7,443,556)

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on investment transactions	106,478,658		271,866,699
Net change in unrealized appreciation (depreciation) of:
Investments	26,467,707		39,170,301
Foreign currency denominated assets and liabilities	1		45

Net gain on investment and foreign currency transactions	132,946,366		311,037,045

Net Increase in Net Assets from Operations	$124,720,582		$303,593,489

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Growth Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025		Year Ended July 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(8,225,784)		$(7,443,556)		$(5,790,179)
Net realized gain on investment transactions	106,478,658		271,866,699		214,738,163
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	26,467,708		39,170,346		102,502,538
Contributions from Affiliates (see Note B)	– 0	–	– 0	–	2,717

Net increase in net assets from operations	124,720,582		303,593,489		311,453,239
Distributions to Shareholders
Class A	(180,773,026)		(224,809,845)		(67,855,569)
Class C	(2,975,403)		(21,992,709)		(6,737,379)
Advisor Class	(27,662,968)		(33,137,399)		(9,822,738)
Class R	– 0	–	– 0	–	(614,001)
Class K	– 0	–	– 0	–	(103,256)
Class I	(6,624,593)		(9,318,516)		(3,137,103)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	37,797,890		133,351,190		(23,437,914)

Total increase (decrease)	(55,517,518)		147,686,210		199,745,279
Net Assets
Beginning of period	1,603,936,886		1,456,250,676		1,256,505,397

End of period	$1,548,419,368		$1,603,936,886		$1,456,250,676

(a)	The Fund changed its fiscal year end from July 31 to June 30.

See notes to financial statements.

ABFunds.com	AB Growth Fund 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open end management investment company. The Trust, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Growth Fund (the “Fund”). Effective June 1, 2026, the Fund changed its fiscal year end from July 31 to June 30. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Trustees (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available

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NOTES TO FINANCIAL STATEMENTS (continued)

documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,502,998,803		$	– 0	–	$	– 0	–	$1,502,998,803
Rights	– 0	–		– 0	–		129,633		129,633
Short-Term Investments	51,926,890			– 0	–		– 0	–	51,926,890

Total Investments in Securities	1,554,925,693			– 0	–		129,633		1,555,055,326
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,554,925,693		$	– 0	–		$129,633		$1,555,055,326

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

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NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. For the period ended June 30, 2026 and the year ended July 31, 2025, such reimbursements/waivers amounted to $356,979 and $378,456, respectively.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. On August 3, 2026, the joint meeting of shareholders was adjourned until September 15, 2026 in respect of the Fund.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period ended June 30, 2026 and the year ended July 31, 2025, such compensation retained by ABIS amounted to $373,660 and $364,978, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $11,625 from the sale of Class A shares and received $470 and $4,466 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended July 31, 2025.

During the year ended July 31, 2025, the Adviser reimbursed the Fund $353,184 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended July 31, 2025, such waiver amounted to $34,136 and $30,482, respectively.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2026 is as follows:

Fund	Market Value 7/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$2,150		$407,188	$357,411	$51,927		$637
AB Government Money Market Portfolio*	– 0	–	16,167	16,167	– 0	–	2

Total					$51,927		$639

*	Investments of cash collateral for securities lending transactions (see Note E).

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2025 is as follows:

Fund	Market Value 7/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$29,656		$343,659	$371,165	$2,150		$649
AB Government Money Market Portfolio*	– 0	–	114,051	114,051	– 0	–	62

Total					$2,150		$711

*	Investments of cash collateral for securities lending transactions (see Note E).

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended July 31, 2024, the Adviser reimbursed the Fund $2,717 for trading losses incurred due to a pricing error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$683,095,740		$903,112,602
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$885,452,714		$1,035,504,348
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$828,811,617

Gross unrealized appreciation	$739,212,862
Gross unrealized depreciation	(12,969,153)

Net unrealized appreciation	$726,243,709

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended June 30, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or

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NOTES TO FINANCIAL STATEMENTS (continued)

instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
					Income Earned	Advisory Fee Waived
$ 1,721,841	$	– 0 –	$1,754,451	$11,383	$1,581	$610

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended July 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*		Income from Borrowers	AB Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$ – 0 –	$	– 0 –	$	– 0 –	$744,153	$62,217	$2,918

*	As of July 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024	August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024

Class A
Shares sold	126,609	276,852	264,334	$13,941,836	$31,928,707	$28,212,676

Shares issued in reinvestment of distributions	1,513,632	1,767,846	636,441	160,308,703	200,084,742	60,843,806

Shares converted from Class C	27,613	25,534	37,615	2,999,489	2,857,183	4,007,232

Shares redeemed	(1,234,918)	(1,154,076)	(1,008,279)	(135,537,822)	(130,453,381)	(108,198,724)

Net increase (decrease)	432,936	916,156	(69,889)	$41,712,206	$104,417,251	$(15,135,010)

Class C(b)
Shares sold	8,677	21,569	10,357	$1,155,459	$3,539,236	$3,734,215

Shares issued in reinvestment of distributions	22,356	154,713	20,697	2,885,038	20,977,113	6,350,116

Shares converted to Class A	(22,828)	(17,784)	(10,913)	(2,999,489)	(2,857,183)	(4,007,232)

Shares redeemed	(38,337)	(46,444)	(23,108)	(5,166,252)	(7,838,479)	(8,356,955)

Net increase (decrease)	(30,132)	112,054	(2,966)	$(4,125,244)	$13,820,687	$(2,279,856)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares					Amount
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025		Year Ended July 31, 2024	August 1, 2025 to June 30, 2026(a)			Year Ended July 31, 2025			Year Ended July 31, 2024
Advisor Class
Shares sold	278,150		283,358		365,188		$37,980,509			$38,152,334		$43,709,100

Shares issued in reinvestment of distributions	169,325		193,082		70,076		21,995,383			26,046,721		7,746,917

Shares redeemed	(428,746)		(368,030)		(315,234)		(57,080,997)			(49,316,899)		(38,027,119)

Net increase	18,729		108,410		120,030		$2,894,895			$14,882,156		$13,428,898

Class R
Shares sold	– 0	–	– 0	–	11,431	$	– 0	–	$	– 0	–	$1,070,401

Shares issued in reinvestment of distributions	– 0	–	– 0	–	6,870		– 0	–		– 0	–	613,989

Shares redeemed	– 0	–	– 0	–	(103,960)		– 0	–		– 0	–	(10,961,048)

Net increase (decrease)	– 0	–	– 0	–	(85,659)	$	– 0	–	$	– 0	–	$(9,276,658)

Class K
Shares sold	– 0	–	– 0	–	1,574	$	– 0	–	$	– 0	–	$166,035

Shares issued in reinvestment of distributions	– 0	–	– 0	–	1,049		– 0	–		– 0	–	103,249

Shares redeemed	– 0	–	– 0	–	(18,923)		– 0	–		– 0	–	(2,194,090)

Net increase (decrease)	– 0	–	– 0	–	(16,300)	$	– 0	–	$	– 0	–	$(1,924,806)

Class I
Shares sold	73,340		75,278		74,779		$9,458,945			$9,851,250		$9,202,607

Shares issued in reinvestment of distributions	51,365		69,458		28,330		6,624,593			9,318,514		3,118,228

Shares redeemed	(139,593)		(142,063)		(166,616)		(18,767,505)			(18,938,668)		(20,571,317)

Net increase (decrease)	(14,888)		2,673		(63,507)		$(2,683,967)			$231,096		$(8,250,482)

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 12.9131 reverse share split.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

ABFunds.com	AB Growth Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

20 AB Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026, the fiscal year ended July 31, 2025, and the fiscal year ended July 31, 2024 were as follows:

	August 1, 2025 to June 30, 2026	Year Ended July 31, 2025			Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$8,564,216	$	– 0	–	$	– 0	–
Net long-term capital gains	209,471,774		289,258,469			88,270,046

Total taxable distributions paid	$218,035,990		$289,258,469			$88,270,046

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$60,585,196
Other losses	(20,930,338	)(a)
Unrealized appreciation (depreciation)	726,243,579	(b)

Total accumulated earnings (deficit)	$765,898,437

(a)	As of June 30, 2026, the Fund had a qualified late-year ordinary loss deferral of $5,186,286 and a post-October short term capital loss deferral of $15,744,052.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Growth Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 118.86	$ 117.40	$ 100.15	$ 88.45	$ 119.12	$ 93.49

Income From Investment Operations

Net investment loss(b)(c)	(.62)	(.59	)(d)	(.48)	(.47)	(.76)	(.71)

Net realized and unrealized gain (loss) on investment transactions	9.80	25.17	24.66	13.49	(18.82)	32.29

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	9.18	24.58	24.18	13.02	(19.58)	31.58

Less: Distributions

Distributions from net realized gain on investment transactions	(17.18)	(23.12)	(6.93)	(1.32)	(11.09)	(5.95)

Net asset value, end of period	$ 110.86	$ 118.86	$ 117.40	$ 100.15	$ 88.45	$ 119.12

Total Return

Total investment return based on net asset value(f)(g)	8.39%	21.93	%(d)	25.72%	15.08%	(18.40)%	35.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,253,201	$1,292,232	$1,168,750	$1,003,981	$967,086	$1,265,804

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08	%(h)	1.07%	1.09%	1.11%	1.11%	1.13%

Expenses, before waivers/reimbursements	1.10	%(h)	1.10%	1.12%	1.14%	1.12%	1.13%

Net investment loss(c)	(.61	)%(h)	(.52	)%(d)	(.45)%	(.54)%	(.74)%	(.69)%

Portfolio turnover rate	44%	59%	37%	33%	34%	28%

See footnote summary on page 26.

22 AB Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C(i)
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 141.70	$ 374.87	$ 388.04	$ 358.21	$ 581.22	$ 501.80

Income From Investment Operations

Net investment loss(b)(c)	(1.67)	(2.20	)(d)	(4.39)	(4.39)	(6.71)	(7.49)

Net realized and unrealized gain (loss) on investment transactions	11.67	67.58	80.71	51.27	(73.09)	163.74

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.00	65.38	76.32	46.88	(79.80)	156.25

Less: Distributions

Distributions from net realized gain on investment transactions	(17.18)	(298.55)	(89.49)	(17.05)	(143.21)	(76.83)

Net asset value, end of period	$ 134.52	$ 141.70	$ 374.87	$ 388.04	$ 358.21	$ 581.22

Total Return

Total investment return based on net asset value(f)(g)	7.60%	20.99	%(d)	24.77%	14.20%	(19.01)%	34.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,721	$27,151	$29,825	$32,022	$34,773	$54,488

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.83	%(h)	1.83%	1.84%	1.87%	1.86%	1.88%

Expenses, before waivers/reimbursements	1.85	%(h)	1.85%	1.87%	1.90%	1.87%	1.88%

Net investment loss(c)	(1.36	)%(h)	(1.27	)%(d)	(1.20)%	(1.30)%	(1.49)%	(1.43)%

Portfolio turnover rate	44%	59%	37%	33%	34%	28%

See footnote summary on page 26.

ABFunds.com	AB Growth Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 141.90	$ 135.99	$ 114.66	$ 100.81	$ 133.95	$ 104.23

Income From Investment Operations

Net investment loss(b)(c)	(.44)	(.36	)(d)	(.25)	(.29)	(.57)	(.50)

Net realized and unrealized gain (loss) on investment transactions	11.88	29.39	28.51	15.46	(21.48)	36.17

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	11.44	29.03	28.26	15.17	(22.05)	35.67

Less: Distributions

Distributions from net realized gain on investment transactions	(17.18)	(23.12)	(6.93)	(1.32)	(11.09)	(5.95)

Net asset value, end of period	$ 136.16	$ 141.90	$ 135.99	$ 114.66	$ 100.81	$ 133.95

Total Return

Total investment return based on net asset value(f)(g)	8.64%	22.22	%(d)	26.02%	15.37%	(18.20)%	35.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$218,975	$225,559	$201,412	$156,055	$171,447	$253,434

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83	%(h)	.82%	.84%	.87%	.86%	.88%

Expenses, before waivers/reimbursements	.85	%(h)	.85%	.87%	.89%	.87%	.88%

Net investment loss(c)	(.36	)%(h)	(.27	)%(d)	(.21)%	(.29)%	(.49)%	(.43)%

Portfolio turnover rate	44%	59%	37%	33%	34%	28%

See footnote summary on page 26.

24 AB Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 141.04	$ 135.37	$ 114.16	$ 100.65	$ 133.67	$ 103.94

Income From Investment Operations

Net investment loss(b)(c)	( .50)	(.47)	(.27)	(.59)	(.49)	(.42)

Net realized and unrealized gain (loss) on investment transactions	11.79	29.26	28.41	15.42	(21.44)	36.10

Contributions from Affiliates	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	11.29	28.79	28.14	14.83	(21.93)	35.68

Less: Distributions

Distributions from net realized gain on investment transactions	(17.18)	(23.12)	(6.93)	(1.32)	(11.09)	(5.95)

Net asset value, end of period	$ 135.15	$ 141.04	$ 135.37	$ 114.16	$ 100.65	$ 133.67

Total Return

Total investment return based on net asset value(f)(g)	8.58%	22.14%	26.05%	15.04%	(18.14)%	35.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,522	$58,995	$56,264	$54,698	$51,502	$69,879

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.87	%(h)	.88%	.86%	1.17%	.79%	.81%

Expenses, before waivers/reimbursements	.90	%(h)	.91%	.89%	1.20%	.80%	.81%

Net investment loss(c)	(.40	)%(h)	(.35)%	(.22)%	(.60)%	(.42)%	(.36)%

Portfolio turnover rate	44%	59%	37%	33%	34%	28%

See footnote summary on page 26.

ABFunds.com	AB Growth Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended July 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.03		.02%	.02%

Class C	$.03	(i)	.02%	.02%

Advisor Class	$.03		.02%	.02%

(e)	Amount is less than $ .005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended June 30, 2026 and for the years ended July 31, 2025 and July 31, 2024 by .01%, .02% and .06%, respectively.

(h)	Annualized.

(i)	Per share amounts have been adjusted to reflect the 1 for 12.9131 reverse share split effective October 20, 2025.

See notes to financial statements.

26 AB Growth Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Growth Fund (the “Fund”) (one of the series constituting The AB Portfolios (the “Trust”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the statements of changes in net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025, the financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at June 30, 2026, the results of its operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the changes in its net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025 and its financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

ABFunds.com	AB Growth Fund 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

28 AB Growth Fund	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. The Fund designates $209,471,774 of dividends paid as long-term capital gain dividends.

For Individual shareholders, the Fund designates 71.71% of dividends paid as qualified dividend income. For corporate shareholders, 65.92% of dividends paid qualify for the dividends received deduction.

The Fund designates $231,234 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Growth Fund 29

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB Growth Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The special meeting of stockholders for the Fund on August 3, 2026 was called to order and adjourned until September 15, 2026 for the purpose of voting on the Proposed Agreement for the Fund.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

30 AB Growth Fund	ABFunds.com

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

ABFunds.com	AB Growth Fund 31

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

32 AB Growth Fund	ABFunds.com

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

ABFunds.com	AB Growth Fund 33

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised

34 AB Growth Fund	ABFunds.com

fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory

ABFunds.com	AB Growth Fund 35

Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth Fund (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

36 AB Growth Fund	ABFunds.com

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

ABFunds.com	AB Growth Fund 37

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the most recent period and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting the Adviser’s waiver of a portion of the advisory fee effective June 2022) with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s

38 AB Growth Fund	ABFunds.com

institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the

ABFunds.com	AB Growth Fund 39

Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

40 AB Growth Fund	ABFunds.com

AB GROWTH FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GRO-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.3%
Information Technology – 21.3%
Communications Equipment – 1.1%
Cisco Systems, Inc.	66,940	$7,862,773
Motorola Solutions, Inc.	9,115	3,785,368

		11,648,141

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. – Class A	29,297	5,165,647

Semiconductors & Semiconductor Equipment – 12.0%
Advanced Micro Devices, Inc.(a)	2,742	1,592,855
Applied Materials, Inc.	21,380	15,457,740
ASML Holding NV (REG)	1,580	3,143,315
Broadcom, Inc.	58,155	21,968,051
Intel Corp.(a)	52,693	7,357,524
KLA Corp.	10,828	3,266,916
Micron Technology, Inc.	3,515	4,057,329
NVIDIA Corp.	258,635	51,750,277
NXP Semiconductors NV	22,533	6,332,449
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	20,424	9,753,890
Texas Instruments, Inc.	19,300	5,752,751

		130,433,097

Software – 4.0%
Adobe, Inc.(a)	4,621	947,398
Microsoft Corp.	97,670	36,432,863
Oracle Corp.	39,720	5,820,966

		43,201,227

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	116,367	33,671,955
Seagate Technology Holdings PLC	6,354	6,131,610

		39,803,565

		230,251,677

Financials – 8.4%
Banks – 2.6%
Bank of America Corp.	220,137	12,543,406
Fifth Third Bancorp	29,768	1,678,022
JPMorgan Chase & Co.	7,890	2,582,634
Wells Fargo & Co.	135,535	11,200,612

		28,004,674

Capital Markets – 2.4%
Charles Schwab Corp. (The)	98,071	9,049,011
Goldman Sachs Group, Inc. (The)	10,999	11,124,059
LPL Financial Holdings, Inc.	2,952	831,519
S&P Global, Inc.	13,616	5,545,252

		26,549,841

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 0.4%
Capital One Financial Corp.	19,059	$3,823,617

Financial Services – 1.7%
Visa, Inc. – Class A	54,512	18,702,522

Insurance – 1.3%
Everest Group Ltd.	7,012	2,504,897
Marsh & McLennan Cos., Inc.	19,035	3,172,563
Progressive Corp. (The)	35,998	7,863,763
Willis Towers Watson PLC	2,510	656,039

		14,197,262

		91,277,916

Industrials – 7.2%
Aerospace & Defense – 1.8%
Airbus SE (ADR)	59,912	3,331,107
BAE Systems PLC (Sponsored ADR)	37,576	3,680,569
Hexcel Corp.	30,291	3,030,917
RTX Corp.	48,198	9,144,607

		19,187,200

Building Products – 0.3%
Carrier Global Corp.	38,882	2,851,995

Commercial Services & Supplies – 0.7%
Veralto Corp.	50,825	4,507,161
Waste Connections, Inc.	21,366	3,561,499

		8,068,660

Construction & Engineering – 0.1%
AECOM	14,454	1,008,889

Electrical Equipment – 2.1%
Eaton Corp. PLC	28,704	12,231,349
GE Vernova, Inc.	8,997	10,570,215

		22,801,564

Ground Transportation – 0.8%
CSX Corp.	157,744	7,497,573
Norfolk Southern Corp.	3,002	944,399

		8,441,972

Machinery – 1.1%
Deere & Co.	9,993	6,338,859
Ingersoll Rand, Inc.	10,221	838,020
PACCAR, Inc.	38,083	4,574,530

		11,751,409

Trading Companies & Distributors – 0.3%
United Rentals, Inc.	3,355	3,800,846

		77,912,535

2 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 7.1%
Entertainment – 0.8%
Walt Disney Co. (The)	87,898	$8,460,182

Interactive Media & Services – 5.8%
Alphabet, Inc. – Class A	9,993	3,571,198
Alphabet, Inc. – Class C	107,312	37,916,549
Meta Platforms, Inc. – Class A	33,223	18,714,184
Reddit, Inc. – Class A(a)	15,375	2,668,793

		62,870,724

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	29,971	5,027,036

		76,357,942

Health Care – 5.9%
Biotechnology – 0.7%
Gilead Sciences, Inc.	412	52,052
Regeneron Pharmaceuticals, Inc.	1,560	972,722
Vertex Pharmaceuticals, Inc.(a)	12,579	6,248,367

		7,273,141

Health Care Equipment & Supplies – 1.1%
Edwards Lifesciences Corp.(a)	25,442	2,301,483
Intuitive Surgical, Inc.(a)	2,352	935,343
Medline, Inc. – Class A(a)	60,638	2,391,563
Medtronic PLC	24,448	1,912,567
Stryker Corp.	14,122	4,446,171

		11,987,127

Health Care Providers & Services – 1.3%
Encompass Health Corp.	25,244	2,551,664
UnitedHealth Group, Inc.	28,251	11,741,963

		14,293,627

Life Sciences Tools & Services – 1.3%
IQVIA Holdings, Inc.(a)	21,159	4,088,342
Thermo Fisher Scientific, Inc.	14,306	7,172,456
Waters Corp.(a)	8,808	3,303,352

		14,564,150

Pharmaceuticals – 1.5%
Eli Lilly & Co.	4,567	5,477,797
Johnson & Johnson	9,589	2,435,318
Merck & Co., Inc.	53,415	6,863,828
Pfizer, Inc.	8,730	210,218
Roche Holding AG (Sponsored ADR)	9,386	481,971
Zoetis, Inc.	5,211	374,463

		15,843,595

		63,961,640

Consumer Discretionary – 5.0%
Broadline Retail – 2.7%
Amazon.com, Inc.(a)	120,503	28,720,685

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.	5,900	$1,051,616
Hyatt Hotels Corp. – Class A	15,416	2,988,237
Starbucks Corp.	8,298	847,973

		4,887,826

Specialty Retail – 1.9%
AutoZone, Inc.(a)	2,010	6,423,839
Home Depot, Inc. (The)	24,189	8,530,977
TJX Cos., Inc. (The)	34,944	5,294,016

		20,248,832

		53,857,343

Consumer Staples – 2.5%
Beverages – 1.2%
Coca-Cola Co. (The)	87,708	7,128,029
Monster Beverage Corp.(a)	59,488	5,717,987

		12,846,016

Consumer Staples Distribution & Retail – 1.1%
Costco Wholesale Corp.	5,248	4,909,347
Walmart, Inc.	57,498	6,512,223

		11,421,570

Household Products – 0.2%
Procter & Gamble Co. (The)	18,581	2,724,718

		26,992,304

Energy – 1.7%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	15,779	875,735

Oil, Gas & Consumable Fuels – 1.6%
Chevron Corp.	8,580	1,422,221
EOG Resources, Inc.	64,115	8,317,639
Exxon Mobil Corp.	59,991	8,201,969

		17,941,829

		18,817,564

Materials – 1.3%
Chemicals – 1.1%
Corteva, Inc.	72,052	6,102,084
Linde PLC	10,594	5,497,650
Westlake Corp.	1,866	136,218

		11,735,952

Construction Materials – 0.2%
Eagle Materials, Inc.	11,446	2,575,350

		14,311,302

Utilities – 1.1%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	55,587	7,604,857

Multi-Utilities – 0.4%
Ameren Corp.	35,665	4,031,572

		11,636,429

4 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 0.8%
Industrial REITs – 0.1%
Prologis, Inc.	6,819	$923,770

Real Estate Management & Development – 0.0%
CBRE Group, Inc. – Class A(a)	450	60,610

Specialized REITs – 0.7%
Digital Realty Trust, Inc.	21,355	3,834,931
Extra Space Storage, Inc.	25,480	3,702,244

		7,537,175

		8,521,555

Total Common Stocks (cost $282,804,999)		673,898,207

INVESTMENT COMPANIES – 37.5%
Funds and Investment Trusts – 37.5%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z	1,701,437	26,048,996
AB Emerging Markets Opportunities ETF	457,513	23,895,904
AB Trust – AB Discovery Value Fund – Class Z	1,444,619	34,121,909
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	2,665,591	40,676,918
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	13,260,121	257,776,761
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	1,662,851	23,795,393

Total Investment Companies (cost $280,739,701)		406,315,881

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(b)(c)(d) (cost $1,840,984)	1,840,984	1,840,984

Total Investments – 100.0% (cost $565,385,684)		1,082,055,072
Other assets less liabilities – 0.0%		261,795

Net Assets – 100.0%		$1,082,316,867

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $282,804,999)	$673,898,207
Affiliated issuers (cost $282,580,685)	408,156,865
Cash	1,068
Foreign currencies, at value (cost $572)	690
Receivable for investment securities sold	526,000
Unaffiliated dividends receivable	297,681
Receivable due from Adviser	232,461
Receivable for shares of beneficial interest sold	164,156
Foreign withholding tax reclaims	62,286
Affiliated dividends receivable	4,519

Total assets	1,083,343,933

Liabilities
Advisory fee payable	573,527
Payable for shares of beneficial interest redeemed	265,666
Administrative fee payable	44,362
Distribution fee payable	12,236
Transfer Agent fee payable	5,591
Accrued expenses	125,684

Total liabilities	1,027,066

Net Assets	$1,082,316,867

Composition of Net Assets
Capital stock, at par	$377
Additional paid-in capital	491,320,646
Distributable earnings	590,995,844

Net Assets	$1,082,316,867

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$56,130,914	1,964,701	$28.57	*

C	$918,759	32,311	$28.43

Advisor	$1,025,267,194	35,663,808	$28.75

*	The maximum offering price per share for Class A shares was $29.84 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

	September 1, 2025		Year Ended
	to June 30,		August 31,
	2026(a)		2025
Investment Income
Dividends
Affiliated issuers	$10,049,361		$8,004,697
Unaffiliated issuers (net of foreign taxes withheld of $45,690 and $49,445)	6,028,198		6,208,770
Interest	8,426		10,452
Other income(b)	– 0	–	3,799

Total income	$16,085,985		$14,227,718

Expenses
Advisory fee (see Note B)	5,414,688		5,639,857
Distribution fee—Class A	108,081		114,944
Distribution fee—Class C	6,311		5,498
Transfer agency—Class A	7,145		5,895
Transfer agency—Class C	132		103
Transfer agency—Advisor Class	130,431		105,270
Custody and accounting	73,402		123,650
Administrative	72,410		88,392
Audit and tax	65,515		73,368
Legal	48,959		59,941
Printing	26,908		38,469
Registration fees	24,721		57,124
Trustees’ fees	19,386		26,519
Miscellaneous	23,392		23,197

Total expenses	6,021,481		6,362,227
Less: expenses waived and reimbursed by the Adviser (see Note B)	(2,163,989)		(2,393,874)

Net expenses	3,857,492		3,968,353

Net investment income	12,228,493		10,259,365

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Affiliated Underling Portfolios	9,786,050		6,971,742
Investment transactions	$41,406,372		20,638,287
Foreign currency transactions	– 0	–	1,005
Net realized gain distributions from Affiliated Underlying Portfolios	25,796,165		4,859,521
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios	54,254,099		30,841,585
Investments	29,353,407		49,939,858
Foreign currency denominated assets and liabilities	73		(8,773)

Net gain on investment and foreign currency transactions	160,596,166		113,243,225

Contributions from Affiliates (see Note B)	596		– 0	–

Net Increase in Net Assets from Operations	$172,825,255		$123,502,590

(a)	The Fund changed its fiscal year end from August 31 to June 30.
(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 7

STATEMENT OF CHANGES IN NET ASSETS

	September 1, 2025	Year Ended		Year Ended
	to June 30,	August 31,		August 31,
	2026(a)	2025		2024
Increase in Net Assets from Operations
Net investment income	$12,228,493	$10,259,365		$10,856,370
Net realized gain on investment and foreign currency transactions	51,192,422	27,611,034		6,279,805
Net realized gain distributions from Affiliated Underlying Portfolios	25,796,165	4,859,521		2,625,265
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	83,607,579	80,772,670		157,438,144
Contributions from Affiliates (see Note B)	596	– 0	–	– 0	–

Net increase in net assets from operations	172,825,255	123,502,590		177,199,584
Distributions to Shareholders
Class A	(2,062,611)	(1,021,550)		(682,354)
Class C	(23,830)	(5,111)		(2,225)
Advisor Class	(39,420,764)	(19,517,501)		(12,862,874)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	14,981,757	(23,896,949)		(34,659,864)

Total increase	146,299,807	79,061,479		128,992,267
Net Assets
Beginning of period	936,017,060	856,955,581		727,963,314

End of period	$1,082,316,867	$936,017,060		$856,955,581

(a)	The Fund changed its fiscal year end from August 31 to June 30.

See notes to financial statements.

8 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). Effective June 1, 2026, the Fund changed its fiscal year end from August 31 to June 30. The Fund offers Class A, Class C and Advisor Class shares. Class T and Class Z have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

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NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To

10 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$673,898,207		$	– 0	–	$	– 0	–	$673,898,207
Investment Companies	406,315,881			– 0	–		– 0	–	406,315,881
Short-Term Investments	1,840,984			– 0	–		– 0	–	1,840,984

Total Investments in Securities	1,082,055,072			– 0	–		– 0	–	1,082,055,072
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,082,055,072		$	– 0	–	$	– 0	–	$1,082,055,072

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in

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NOTES TO FINANCIAL STATEMENTS (continued)

business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. On August 3, 2026, the joint meeting of shareholders was adjourned until September 15, 2026 in respect of the Fund.

Pursuant to the Advisory Agreement the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and for the year ended August 31, 2025, the reimbursement for such services amounted to $72,410 and $88,392, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $55,543 and $66,955, for the period ended June 30, 2026 and for the year ended August 31, 2025, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $908 from the sale of Class A shares and received $5 and $46 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $3,799 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended August 31, 2025, such waiver amounted to $5,001 and $7,510, respectively.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2026. For the period ended June 30, 2026 and the year ended August 31, 2025, such waivers and/or reimbursements amounted to $2,158,988 and $2,386,364, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

	Market						Realized		Change in Unrealized		Market		Distributions
Fund	Value 8/31/25 (000)		Purchases at Cost (000)		Sales Proceeds (000)		Gain (Loss) (000)		Appr./ (Depr.) (000)		Value 6/30/26 (000)		Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$1,918		$84,280		$84,357		$ – 0	–	$ – 0	–	$1,841		$90		$	– 0	–
AB Discovery Growth Fund, Inc.	21,670		2,103		980		(55)		3,311		26,049		184			1,919
AB Trust - AB Discovery Value Fund	28,722		2,501		627		(30)		3,556		34,122		248			1,421
Bernstein Fund, Inc.: International Small Cap Portfolio	33,943		5,209		– 0	–	– 0	–	1,525		40,677		1,922			2,875
International Strategic Equities Portfolio	203,927		27,644		18,837		5,301		39,742		257,777		7,439			17,727
Small Cap Core Portfolio	19,624		1,962		923		64		3,068		23,795		109			1,854
AB Emerging Markets Opportunities ETF	– 0	–	20,671		2,339		268		5,296		23,896		57			– 0	–
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,878		– 0	–	20,872		4,238		(2,244)		– 0	–	– 0	–		– 0	–

Total							$9,786		$54,254		$408,157		$10,049			$25,796

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2025 is as follows:

	Market				Realized		Change in Unrealized		Market	Distributions
Fund	Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Gain (Loss) (000)		Appr./ (Depr.) (000)		Value 8/31/25 (000)	Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$843	$97,887	$96,812		$ – 0	–	$ – 0	–	$1,918	$165		$	– 0	–
AB Discovery Growth Fund, Inc.	20,221	884	765		(89)		1,419		21,670	– 0	–		– 0	–
AB Trust - AB Discovery Value Fund	27,606	3,615	– 0	–	– 0	–	(2,499)		28,722	784			2,833

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NOTES TO FINANCIAL STATEMENTS (continued)

	Market				Realized		Change in Unrealized	Market	Distributions
Fund	Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Gain (Loss) (000)		Appr./ (Depr.) (000)	Value 8/31/25 (000)	Dividend Income (000)	Realized Gains (000)
Bernstein Fund, Inc.: International Small Cap Portfolio	$$45,669	$1,011	$17,705		$696		$4,272	$33,943	$1,011	$	– 0	–
International Strategic Equities Portfolio	224,850	8,225	62,534		6,770		26,616	203,927	5,225		– 0	–
Small Cap Core Portfolio	18,269	3,120	– 0	–	– 0	–	(1,765)	19,624	351		2,027
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	21,369	469	5,354		(405)		2,799	18,878	469		– 0	–

Total					$6,972		$30,842	$328,682	$8,005		$4,860

During the six months ended February 28, 2026, the Adviser reimbursed the Fund $596 for trading losses incurred due to a NAV entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$221,829,713		$210,453,125
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$200,339,312		$230,200,143
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$566,964,281

Gross unrealized appreciation	$519,064,504
Gross unrealized depreciation	(3,973,713)

Net unrealized appreciation	$515,090,791

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026 and for the year ended August 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The

18 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	September 1, 2025 to June 30, 2026(a)	Year Ended August 31, 2025	Year Ended August 31, 2024	September 1, 2025 to June 30, 2026(a)	Year Ended August 31, 2025	Year Ended August 31, 2024

Class A
Shares sold	46,203	19,909	9,080	$1,216,817	$454,298	$178,525

Shares issued in reinvestment of dividends and distributions	71,432	37,945	32,177	1,805,079	862,861	589,807

Shares converted from Class C	3,623	2,401	6,294	95,707	55,910	115,409

Shares redeemed	(86,653)	(218,009)	(207,254)	(2,303,527)	(4,991,988)	(4,176,237)

Net increase (decrease)	34,605	(157,754)	(159,703)	$814,076	$(3,618,919)	$(3,292,496)

Class C
Shares sold	7,848	12,132	8,487	$211,332	$265,655	$160,795

Shares issued in reinvestment of distributions	944	225	122	23,830	5,109	2,224

Shares converted to Class A	(3,646)	(2,409)	(6,355)	(95,707)	(55,910)	(115,409)

Shares redeemed	(1,045)	(7,410)	(1,656)	(26,786)	(168,158)	(28,840)

Net increase	4,101	2,538	598	$112,669	$46,696	$18,770

Advisor Class
Shares sold	1,738,834	1,887,292	1,941,152	$46,367,670	$43,055,236	$38,438,153

Shares issued in reinvestment of dividends and distributions	1,437,742	780,562	636,134	36,504,275	17,835,856	11,711,228

Shares redeemed	(2,571,893)	(3,543,595)	(4,118,017)	(68,816,933)	(81,215,818)	(81,535,519)

Net increase (decrease)	604,683	(875,741)	(1,540,731)	$14,055,012	$(20,324,726)	$(31,386,138)

(a)	The Fund changed its fiscal year end from August 31 to June 30.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels,

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 19

NOTES TO FINANCIAL STATEMENTS (continued)

the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—The Fund’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. The Fund’s tax-management strategies may result in it forgoing performance in favor of tax benefits that may not materialize, or may result in pre-tax performance that is lower than that of funds that do not use tax-management strategies.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and fiscal years August 31, 2025 and August 31, 2024 were as follows:

	September 1, 2025 to June 30, 2026	Year ended August 31, 2025	Year ended August 31, 2024
Distributions paid from:
Ordinary income	$11,379,160	$10,263,244	$8,824,834
Net long-term capital gains	30,128,045	10,280,918	4,722,619

Total taxable distributions paid	$41,507,205	$20,544,162	$13,547,453

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 21

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$382,991
Undistributed capital gains	75,521,949
Unrealized appreciation (depreciation)	515,090,906	(a)

Total accumulated earnings (deficit)	$590,995,846

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and contributions from the Adviser resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
September 1, 2025 to June 30,	Year Ended August 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.14	$ 22.39	$ 18.21	$ 17.15	$ 21.60	$ 16.81

Income From Investment Operations

Net investment income(b)(c)	.27	.22	(d)	.24	.19	.28	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.23	3.03	4.25	1.77	(3.56)	4.87

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	4.50	3.25	4.49	1.96	(3.28)	4.98

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.19)	(.21)	(.24)	(.15)

Distributions from net realized gain on investment transactions	(.82)	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(1.07)	(.50)	(.31)	(.90)	(1.17)	(.19)

Net asset value, end of period	$ 28.57	$ 25.14	$ 22.39	$ 18.21	$ 17.15	$ 21.60

Total Return

Total investment return based on net asset value(f)(g)	18.47%	14.73	%(d)	25.01%	11.99%	(16.08)%	29.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,131	$48,516	$46,757	$40,936	$39,643	$48,742

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.70	%(i)	.69%	.65%	.67%	.63%	.63%

Expenses, before waivers/reimbursements(h)‡	.96	%(i)	.97%	.97%	.99%	.97%	.98%

Net investment income(c)	1.23	%(i)	.97	%(d)	1.19%	1.09%	1.44%	.57%

Portfolio turnover rate	21%	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.28	%(i)	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 26.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
September 1, 2025 to June 30,	Year Ended August 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.01	$ 22.24	$ 18.04	$ 16.99	$ 21.33	$ 16.59

Income From Investment Operations

Net investment income (loss)(b)(c)	.09	(.01	)(d)	.02	.09	.10	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.23	3.05	4.30	1.72	(3.51)	4.79

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	4.32	3.04	4.32	1.81	(3.41)	4.78

Less: Dividends and Distributions

Dividends from net investment income	(.08)	– 0	–	– 0	–	(.07)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.82)	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(.90)	(.27)	(.12)	(.76)	(.93)	(.04)

Net asset value, end of period	$ 28.43	$ 25.01	$ 22.24	$ 18.04	$ 16.99	$ 21.33

Total Return

Total investment return based on net asset value(f)(g)	17.72%	13.81	%(d)	24.10%	11.12%	(16.73)%	28.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$919	$705	$571	$452	$530	$1,378

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	1.45	%(i)	1.45%	1.41%	1.43%	1.39%	1.38%

Expenses, before waivers/reimbursements(h)‡	1.71	%(i)	1.73%	1.73%	1.75%	1.72%	1.74%

Net investment income (loss)(c)	.41	%(i)	(.03	)%(d)	.11%	.51%	.50%	(.05)%

Portfolio turnover rate	21%	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.28	%(i)	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 26.

24 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
September 1, 2025 to June 30,	Year Ended August 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.29	$ 22.53	$ 18.32	$ 17.25	$ 21.72	$ 16.90

Income From Investment Operations

Net investment income(b)(c)	.33	.27	(d)	.28	.23	.33	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.26	3.04	4.28	1.79	(3.58)	4.89

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	4.59	3.31	4.56	2.02	(3.25)	5.05

Less: Dividends and Distributions

Dividends from net investment income	(.31)	(.28)	(.23)	(.26)	(.29)	(.19)

Distributions from net realized gain on investment transactions	(.82)	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(1.13)	(.55)	(.35)	(.95)	(1.22)	(.23)

Net asset value, end of period	$ 28.75	$ 25.29	$ 22.53	$ 18.32	$ 17.25	$ 21.72

Total Return

Total investment return based on net asset value(f)(g)	18.76%	14.95	%(d)	25.33%	12.29%	(15.87)%	30.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,025,267	$886,796	$809,628	$686,575	$651,607	$803,319

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.45	%(i)	.44%	.40%	.42%	.38%	.38%

Expenses, before waivers/reimbursements(h)‡	.71	%(i)	.72%	.72%	.74%	.72%	.73%

Net investment income(c)	1.49	%(i)	1.19	%(d)	1.41%	1.32%	1.68%	.82%

Portfolio turnover rate	21%	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.28	%(i)	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 26.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from August 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(e)	.00	%(j)	.00	%(j)

Class C	$.00	(e)	.00	%(j)	.00	%(j)

Advisor Class	$.00	(e)	.00	%(j)	.00	%(j)

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the period ended and for the years ended June 30, 2026, August 31, 2025, August 31, 2024 and August 31, 2022 by .01%, 01%, .04% and 02%, respectively.

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended June 30, 2026 and for the years ended, August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, such waiver amounted to .26% (annualized), .25%, .28%, .31%, .32%, .33% and .35%, respectively.

(i)	Annualized.

(j)	Less than .005%.

See notes to financial statements.

26 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Tax-Managed Wealth Appreciation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from September 1, 2025 to June 30, 2026 and for the year ended August 31, 2025, the statements of changes in net assets for the period from September 1, 2025 to June 30, 2026 and for each of the two years in the period ended August 31 , 2025, the financial highlights for the period from September 1, 2025 to June 30, 2026 and for each of the five years in the period ended August 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at June 30, 2026, the results of its operations for the period from September 1, 2025 to June 30, 2026 and for the year ended August 31, 2025, the changes in its net assets for the period from September 1, 2025 to June 30, 2026 and for each of the two years in the period ended August 31, 2025 and its financial highlights for the period from September 1, 2025 to June 30, 2026 and for each of the five years in the period ended August 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

28 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For individual shareholders, the Fund designates 88.58% of dividends paid as qualified dividend income. For corporate shareholders, 45.81% of dividends paid qualify for the dividends received deduction. The Fund designates $30,128,045 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 29

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The special meeting of stockholders for the Fund on August 3, 2026 was called to order and adjourned until September 15, 2026 for the purpose of voting on the Proposed Agreement for the Fund.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

30 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 31

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

32 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 33

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and

34 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 35

Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

36 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, dis-

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 37

tribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

38 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

They also noted that the Adviser’s total rate of compensation, taking into account the impact the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 39

amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

40 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TWA-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.7%
Information Technology – 21.2%
Communications Equipment – 1.2%
Cisco Systems, Inc.	112,434	$13,206,498
Motorola Solutions, Inc.	14,173	5,885,905

		19,092,403

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. – Class A	50,281	8,865,546

Semiconductors & Semiconductor Equipment – 12.0%
Applied Materials, Inc.	32,583	23,557,509
ASML Holding NV (REG)	3,865	7,689,186
Broadcom, Inc.	83,490	31,538,347
Intel Corp.(a)	79,571	11,110,499
Micron Technology, Inc.	5,956	6,874,951
NVIDIA Corp.	372,441	74,521,720
NXP Semiconductors NV	22,830	6,415,915
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	26,982	12,885,794
Texas Instruments, Inc.	33,179	9,889,664

		184,483,585

Software – 3.6%
Microsoft Corp.	128,239	47,835,712
Oracle Corp.	50,781	7,441,955

		55,277,667

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	170,043	49,203,642
Seagate Technology Holdings PLC	10,168	9,812,120

		59,015,762

		326,734,963

Financials – 8.2%
Banks – 2.2%
Bank of America Corp.	270,672	15,422,890
Fifth Third Bancorp	67,440	3,801,593
Wells Fargo & Co.	175,139	14,473,487

		33,697,970

Capital Markets – 2.3%
Charles Schwab Corp. (The)	164,770	15,203,328
Goldman Sachs Group, Inc. (The)	10,539	10,658,829
S&P Global, Inc.	24,200	9,855,692

		35,717,849

Consumer Finance – 0.6%
Capital One Financial Corp.	45,452	9,118,580

ABFunds.com	AB Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financial Services – 1.9%
Visa, Inc. – Class A	86,846	$29,795,994

Insurance – 1.2%
Everest Group Ltd.	15,456	5,521,347
Marsh & McLennan Cos., Inc.	45,376	7,562,818
Progressive Corp. (The)	24,666	5,388,288

		18,472,453

		126,802,846

Communication Services – 7.4%
Entertainment – 0.9%
Walt Disney Co. (The)	147,961	14,241,246

Interactive Media & Services – 6.0%
Alphabet, Inc. – Class C	172,977	61,117,964
Meta Platforms, Inc. – Class A	48,646	27,401,805
Reddit, Inc. – Class A(a)	24,354	4,227,367

		92,747,136

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	45,204	7,582,067

		114,570,449

Industrials – 7.1%
Aerospace & Defense – 1.7%
Airbus SE (ADR)	101,949	5,668,364
BAE Systems PLC (Sponsored ADR)	61,844	6,057,620
RTX Corp.	79,615	15,105,354

		26,831,338

Building Products – 0.3%
Carrier Global Corp.	66,488	4,876,895

Commercial Services & Supplies – 0.9%
Veralto Corp.	92,276	8,183,036
Waste Connections, Inc.	30,416	5,070,043

		13,253,079

Electrical Equipment – 1.9%
Eaton Corp. PLC	36,302	15,469,008
GE Vernova, Inc.	11,761	13,817,529

		29,286,537

Ground Transportation – 0.7%
CSX Corp.	222,566	10,578,562

Machinery – 1.3%
Deere & Co.	17,555	11,135,663
PACCAR, Inc.	76,386	9,175,486

		20,311,149

2 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.3%
United Rentals, Inc.	4,584	$5,193,168

		110,330,728

Health Care – 5.9%
Biotechnology – 0.5%
Vertex Pharmaceuticals, Inc.(a)	14,743	7,323,290

Health Care Equipment & Supplies – 1.2%
Medline, Inc. – Class A(a)	95,373	3,761,511
Medtronic PLC	64,804	5,069,617
Stryker Corp.	30,034	9,455,905

		18,287,033

Health Care Providers & Services – 1.4%
Encompass Health Corp.	46,737	4,724,176
UnitedHealth Group, Inc.	39,984	16,618,550

		21,342,726

Life Sciences Tools & Services – 1.5%
IQVIA Holdings, Inc.(a)	33,725	6,516,344
Thermo Fisher Scientific, Inc.	23,505	11,784,467
Waters Corp.(a)	15,226	5,710,359

		24,011,170

Pharmaceuticals – 1.3%
Eli Lilly & Co.	6,969	8,358,828
Merck & Co., Inc.	89,762	11,534,417

		19,893,245

		90,857,464

Consumer Discretionary – 5.0%
Broadline Retail – 2.9%
Amazon.com, Inc.(a)	186,166	44,370,804

Hotels, Restaurants & Leisure – 0.3%
Hyatt Hotels Corp. – Class A(b)	23,671	4,588,387

Specialty Retail – 1.8%
AutoZone, Inc.(a)	3,536	11,300,844
Home Depot, Inc. (The)	20,151	7,106,855
TJX Cos., Inc. (The)	62,439	9,459,508

		27,867,207

		76,826,398

Consumer Staples – 1.8%
Beverages – 1.4%
Coca-Cola Co. (The)	152,733	12,412,611
Monster Beverage Corp.(a)	104,912	10,084,142

		22,496,753

Consumer Staples Distribution & Retail – 0.4%
Walmart, Inc.	50,747	5,747,605

		28,244,358

ABFunds.com	AB Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 1.7%
Oil, Gas & Consumable Fuels – 1.7%
EOG Resources, Inc.	97,087	$12,595,096
Exxon Mobil Corp.	97,750	13,364,380

		25,959,476

Materials – 1.3%
Chemicals – 1.0%
Corteva, Inc.	88,454	7,491,169
Linde PLC	16,085	8,347,150

		15,838,319

Construction Materials – 0.3%
Eagle Materials, Inc.	20,678	4,652,550

		20,490,869

Utilities – 1.2%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	86,634	11,852,398

Multi-Utilities – 0.4%
Ameren Corp.	62,561	7,071,895

		18,924,293

Real Estate – 0.9%
Specialized REITs – 0.9%
Digital Realty Trust, Inc.	39,287	7,055,159
Extra Space Storage, Inc.	48,092	6,987,768

		14,042,927

Total Common Stocks (cost $511,052,522)		953,784,771

INVESTMENT COMPANIES – 37.6%
Funds and Investment Trusts – 37.6%(c)(d)
AB Discovery Growth Fund, Inc. – Class Z	2,436,669	37,305,409
AB Trust – AB Discovery Value Fund – Class Z	2,092,861	49,433,368
AB Emerging Markets Opportunities ETF	639,735	33,413,359
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	3,858,247	58,876,845
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	18,888,593	367,194,247
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	2,403,505	34,394,157

Total Investment Companies (cost $392,475,968)		580,617,385

4 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $11,471,993)	11,471,993	$11,471,993

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $915,000,483)		1,545,874,149

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $3,011,852)	3,011,852	3,011,852

Total Investments – 100.2% (cost $918,012,335)		1,548,886,001
Other assets less liabilities – (0.2)%		(3,199,617)

Net Assets – 100.0%		$1,545,686,384

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $511,052,522)	$953,784,771	(a)
Affiliated issuers (cost $406,959,813 — including investment of cash collateral for securities loaned of $3,011,852)	595,101,230
Cash	13
Foreign currencies, at value (cost $366)	402
Receivable for shares of beneficial interest sold	569,716
Unaffiliated dividends receivable	505,838
Receivable due from Adviser	334,929
Foreign withholding tax reclaims	309,323
Affiliated dividends receivable	29,520

Total assets	1,550,635,742

Liabilities
Payable for collateral received on securities loaned	3,011,852
Advisory fee payable	817,654
Payable for shares of beneficial interest redeemed	760,352
Distribution fee payable	87,359
Administrative fee payable	42,388
Transfer Agent fee payable	19,045
Accrued expenses and other liabilities	210,708

Total liabilities	4,949,358

Net Assets	$1,545,686,384

Composition of Net Assets
Shares of beneficial interest, at par	$586
Additional paid-in capital	842,279,848
Distributable earnings	703,405,950

Net Assets	$1,545,686,384

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$416,189,108	15,745,702	$26.43	*

C	$2,749,770	102,156	$26.92

Advisor	$1,126,747,506	42,790,500	$26.33

(a)	Includes securities on loan with a value of $4,542,447 (see Note E).

*	The maximum offering price per share for Class A shares was $27.60 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

	September 1, 2025 to June 30, 2026(a)		Year Ended August 31, 2025
Investment Income
Dividends
Affiliated issuers	$14,225,159		$11,902,503
Unaffiliated issuers (net of foreign taxes withheld of $69,330 and $81,093)	8,211,506		8,857,964
Interest	656		5,666
Securities lending income, net	12,027		15,984
Other income(b)	– 0	–	50,476

Total income	22,449,348		20,832,593

Expenses
Advisory fee (see Note B)	7,682,333		8,139,260
Distribution fee—Class A	821,073		897,747
Distribution fee—Class C	23,850		31,114
Transfer agency—Class A	112,154		124,967
Transfer agency—Class C	1,028		1,408
Transfer agency—Advisor Class	291,189		309,145
Custody and accounting	80,068		148,718
Administrative	68,561		92,072
Audit and tax	62,795		70,659
Legal	49,439		64,129
Registration fees	46,104		55,881
Printing	42,478		75,470
Trustees’ fees	22,314		30,541
Miscellaneous	26,118		67,620

Total expenses	9,329,504		10,108,731
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(3,071,614)		(3,478,430)

Net expenses	6,257,890		6,630,301

Net investment income	16,191,458		14,202,292

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	50,492,538		65,712,270
Affiliated Underlying Portfolios	9,862,065		8,782,444
Foreign currency transactions	– 0	–	(7,587)
Net realized gain distributions from Affiliated Underlying Portfolios	36,219,959		7,478,943
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios	81,408,846		44,750,270
Investments	53,329,644		40,706,168
Foreign currency denominated assets and liabilities	(9)		(144,985)

Net gain on investment and foreign currency transactions	231,313,043		167,277,523
Contributions from Affiliates (see Note B)	757		– 0	–

Net Increase in Net Assets from Operations	$247,505,258		$181,479,815

(a)	The Fund changed its fiscal year end from August 31 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 7

STATEMENT OF CHANGES IN NET ASSETS

September 1, 2025 to June 30, 2026(a)	Year Ended August 31, 2025	Year Ended August 31, 2024
Increase in Net Assets from Operations
Net investment income	$16,191,458	$14,202,292	$15,828,552
Net realized gain on investment and foreign currency transactions	60,354,603	74,487,127	38,715,018
Net realized gain distributions from Affiliated Underlying Portfolios	36,219,959	7,478,943	3,956,725
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	134,738,481	85,311,453	210,490,352
Contributions from Affiliates (see Note B)	757	– 0	–	– 0	–

Net increase in net assets from operations	247,505,258	181,479,815	268,990,647
Distributions to Shareholders
Class A	(25,943,037)	(19,182,583)	(7,529,257)
Class C	(170,078)	(146,023)	(41,264)
Advisor Class	(68,582,853)	(49,266,764)	(20,064,680)
Class R	– 0	–	– 0	–	(38,405)
Class K	– 0	–	– 0	–	(135,322)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	48,670,093	(20,501,809)	(123,792,908)

Total increase	201,479,383	92,382,636	117,388,811
Net Assets
Beginning of period	1,344,207,001	1,251,824,365	1,134,435,554

End of period	$1,545,686,384	$1,344,207,001	$1,251,824,365

(a)	The Fund changed its fiscal year end from August 31 to June 30.

See notes to financial statements.

8 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Wealth Appreciation Strategy (the “Fund”). Effective June 1, 2026, the Fund changed its fiscal year end from August 31 to June 30. The Fund offers Class A, Class C and Advisor Class shares. Class I, Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Wealth Appreciation Strategy 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available

10 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Wealth Appreciation Strategy 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$953,784,771		$	– 0	–	$	– 0	–	$953,784,771
Investment Companies	580,617,385			– 0	–		– 0	–	580,617,385
Short-Term Investments	11,471,993			– 0	–		– 0	–	11,471,993
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,011,852			– 0	–		– 0	–	3,011,852

Total Investments in Securities	1,548,886,001			– 0	–		– 0	–	1,548,886,001
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,548,886,001		$	– 0	–	$	– 0	–	$1,548,886,001

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

12 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief

ABFunds.com	AB Wealth Appreciation Strategy 13

NOTES TO FINANCIAL STATEMENTS (continued)

operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the Advisory Agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended August 31, 2025, the reimbursement for such services amounted to $68,561 and $92,072, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for

14 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $170,570 and $209,364, for the period ended June 30, 2026 and the year ended August 31, 2025, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,308 from the sale of Class A shares and received $908 and $29 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $50,476 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended August 31, 2025, such waiver amounted to $15,980 and $17,858, respectively.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2026. For the period ended June 30, 2026 and the year ended August 31, 2025, such waivers and/or reimbursements amounted to $3,054,219 and $3,456,508.

ABFunds.com	AB Wealth Appreciation Strategy 15

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 8/31/25 (000)		Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 6/30/26 (000)		Distributions
															Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$11,662		$98,411		$98,601		$	– 0	–	$	– 0	–	$11,472		$291		$	– 0	–
AB Discovery Growth Fund, Inc.	31,235		3,006		1,624			59			4,630		37,306		263			2,743
AB Trust – AB Discovery Value Fund	41,850		3,257		831			(44)			5,201		49,433		368			2,104
Bernstein Fund, Inc.:
International Small Cap Portfolio	48,221		8,506		– 0	–		– 0	–		2,150		58,877		2,730			4,085
International Strategic Equities Portfolio	291,508		40,621		29,444			4,936			59,573		367,194		10,341			24,642
Small Cap Core Portfolio	28,017		2,801		856			12			4,420		34,394		155			2,646
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	26,723		– 0	–	28,081			4,425			(3,067)		– 0	–	– 0	–		– 0	–
AB Active ETFs, Inc – AB Emerging Markets Opportunities ETF	– 0	–	28,404		3,967			474			8,502		33,413		77			– 0	–
AB Government Money Market Portfolio*	3,532		13,117		13,637			– 0	–		– 0	–	3,012		5			– 0	–

Total								$9,862			$81,409		$595,101		$14,230			$36,220

A summary of the Fund’s transactions in AB mutual funds for the year ended August 31, 2025 is as follows:

Fund	Market Value 8/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 8/31/25 (000)	Distributions
											Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$1,907	$131,086	$121,331	$	– 0	–	$	– 0	–	$11,662	$381		$	– 0	–
AB Discovery Growth Fund, Inc.	29,053	754	497		(67)			1,992		31,235	– 0	–		– 0	–
AB Trust – AB Discovery Value Fund	41,787	6,147	2,306		(102)			(3,676)		41,850	1,186			4,288
Bernstein Fund, Inc.:
International Small Cap Portfolio	60,771	1,484	20,939		657			6,248		48,221	1,484			– 0	–
International Strategic Equities Portfolio	325,827	12,554	94,781		9,064			38,844		291,508	7,584			– 0	–
Small Cap Core Portfolio	28,764	3,744	1,679		(14)			(2,798)		28,017	552			3,191
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	32,169	715	9,545		(756)			4,140		26,723	716			– 0	–
AB Government Money Market Portfolio*	3,446	38,959	38,873		– 0	–		– 0	–	3,532	10			– 0	–

Total					$8,782			$44,750		$482,748	$11,913			$7,479

*	Investments of cash collateral for securities lending transactions (see Note E).

16 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$334,725,123		$327,836,051
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended August 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$320,948,435		$395,352,583
U.S. government securities	– 0	–	– 0	–

ABFunds.com	AB Wealth Appreciation Strategy 17

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$925,666,535

Gross unrealized appreciation	$639,789,449
Gross unrealized depreciation	(16,569,983)

Net unrealized appreciation	$623,219,466

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026 and the year ended August 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative

18 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$4,542,447	$3,011,852	$1,768,348	$7,444	$4,583	$1,415

*	As of June 30, 2026.

ABFunds.com	AB Wealth Appreciation Strategy 19

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended August 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$7,704,347	$3,532,426	$4,453,737	$6,203	$9,781	$4,064

*	As of August 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	September 1, 2025 to June 30, 2026(a)	Year Ended August 31, 2025	Year Ended August 31, 2024	September 1, 2025 to June 30, 2026(a)	Year Ended August 31, 2025	Year Ended August 31, 2024

Class A
Shares sold	237,281	168,942	221,341	$5,874,181	$3,705,010	$4,325,947

Shares issued in reinvestment of dividends and distributions	1,034,059	828,976	391,481	24,114,269	17,881,006	7,003,593

Shares converted from Class C	19,788	23,926	57,401	482,825	511,682	1,088,459

Shares redeemed	(1,412,090)	(1,877,268)	(2,304,648)	(35,061,268)	(41,045,463)	(44,953,464)

Net decrease	(120,962)	(855,424)	(1,634,425)	$(4,589,993)	$(18,947,765)	$(32,535,465)

Class C
Shares sold	8,494	21,596	23,146	$214,327	$469,651	$485,628

Shares issued in reinvestment of dividends and distributions	6,368	6,418	2,205	151,869	141,269	40,219

Shares converted to Class A	(19,401)	(23,524)	(56,595)	(482,825)	(511,682)	(1,088,459)

Shares redeemed	(19,046)	(27,819)	(20,263)	(481,431)	(613,339)	(395,434)

Net decrease	(23,585)	(23,329)	(51,507)	$(598,060)	$(514,101)	$(958,046)

Advisor Class
Shares sold	4,492,201	3,815,149	2,898,644	$110,295,208	$82,899,314	$56,097,128

Shares issued in reinvestment of dividends and distributions	2,370,166	2,211,414	1,051,789	54,987,855	47,456,940	18,721,847

Shares redeemed	(4,510,600)	(6,031,792)	(8,143,709)	(111,424,917)	(131,396,197)	(155,955,684)

Net increase (decrease)	2,351,767	(5,229)	(4,193,276)	$53,858,146	$(1,039,943)	$(81,136,709)

20 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares					Amount
	September 1, 2025 to June 30, 2026(a)		Year Ended August 31, 2025		Year Ended August 31, 2024	September 1, 2025 to June 30, 2026(a)			Year Ended August 31, 2025			Year Ended August 31, 2024

Class R
Shares sold	– 0	–	– 0	–	9,099	$	– 0	–	$	– 0	–	$176,757

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	2,159		– 0	–		– 0	–	38,405

Shares redeemed	– 0	–	– 0	–	(126,614)		– 0	–		– 0	–	(2,571,682)

Net increase (decrease)	– 0	–	– 0	–	(115,356)	$	– 0	–	$	– 0	–	$(2,356,520)

Class K
Shares sold	– 0	–	– 0	–	17,279	$	– 0	–	$	– 0	–	$327,359

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	7,619		– 0	–		– 0	–	135,320

Shares redeemed	– 0	–	– 0	–	(355,570)		– 0	–		– 0	–	(7,268,847)

Net increase (decrease)	– 0	–	– 0	–	(330,672)		$– 0	–	$	– 0	–	$(6,806,168)

(a)	The Fund changed its fiscal year end from August 31 to June 30.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

ABFunds.com	AB Wealth Appreciation Strategy 21

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. Shareholders may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless shareholders purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

22 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	September 1, 2025 to June 30, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024
Distributions paid from:
Ordinary income	$21,146,675	$15,097,555	$14,138,189
Net long-term capital gains	73,549,293	53,497,815	13,670,739

Total taxable distributions	$94,695,968	$68,595,370	$27,808,928

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,765,561
Undistributed capital gains	73,420,886
Unrealized appreciation (depreciation)	623,219,503	(a)

Total accumulated earnings (deficit)	$703,405,950

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and contributions from the Adviser resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

ABFunds.com	AB Wealth Appreciation Strategy 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

24 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
September 1, 2025 to June 30, 2026(a)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 23.87	$ 21.89	$ 17.86	$ 17.09	$ 22.18	$ 17.50

Income From Investment Operations

Net investment income(b)(c)	.25	.21	(d)	.23	.26	.29	.11

Net realized and unrealized gain (loss) on investment transactions	3.99	2.95	4.22	1.71	(3.57)	5.10

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	4.24	3.16	4.45	1.97	(3.28)	5.21

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.19)	(.20)	(.23)	(.26)	(.22)

Distributions from net realized gain on investment transactions	(1.44)	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.68)	(1.18)	(.42)	(1.20)	(1.81)	(.53)

Net asset value, end of period	$ 26.43	$ 23.87	$ 21.89	$ 17.86	$ 17.09	$ 22.18

Total Return

Total investment return based on net asset value(f)	18.67%	15.03	%(d)	25.46%	12.22%	(16.10)%	30.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$416,189	$378,792	$365,971	$327,880	$318,353	$425,623

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)‡	.71	%(h)	.71%	.67%	.68%	.65%	.64%

Expenses, before waivers/reimbursements(g)‡	.97	%(h)	.98%	.99%	1.00%	.98%	.99%

Net investment income(c)	1.20	%(h)	.97	%(d)	1.17%	1.55%	1.46%	.55%

Portfolio turnover rate	23%	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.26	%(h)	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 28.

ABFunds.com	AB Wealth Appreciation Strategy 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
September 1, 2025 to June 30, 2026(a)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 24.23	$ 22.20	$ 18.07	$ 17.23	$ 22.24	$ 17.52

Income From Investment Operations

Net investment income (loss)(b)(c)	.10	.05	(d)	.09	.14	.14	(.02)

Net realized and unrealized gain (loss) on investment transactions	4.06	2.99	4.28	1.72	(3.60)	5.10

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	4.16	3.04	4.37	1.86	(3.46)	5.08

Less: Dividends and Distributions

Dividends from net investment income	(.03)	(.02)	(.02)	(.05)	– 0	–	(.05)

Distributions from net realized gain on investment transactions	(1.44)	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.47)	(1.01)	(.24)	(1.02)	(1.55)	(.36)

Net asset value, end of period	$ 26.92	$ 24.23	$ 22.20	$ 18.07	$ 17.23	$ 22.24

Total Return

Total investment return based on net asset value(f)	17.94%	14.17	%(d)	24.48%	11.35%	(16.70)%	29.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,750	$3,047	$3,309	$3,624	$5,166	$8,023

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)‡	1.47	%(h)	1.46%	1.44%	1.44%	1.41%	1.39%

Expenses, before waivers/reimbursements(g)‡	1.73	%(h)	1.74%	1.75%	1.76%	1.74%	1.75%

Net investment income (loss)(c)	.48	%(h)	.24	%(d)	.44%	.85%	.72%	(.10)%

Portfolio turnover rate	23%	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.26	%(h)	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 28.

26 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
September 1, 2025 to June 30, 2026(a)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 23.80	$ 21.82	$ 17.81	$ 17.05	$ 22.13	$ 17.46

Income From Investment Operations

Net investment income(b)(c)	.29	.26	(d)	.28	.30	.33	.16

Net realized and unrealized gain (loss) on investment transactions	3.98	2.96	4.20	1.70	(3.55)	5.08

Contributions from Affiliates	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)

Net increase (decrease) in net asset value from operations	4.27	3.22	4.48	2.00	(3.22)	5.24

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.25)	(.25)	(.27)	(.31)	(.26)

Distributions from net realized gain on investment transactions	(1.44)	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.74)	(1.24)	(.47)	(1.24)	(1.86)	(.57)

Net asset value, end of period	$ 26.33	$ 23.80	$ 21.82	$ 17.81	$ 17.05	$ 22.13

Total Return

Total investment return based on net asset value(f)	18.89%	15.38	%(d)	25.74%	12.50%	(15.87)%	30.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,126,748	$962,368	$882,544	$795,038	$753,314	$967,876

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)‡	.46	%(h)	.46%	.42%	.43%	.40%	.39%

Expenses, before waivers/reimbursements(g)‡	.72	%(h)	.73%	.74%	.75%	.73%	.74%

Net investment income(c)	1.44	%(h)	1.21	%(d)	1.43%	1.79%	1.69%	.81%

Portfolio turnover rate	23%	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.26	%(h)	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 28.

ABFunds.com	AB Wealth Appreciation Strategy 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from August 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(e)	.00	%(i)	.00	%(i)

Class C	$.00	(e)	.00	%(i)	.00	%(i)

Advisor Class	$.00	(e)	.00	%(i)	.00	%(i)

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended June 30, 2026 and the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, such waiver amounted to .26% (annualized), .28%, .31%, .32%, .34% and .35%, respectively.

(h)	Annualized.

(i)	Less than .005%.

See notes to financial statements.

28 AB Wealth Appreciation Strategy	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees

of AB Wealth Appreciation Strategy

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Wealth Appreciation Strategy (the “Fund”) (one of the series constituting The AB Portfolios (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from September 1, 2025 to June 30, 2026 and for the year ended August 31, 2025, the statements of changes in net assets for the period from September 1, 2025 to June 30, 2026 and for each of the two years in the period ended August 31, 2025, the financial highlights for the period from September 1, 2025 to June 30, 2026 and for each of the five years in the period ended August 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at June 30, 2026, the results of its operations for the period from September 1, 2025 to June 30, 2026 and for the year ended August 31, 2025, the changes in its net assets for the period from September 1, 2025 to June 30, 2026 and for each of the two years in the period ended August 31, 2025 and its financial highlights for the period from September 1, 2025 to June 30, 2026 and for each of the five years in the period ended August 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

ABFunds.com	AB Wealth Appreciation Strategy 29

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

30 AB Wealth Appreciation Strategy	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For individual shareholders, the Fund designates 54.47% of dividends paid as qualified dividend income. For corporate shareholders, 26.80% of dividends paid qualify for the dividends received deduction. For foreign shareholders, 1.49% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $73,549,293 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Wealth Appreciation Strategy 31

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including The AB Portfolios in respect of AB Wealth Appreciation Strategy (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at a special meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

32 AB Wealth Appreciation Strategy	ABFunds.com

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

ABFunds.com	AB Wealth Appreciation Strategy 33

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about

34 AB Wealth Appreciation Strategy	ABFunds.com

the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions

ABFunds.com	AB Wealth Appreciation Strategy 35

and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the

36 AB Wealth Appreciation Strategy	ABFunds.com

Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

ABFunds.com	AB Wealth Appreciation Strategy 37

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Wealth Appreciation Strategy (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the

38 AB Wealth Appreciation Strategy	ABFunds.com

AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used

ABFunds.com	AB Wealth Appreciation Strategy 39

by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advi-

40 AB Wealth Appreciation Strategy	ABFunds.com

sory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others.

ABFunds.com	AB Wealth Appreciation Strategy 41

The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

42 AB Wealth Appreciation Strategy	ABFunds.com

NOTES

ABFunds.com	AB Wealth Appreciation Strategy 43

NOTES

44 AB Wealth Appreciation Strategy	ABFunds.com

AB WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

WA-0151-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 31, 2026